UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report - June 30, 2025

Baron Partners Fund

Retail: BPTRX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$96Footnote Reference**	2.01%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,944	$9,275	$9,201
12/31/15	$9,191	$9,857	$9,580
03/31/16	$8,941	$9,952	$9,635
06/30/16	$9,228	$10,214	$9,786
09/30/16	$9,566	$10,663	$10,235
12/31/16	$9,563	$11,112	$10,282
03/31/17	$10,714	$11,750	$10,991
06/30/17	$12,280	$12,104	$11,454
09/30/17	$12,445	$12,658	$12,059
12/31/17	$12,579	$13,460	$12,880
03/31/18	$13,010	$13,373	$13,160
06/30/18	$14,510	$13,893	$13,576
09/30/18	$14,809	$14,883	$14,604
12/31/18	$12,327	$12,754	$12,268
03/31/19	$14,388	$14,545	$14,675
06/30/19	$15,459	$15,141	$15,468
09/30/19	$15,194	$15,317	$15,364
12/31/19	$17,873	$16,711	$16,620
03/31/20	$14,164	$13,218	$13,289
06/30/20	$21,155	$16,130	$17,311
09/30/20	$31,110	$17,615	$18,933
12/31/20	$44,418	$20,201	$22,534
03/31/21	$44,221	$21,483	$22,407
06/30/21	$46,326	$23,253	$24,888
09/30/21	$48,853	$23,230	$24,698
12/31/21	$58,361	$25,385	$25,402
03/31/22	$54,918	$24,045	$22,207
06/30/22	$38,119	$20,029	$17,527
09/30/22	$41,901	$19,135	$17,413
12/31/22	$33,522	$20,509	$18,615
03/31/23	$41,342	$21,982	$20,315
06/30/23	$47,737	$23,825	$21,582
09/30/23	$44,284	$23,050	$20,454
12/31/23	$47,971	$25,833	$23,429
03/31/24	$43,623	$28,421	$25,655
06/30/24	$44,043	$29,335	$24,830
09/30/24	$50,150	$31,162	$26,454
12/31/24	$63,674	$31,983	$28,608
03/31/25	$52,578	$30,473	$26,571
06/30/25	$58,929	$33,822	$31,408

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	33.80%	22.74%	19.41%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$7,316,610,559
# of Issuers	21
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$35,773,963

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Partners Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BPTRX

Semi-Annual Shareholder Report - June 30, 2025

Baron Partners Fund

Institutional: BPTIX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84Footnote Reference**	1.75%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$894,948	$927,508	$920,105
12/31/15	$920,409	$985,659	$957,995
03/31/16	$895,967	$995,204	$963,541
06/30/16	$925,247	$1,021,383	$978,598
09/30/16	$959,619	$1,066,301	$1,023,534
12/31/16	$959,874	$1,111,185	$1,028,203
03/31/17	$1,076,484	$1,175,004	$1,099,089
06/30/17	$1,234,596	$1,210,436	$1,145,417
09/30/17	$1,251,909	$1,265,769	$1,205,928
12/31/17	$1,266,167	$1,345,985	$1,288,005
03/31/18	$1,310,469	$1,337,309	$1,316,013
06/30/18	$1,462,471	$1,389,315	$1,357,568
09/30/18	$1,493,787	$1,488,289	$1,460,398
12/31/18	$1,244,017	$1,275,432	$1,226,817
03/31/19	$1,453,050	$1,454,546	$1,467,535
06/30/19	$1,562,022	$1,514,111	$1,546,808
09/30/19	$1,536,095	$1,531,712	$1,536,388
12/31/19	$1,808,583	$1,671,058	$1,661,966
03/31/20	$1,434,199	$1,321,812	$1,328,910
06/30/20	$2,143,638	$1,612,975	$1,731,051
09/30/20	$3,154,416	$1,761,490	$1,893,311
12/31/20	$4,506,601	$2,020,105	$2,253,406
03/31/21	$4,489,538	$2,148,319	$2,240,668
06/30/21	$4,706,284	$2,325,337	$2,488,756
09/30/21	$4,965,957	$2,322,972	$2,469,844
12/31/21	$5,936,423	$2,538,486	$2,540,220
03/31/22	$5,589,952	$2,404,494	$2,220,652
06/30/22	$3,882,383	$2,002,914	$1,752,722
09/30/22	$4,270,498	$1,913,494	$1,741,280
12/31/22	$3,418,818	$2,050,921	$1,861,452
03/31/23	$4,219,149	$2,198,183	$2,031,513
06/30/23	$4,874,878	$2,382,540	$2,158,159
09/30/23	$4,525,175	$2,305,017	$2,045,419
12/31/23	$4,904,979	$2,583,275	$2,342,948
03/31/24	$4,463,203	$2,842,103	$2,565,451
06/30/24	$4,508,945	$2,933,505	$2,483,009
09/30/24	$5,137,523	$3,116,235	$2,645,432
12/31/24	$6,527,315	$3,198,295	$2,860,811
03/31/25	$5,393,383	$3,047,274	$2,657,120
06/30/25	$6,048,432	$3,382,207	$3,140,761

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	34.14%	23.05%	19.72%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$7,316,610,559
# of Issuers	21
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$35,773,963

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Partners Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BPTIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Partners Fund

R6: BPTUX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84Footnote Reference**	1.76%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,474,742	$4,637,539	$4,600,523
12/31/15	$4,602,046	$4,928,296	$4,789,976
03/31/16	$4,479,834	$4,976,019	$4,817,707
06/30/16	$4,626,234	$5,106,917	$4,892,988
09/30/16	$4,798,095	$5,331,504	$5,117,672
12/31/16	$4,800,641	$5,555,926	$5,141,016
03/31/17	$5,382,421	$5,875,018	$5,495,443
06/30/17	$6,172,980	$6,052,179	$5,727,083
09/30/17	$6,259,547	$6,328,843	$6,029,640
12/31/17	$6,330,837	$6,729,923	$6,440,027
03/31/18	$6,552,347	$6,686,546	$6,580,066
06/30/18	$7,312,353	$6,946,577	$6,787,840
09/30/18	$7,468,937	$7,441,445	$7,301,989
12/31/18	$6,220,083	$6,377,160	$6,134,083
03/31/19	$7,265,250	$7,272,729	$7,337,675
06/30/19	$7,811,385	$7,570,553	$7,734,038
09/30/19	$7,681,748	$7,658,561	$7,681,941
12/31/19	$9,042,909	$8,355,288	$8,309,831
03/31/20	$7,170,994	$6,609,062	$6,644,551
06/30/20	$10,718,184	$8,064,877	$8,655,256
09/30/20	$15,772,083	$8,807,448	$9,466,553
12/31/20	$22,531,729	$10,100,526	$11,267,030
03/31/21	$22,446,417	$10,741,597	$11,203,341
06/30/21	$23,530,147	$11,626,685	$12,443,778
09/30/21	$24,828,514	$11,614,859	$12,349,222
12/31/21	$29,680,917	$12,692,429	$12,701,102
03/31/22	$27,948,545	$12,022,470	$11,103,262
06/30/22	$19,412,075	$10,014,572	$8,763,610
09/30/22	$21,351,222	$9,567,468	$8,706,398
12/31/22	$17,092,782	$10,254,604	$9,307,262
03/31/23	$21,093,001	$10,990,916	$10,157,563
06/30/23	$24,371,675	$11,912,700	$10,790,794
09/30/23	$22,621,671	$11,525,087	$10,227,094
12/31/23	$24,520,705	$12,916,373	$11,714,740
03/31/24	$22,313,281	$14,210,515	$12,827,253
06/30/24	$22,540,516	$14,667,523	$12,415,047
09/30/24	$25,683,439	$15,581,177	$13,227,162
12/31/24	$32,630,998	$15,991,476	$14,304,057
03/31/25	$26,961,273	$15,236,371	$13,285,601
06/30/25	$30,236,553	$16,911,034	$15,703,807

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	34.14%	23.05%	19.72%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$7,316,610,559
# of Issuers	21
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$35,773,963

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Partners Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BPTUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Focused Growth Fund

Retail: BFGFX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,621	$9,275	$8,895
12/31/15	$9,159	$9,857	$9,234
03/31/16	$9,075	$9,952	$8,988
06/30/16	$9,194	$10,214	$9,231
09/30/16	$9,285	$10,663	$9,876
12/31/16	$9,221	$11,112	$10,132
03/31/17	$10,007	$11,750	$10,765
06/30/17	$11,008	$12,104	$11,210
09/30/17	$11,358	$12,658	$11,857
12/31/17	$11,651	$13,460	$12,610
03/31/18	$11,765	$13,373	$12,910
06/30/18	$13,250	$13,893	$13,624
09/30/18	$13,626	$14,883	$14,600
12/31/18	$12,089	$12,754	$11,668
03/31/19	$13,557	$14,545	$13,884
06/30/19	$13,687	$15,141	$14,459
09/30/19	$13,626	$15,317	$13,999
12/31/19	$15,719	$16,711	$15,479
03/31/20	$13,079	$13,218	$11,885
06/30/20	$18,391	$16,130	$15,791
09/30/20	$26,413	$17,615	$17,271
12/31/20	$34,929	$20,201	$21,743
03/31/21	$34,937	$21,483	$22,284
06/30/21	$35,767	$23,253	$23,629
09/30/21	$37,475	$23,230	$22,794
12/31/21	$41,508	$25,385	$22,840
03/31/22	$38,151	$24,045	$20,029
06/30/22	$30,534	$20,029	$16,113
09/30/22	$31,186	$19,135	$16,094
12/31/22	$29,761	$20,509	$16,853
03/31/23	$34,036	$21,982	$17,956
06/30/23	$36,533	$23,825	$19,108
09/30/23	$34,577	$23,050	$17,801
12/31/23	$37,916	$25,833	$20,043
03/31/24	$38,530	$28,421	$21,749
06/30/24	$38,426	$29,335	$20,832
09/30/24	$42,920	$31,162	$22,288
12/31/24	$49,109	$31,983	$22,829
03/31/25	$45,177	$30,473	$20,364
06/30/25	$50,919	$33,822	$22,667

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	32.51%	22.59%	17.68%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$2,556,545,001
# of Issuers	30
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$11,139,985

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BFGFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Focused Growth Fund

Institutional: BFGIX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$862,272	$927,508	$889,527
12/31/15	$916,886	$985,659	$923,385
03/31/16	$909,274	$995,204	$898,830
06/30/16	$921,730	$1,021,383	$923,092
09/30/16	$931,418	$1,066,301	$987,567
12/31/16	$925,795	$1,111,185	$1,013,211
03/31/17	$1,004,961	$1,175,004	$1,076,545
06/30/17	$1,106,117	$1,210,436	$1,120,962
09/30/17	$1,141,558	$1,265,769	$1,185,732
12/31/17	$1,172,004	$1,345,985	$1,260,998
03/31/18	$1,184,727	$1,337,309	$1,290,992
06/30/18	$1,335,157	$1,389,315	$1,362,353
09/30/18	$1,373,782	$1,488,289	$1,459,984
12/31/18	$1,219,713	$1,275,432	$1,166,843
03/31/19	$1,367,740	$1,454,546	$1,388,389
06/30/19	$1,382,845	$1,514,111	$1,445,896
09/30/19	$1,376,803	$1,531,712	$1,399,913
12/31/19	$1,589,646	$1,671,058	$1,547,867
03/31/20	$1,323,551	$1,321,812	$1,188,472
06/30/20	$1,861,893	$1,612,975	$1,579,119
09/30/20	$2,675,467	$1,761,490	$1,727,132
12/31/20	$3,540,906	$2,020,105	$2,174,275
03/31/21	$3,544,879	$2,148,319	$2,228,362
06/30/21	$3,630,700	$2,325,337	$2,362,867
09/30/21	$3,807,161	$2,322,972	$2,279,411
12/31/21	$4,219,425	$2,538,486	$2,283,954
03/31/22	$3,880,700	$2,404,494	$2,002,933
06/30/22	$3,108,038	$2,002,914	$1,611,345
09/30/22	$3,175,678	$1,913,494	$1,609,383
12/31/22	$3,032,254	$2,050,921	$1,685,312
03/31/23	$3,471,681	$2,198,183	$1,795,594
06/30/23	$3,728,014	$2,382,540	$1,910,781
09/30/23	$3,530,678	$2,305,017	$1,780,144
12/31/23	$3,874,490	$2,583,275	$2,004,344
03/31/24	$3,939,590	$2,842,103	$2,174,877
06/30/24	$3,931,453	$2,933,505	$2,083,203
09/30/24	$4,394,276	$3,116,235	$2,228,792
12/31/24	$5,031,039	$3,198,295	$2,282,923
03/31/25	$4,631,282	$3,047,274	$2,036,370
06/30/25	$5,223,288	$3,382,207	$2,266,680

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	32.86%	22.91%	17.98%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$2,556,545,001
# of Issuers	30
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$11,139,985

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BFGIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Focused Growth Fund

R6: BFGUX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,311,358	$4,637,539	$4,447,637
12/31/15	$4,584,432	$4,928,296	$4,616,925
03/31/16	$4,546,372	$4,976,019	$4,494,152
06/30/16	$4,608,651	$5,106,917	$4,615,461
09/30/16	$4,657,091	$5,331,504	$4,937,835
12/31/16	$4,628,772	$5,555,926	$5,066,057
03/31/17	$5,024,581	$5,875,018	$5,382,723
06/30/17	$5,530,338	$6,052,179	$5,604,812
09/30/17	$5,711,199	$6,328,843	$5,928,659
12/31/17	$5,863,425	$6,729,923	$6,304,989
03/31/18	$5,927,036	$6,686,546	$6,454,961
06/30/18	$6,675,399	$6,946,577	$6,811,766
09/30/18	$6,872,258	$7,441,445	$7,299,922
12/31/18	$6,101,961	$6,377,160	$5,834,215
03/31/19	$6,842,051	$7,272,729	$6,941,946
06/30/19	$6,913,794	$7,570,553	$7,229,480
09/30/19	$6,887,362	$7,658,561	$6,999,566
12/31/19	$7,951,506	$8,355,288	$7,739,337
03/31/20	$6,621,128	$6,609,062	$5,942,359
06/30/20	$9,312,644	$8,064,877	$7,895,595
09/30/20	$13,384,064	$8,807,448	$8,635,658
12/31/20	$17,714,759	$10,100,526	$10,871,373
03/31/21	$17,730,650	$10,741,597	$11,141,810
06/30/21	$18,163,686	$11,626,685	$11,814,335
09/30/21	$19,046,029	$11,614,859	$11,397,056
12/31/21	$21,107,143	$12,692,429	$11,419,770
03/31/22	$19,413,812	$12,022,470	$10,014,663
06/30/22	$15,546,610	$10,014,572	$8,056,724
09/30/22	$15,889,845	$9,567,468	$8,046,915
12/31/22	$15,172,895	$10,254,604	$8,426,559
03/31/23	$17,369,508	$10,990,916	$8,977,968
06/30/23	$18,650,865	$11,912,700	$9,553,906
09/30/23	$17,664,423	$11,525,087	$8,900,722
12/31/23	$19,383,069	$12,916,373	$10,021,718
03/31/24	$19,708,493	$14,210,515	$10,874,386
06/30/24	$19,672,900	$14,667,523	$10,416,015
09/30/24	$21,986,461	$15,581,177	$11,143,960
12/31/24	$25,169,515	$15,991,476	$11,414,614
03/31/25	$23,171,208	$15,236,371	$10,181,850
06/30/25	$26,130,533	$16,911,034	$11,333,401

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	32.83%	22.92%	17.98%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

Key Fund Statistics

Total Net Assets	$2,556,545,001
# of Issuers	30
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$11,139,985

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Focused Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BFGUX

Semi-Annual Shareholder Report - June 30, 2025

Baron International Growth Fund

Retail: BIGFX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$9,001	$8,783	$8,941
12/31/15	$9,415	$9,068	$9,411
03/31/16	$9,263	$9,034	$9,380
06/30/16	$9,436	$8,975	$9,410
09/30/16	$10,155	$9,596	$9,993
12/31/16	$9,522	$9,475	$9,416
03/31/17	$10,491	$10,220	$10,274
06/30/17	$11,207	$10,811	$11,042
09/30/17	$12,155	$11,477	$11,751
12/31/17	$13,040	$12,052	$12,452
03/31/18	$13,296	$11,909	$12,347
06/30/18	$12,996	$11,598	$12,194
09/30/18	$12,663	$11,680	$12,130
12/31/18	$10,706	$10,341	$10,590
03/31/19	$12,493	$11,407	$11,883
06/30/19	$12,814	$11,747	$12,360
09/30/19	$12,677	$11,536	$12,247
12/31/19	$13,818	$12,566	$13,446
03/31/20	$10,845	$9,631	$10,855
06/30/20	$13,908	$11,183	$13,036
09/30/20	$15,220	$11,883	$14,409
12/31/20	$18,034	$13,904	$16,458
03/31/21	$18,446	$14,390	$16,521
06/30/21	$20,003	$15,178	$17,615
09/30/21	$19,788	$14,724	$17,076
12/31/21	$19,772	$14,992	$17,440
03/31/22	$16,868	$14,176	$15,571
06/30/22	$14,124	$12,230	$13,032
09/30/22	$12,491	$11,019	$11,837
12/31/22	$14,340	$12,593	$13,344
03/31/23	$14,865	$13,457	$14,435
06/30/23	$15,371	$13,785	$14,713
09/30/23	$14,292	$13,265	$13,710
12/31/23	$15,391	$14,559	$15,217
03/31/24	$15,591	$15,219	$16,005
06/30/24	$15,772	$15,388	$16,146
09/30/24	$17,037	$16,628	$17,297
12/31/24	$16,024	$15,365	$15,949
03/31/25	$16,128	$16,169	$16,182
06/30/25	$18,840	$18,114	$18,513

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$351,680,125
# of Issuers	86
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,332,603
Class/Index Name	1 Year	5 Years	10 Years
Retail	19.45%	6.26%	6.54%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron International Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BIGFX

Semi-Annual Shareholder Report - June 30, 2025

Baron International Growth Fund

Institutional: BINIX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$900,408	$878,285	$894,094
12/31/15	$942,379	$906,770	$941,073
03/31/16	$927,857	$903,360	$938,039
06/30/16	$946,009	$897,543	$940,965
09/30/16	$1,018,619	$959,579	$999,257
12/31/16	$955,146	$947,543	$941,610
03/31/17	$1,053,540	$1,022,016	$1,027,387
06/30/17	$1,126,288	$1,081,093	$1,104,215
09/30/17	$1,222,144	$1,147,743	$1,175,108
12/31/17	$1,311,719	$1,205,165	$1,245,241
03/31/18	$1,338,290	$1,190,923	$1,234,742
06/30/18	$1,309,550	$1,159,779	$1,219,420
09/30/18	$1,276,456	$1,167,954	$1,212,994
12/31/18	$1,079,795	$1,034,102	$1,058,990
03/31/19	$1,260,600	$1,140,722	$1,188,300
06/30/19	$1,294,187	$1,174,724	$1,236,013
09/30/19	$1,280,873	$1,153,611	$1,224,718
12/31/19	$1,397,130	$1,256,570	$1,344,649
03/31/20	$1,096,702	$963,089	$1,085,491
06/30/20	$1,407,799	$1,118,305	$1,303,568
09/30/20	$1,541,787	$1,188,265	$1,440,925
12/31/20	$1,827,934	$1,390,421	$1,645,792
03/31/21	$1,870,666	$1,438,967	$1,652,093
06/30/21	$2,029,788	$1,517,753	$1,761,481
09/30/21	$2,008,944	$1,472,417	$1,707,565
12/31/21	$2,008,611	$1,499,198	$1,743,983
03/31/22	$1,714,552	$1,417,603	$1,557,052
06/30/22	$1,437,093	$1,223,019	$1,303,201
09/30/22	$1,271,685	$1,101,856	$1,183,655
12/31/22	$1,460,484	$1,259,278	$1,334,357
03/31/23	$1,515,200	$1,345,737	$1,443,485
06/30/23	$1,567,510	$1,378,536	$1,471,346
09/30/23	$1,458,079	$1,326,530	$1,370,998
12/31/23	$1,571,513	$1,455,918	$1,521,726
03/31/24	$1,592,684	$1,521,916	$1,600,487
06/30/24	$1,612,645	$1,538,766	$1,614,556
09/30/24	$1,742,771	$1,662,839	$1,729,699
12/31/24	$1,639,897	$1,536,459	$1,594,929
03/31/25	$1,651,506	$1,616,901	$1,618,181
06/30/25	$1,930,729	$1,811,434	$1,851,348

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$351,680,125
# of Issuers	86
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,332,603
Class/Index Name	1 Year	5 Years	10 Years
Institutional	19.72%	6.52%	6.80%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron International Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BINIX

Semi-Annual Shareholder Report - June 30, 2025

Baron International Growth Fund

R6: BIGUX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,502,039	$4,391,424	$4,470,469
12/31/15	$4,711,893	$4,533,852	$4,705,364
03/31/16	$4,639,283	$4,516,800	$4,690,193
06/30/16	$4,730,046	$4,487,713	$4,704,827
09/30/16	$5,093,097	$4,797,894	$4,996,286
12/31/16	$4,775,732	$4,737,713	$4,708,049
03/31/17	$5,267,698	$5,110,080	$5,136,936
06/30/17	$5,631,438	$5,405,466	$5,521,073
09/30/17	$6,110,720	$5,738,716	$5,875,540
12/31/17	$6,558,595	$6,025,827	$6,226,204
03/31/18	$6,691,448	$5,954,614	$6,173,712
06/30/18	$6,547,750	$5,798,897	$6,097,099
09/30/18	$6,382,269	$5,839,769	$6,064,969
12/31/18	$5,398,965	$5,170,512	$5,294,949
03/31/19	$6,302,991	$5,703,611	$5,941,502
06/30/19	$6,470,922	$5,873,621	$6,180,066
09/30/19	$6,404,353	$5,768,054	$6,123,591
12/31/19	$6,985,638	$6,282,849	$6,723,246
03/31/20	$5,486,309	$4,815,446	$5,427,455
06/30/20	$7,038,985	$5,591,525	$6,517,842
09/30/20	$7,703,304	$5,941,324	$7,204,625
12/31/20	$9,134,034	$6,952,106	$8,228,961
03/31/21	$9,347,695	$7,194,835	$8,260,465
06/30/21	$10,143,304	$7,588,766	$8,807,403
09/30/21	$10,039,085	$7,362,086	$8,537,827
12/31/21	$10,037,419	$7,495,988	$8,719,917
03/31/22	$8,570,047	$7,088,014	$7,785,261
06/30/22	$7,182,713	$6,115,095	$6,516,007
09/30/22	$6,355,650	$5,509,278	$5,918,277
12/31/22	$7,299,677	$6,296,389	$6,671,783
03/31/23	$7,570,258	$6,728,686	$7,217,424
06/30/23	$7,834,826	$6,892,678	$7,356,732
09/30/23	$7,287,651	$6,632,648	$6,854,991
12/31/23	$7,854,841	$7,279,589	$7,608,631
03/31/24	$7,960,702	$7,609,579	$8,002,434
06/30/24	$8,057,488	$7,693,831	$8,072,782
09/30/24	$8,708,139	$8,314,193	$8,648,495
12/31/24	$8,196,807	$7,682,297	$7,974,644
03/31/25	$8,254,854	$8,084,504	$8,090,906
06/30/25	$9,647,975	$9,057,172	$9,256,742

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$351,680,125
# of Issuers	86
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,332,603
Class/Index Name	1 Year	5 Years	10 Years
R6	19.74%	6.51%	6.79%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron International Growth Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BIGUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Fund

Retail: BREFX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$10,000	$10,000	$10,000	$10,000
09/30/15	$9,003	$9,356	$9,713	$10,176
12/31/15	$9,476	$10,015	$10,312	$10,855
03/31/16	$9,042	$10,150	$10,740	$11,492
06/30/16	$9,089	$10,399	$11,130	$12,240
09/30/16	$9,285	$10,800	$11,140	$12,024
12/31/16	$9,286	$11,213	$11,163	$11,629
03/31/17	$9,996	$11,893	$11,801	$11,709
06/30/17	$10,738	$12,260	$12,176	$11,866
09/30/17	$11,103	$12,810	$12,448	$11,941
12/31/17	$12,169	$13,661	$13,176	$12,065
03/31/18	$11,506	$13,557	$12,480	$11,053
06/30/18	$11,638	$14,023	$13,082	$12,129
09/30/18	$11,307	$15,104	$13,332	$12,224
12/31/18	$9,464	$13,062	$11,763	$11,362
03/31/19	$11,264	$14,845	$13,619	$13,171
06/30/19	$11,734	$15,483	$14,105	$13,301
09/30/19	$12,296	$15,746	$14,883	$14,283
12/31/19	$13,639	$17,175	$15,317	$14,126
03/31/20	$10,920	$13,809	$10,907	$10,279
06/30/20	$14,176	$16,645	$13,281	$11,449
09/30/20	$16,813	$18,132	$14,464	$11,603
12/31/20	$19,620	$20,335	$15,962	$12,897
03/31/21	$21,782	$21,590	$17,909	$13,993
06/30/21	$22,780	$23,436	$19,160	$15,636
09/30/21	$22,386	$23,572	$19,180	$15,753
12/31/21	$24,335	$26,172	$21,796	$18,276
03/31/22	$21,711	$24,968	$19,391	$17,494
06/30/22	$17,217	$20,948	$16,072	$14,492
09/30/22	$16,374	$19,925	$15,270	$13,003
12/31/22	$17,372	$21,432	$16,600	$13,640
03/31/23	$18,588	$23,038	$17,385	$13,966
06/30/23	$19,947	$25,053	$18,609	$14,292
09/30/23	$18,307	$24,232	$17,478	$13,246
12/31/23	$21,663	$27,066	$20,432	$15,313
03/31/24	$23,447	$29,923	$21,778	$15,218
06/30/24	$21,276	$31,204	$20,900	$15,185
09/30/24	$25,069	$33,041	$24,162	$17,582
12/31/24	$24,303	$33,837	$23,028	$16,459
03/31/25	$22,660	$32,392	$22,312	$16,584
06/30/25	$23,466	$35,936	$23,679	$16,342

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	10.29%	10.61%	8.90%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

Key Fund Statistics

Total Net Assets	$2,132,580,484
# of Issuers	40
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$10,493,293

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BREFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Fund

Institutional: BREIX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,001
09/30/15	$900,903	$935,616	$971,345	$1,017,546
12/31/15	$948,890	$1,001,507	$1,031,239	$1,085,443
03/31/16	$905,917	$1,015,006	$1,073,957	$1,149,173
06/30/16	$911,337	$1,039,928	$1,112,958	$1,223,951
09/30/16	$931,468	$1,079,985	$1,114,048	$1,202,359
12/31/16	$932,276	$1,121,286	$1,116,252	$1,162,893
03/31/17	$1,004,349	$1,189,305	$1,180,117	$1,170,850
06/30/17	$1,079,149	$1,226,034	$1,217,638	$1,186,594
09/30/17	$1,116,939	$1,280,965	$1,244,771	$1,194,045
12/31/17	$1,225,172	$1,366,081	$1,317,605	$1,206,426
03/31/18	$1,159,035	$1,355,711	$1,248,041	$1,105,247
06/30/18	$1,172,915	$1,402,264	$1,308,175	$1,212,909
09/30/18	$1,140,566	$1,510,390	$1,333,161	$1,222,355
12/31/18	$955,174	$1,306,189	$1,176,292	$1,136,122
03/31/19	$1,137,607	$1,484,456	$1,361,882	$1,317,030
06/30/19	$1,185,592	$1,548,344	$1,410,510	$1,330,095
09/30/19	$1,243,308	$1,574,640	$1,488,334	$1,428,225
12/31/19	$1,379,693	$1,717,460	$1,531,700	$1,412,560
03/31/20	$1,105,616	$1,380,872	$1,090,711	$1,027,826
06/30/20	$1,436,577	$1,664,549	$1,328,054	$1,144,884
09/30/20	$1,704,498	$1,813,182	$1,446,434	$1,160,214
12/31/20	$1,990,621	$2,033,453	$1,596,180	$1,289,654
03/31/21	$2,211,125	$2,159,016	$1,790,857	$1,399,224
06/30/21	$2,313,917	$2,343,588	$1,916,012	$1,563,556
09/30/21	$2,275,472	$2,357,228	$1,917,999	$1,575,253
12/31/21	$2,475,484	$2,617,163	$2,179,576	$1,827,577
03/31/22	$2,209,142	$2,496,812	$1,939,086	$1,749,358
06/30/22	$1,753,667	$2,094,797	$1,607,193	$1,449,112
09/30/22	$1,668,457	$1,992,515	$1,526,959	$1,300,211
12/31/22	$1,771,432	$2,143,171	$1,659,970	$1,363,919
03/31/23	$1,896,598	$2,303,846	$1,738,498	$1,396,510
06/30/23	$2,037,178	$2,505,253	$1,860,924	$1,429,123
09/30/23	$1,870,406	$2,423,245	$1,747,796	$1,324,524
12/31/23	$2,214,994	$2,706,561	$2,043,216	$1,531,214
03/31/24	$2,398,390	$2,992,264	$2,177,767	$1,521,704
06/30/24	$2,177,820	$3,120,445	$2,089,988	$1,518,405
09/30/24	$2,567,450	$3,304,131	$2,416,158	$1,758,192
12/31/24	$2,491,028	$3,383,734	$2,302,805	$1,645,843
03/31/25	$2,324,338	$3,239,176	$2,231,164	$1,658,323
06/30/25	$2,408,305	$3,593,619	$2,367,901	$1,634,160

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	10.58%	10.89%	9.19%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

Key Fund Statistics

Total Net Assets	$2,132,580,484
# of Issuers	40
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$10,493,293

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BREIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Fund

R6: BREUX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,504,513	$4,678,080	$4,856,723	$5,087,730
12/31/15	$4,744,448	$5,007,534	$5,156,197	$5,427,213
03/31/16	$4,529,583	$5,075,029	$5,369,785	$5,745,860
06/30/16	$4,556,683	$5,199,641	$5,564,790	$6,119,751
09/30/16	$4,659,276	$5,399,924	$5,570,241	$6,011,790
12/31/16	$4,661,850	$5,606,431	$5,581,258	$5,814,462
03/31/17	$5,022,252	$5,946,526	$5,900,583	$5,854,248
06/30/17	$5,396,291	$6,130,168	$6,088,188	$5,932,966
09/30/17	$5,585,259	$6,404,825	$6,223,854	$5,970,223
12/31/17	$6,126,481	$6,830,405	$6,588,024	$6,032,129
03/31/18	$5,795,761	$6,778,555	$6,240,204	$5,526,234
06/30/18	$5,867,213	$7,011,321	$6,540,876	$6,064,542
09/30/18	$5,703,813	$7,551,948	$6,665,805	$6,111,772
12/31/18	$4,776,693	$6,530,943	$5,881,460	$5,680,606
03/31/19	$5,689,019	$7,422,278	$6,809,411	$6,585,147
06/30/19	$5,928,986	$7,741,722	$7,052,551	$6,650,472
09/30/19	$6,218,046	$7,873,200	$7,441,670	$7,141,122
12/31/19	$6,902,723	$8,587,300	$7,658,499	$7,062,796
03/31/20	$5,529,420	$6,904,359	$5,453,557	$5,139,128
06/30/20	$7,184,625	$8,322,746	$6,640,270	$5,724,417
09/30/20	$8,524,773	$9,065,909	$7,232,170	$5,801,069
12/31/20	$9,955,769	$10,167,263	$7,980,901	$6,448,264
03/31/21	$11,058,587	$10,795,078	$8,954,285	$6,996,118
06/30/21	$11,572,683	$11,717,940	$9,580,060	$7,817,774
09/30/21	$11,380,406	$11,786,142	$9,589,997	$7,876,260
12/31/21	$12,380,901	$13,085,813	$10,897,881	$9,137,881
03/31/22	$11,048,817	$12,484,060	$9,695,428	$8,746,786
06/30/22	$8,770,803	$10,473,984	$8,035,966	$7,245,557
09/30/22	$8,344,633	$9,962,577	$7,634,796	$6,501,051
12/31/22	$8,859,655	$10,715,856	$8,299,850	$6,819,591
03/31/23	$9,485,659	$11,519,229	$8,692,492	$6,982,547
06/30/23	$10,188,757	$12,526,265	$9,304,618	$7,145,610
09/30/23	$9,354,822	$12,116,226	$8,738,982	$6,622,618
12/31/23	$11,078,078	$13,532,804	$10,216,078	$7,656,065
03/31/24	$11,995,311	$14,961,319	$10,888,837	$7,608,513
06/30/24	$10,892,152	$15,602,225	$10,449,939	$7,592,022
09/30/24	$12,840,848	$16,520,657	$12,080,788	$8,790,953
12/31/24	$12,458,484	$16,918,668	$11,514,025	$8,229,208
03/31/25	$11,621,697	$16,195,880	$11,155,821	$8,291,612
06/30/25	$12,044,757	$17,968,094	$11,839,504	$8,170,793

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	10.58%	10.89%	9.19%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

Key Fund Statistics

Total Net Assets	$2,132,580,484
# of Issuers	40
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$10,493,293

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Real Estate Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BREUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Emerging Markets Fund

Retail: BEXFX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,569	$8,211	$8,333
12/31/15	$8,855	$8,264	$8,566
03/31/16	$8,922	$8,737	$8,820
06/30/16	$9,340	$8,795	$8,945
09/30/16	$10,019	$9,588	$9,782
12/31/16	$9,187	$9,189	$9,065
03/31/17	$10,378	$10,241	$10,204
06/30/17	$11,041	$10,883	$11,076
09/30/17	$12,152	$11,742	$12,127
12/31/17	$12,892	$12,615	$13,118
03/31/18	$12,993	$12,776	$13,248
06/30/18	$11,765	$11,775	$12,323
09/30/18	$11,177	$11,647	$11,661
12/31/18	$10,485	$10,777	$10,700
03/31/19	$11,723	$11,846	$11,930
06/30/19	$11,757	$11,918	$11,939
09/30/19	$11,354	$11,412	$11,677
12/31/19	$12,423	$12,763	$13,224
03/31/20	$9,309	$9,751	$10,534
06/30/20	$11,781	$11,514	$12,932
09/30/20	$13,300	$12,614	$14,756
12/31/20	$16,010	$15,099	$17,291
03/31/21	$15,976	$15,444	$17,515
06/30/21	$16,744	$16,224	$18,421
09/30/21	$15,655	$14,911	$16,586
12/31/21	$15,008	$14,715	$16,340
03/31/22	$12,882	$13,689	$14,730
06/30/22	$11,545	$12,121	$12,839
09/30/22	$10,234	$10,719	$11,382
12/31/22	$11,108	$11,759	$12,438
03/31/23	$11,391	$12,224	$12,969
06/30/23	$11,819	$12,334	$12,998
09/30/23	$11,228	$11,973	$12,480
12/31/23	$11,991	$12,914	$13,444
03/31/24	$12,275	$13,184	$13,794
06/30/24	$12,783	$13,881	$14,536
09/30/24	$13,934	$15,092	$15,793
12/31/24	$12,906	$13,884	$14,713
03/31/25	$13,287	$14,290	$14,768
06/30/25	$15,311	$16,003	$16,918

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,012,242,488
# of Issuers	91
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$18,173,780
Class/Index Name	1 Year	5 Years	10 Years
Retail	19.78%	5.38%	4.35%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Emerging Markets Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BEXFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Emerging Markets Fund

Institutional: BEXIX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$857,381	$821,052	$833,309
12/31/15	$886,634	$826,447	$856,552
03/31/16	$894,169	$873,670	$881,964
06/30/16	$936,868	$879,451	$894,474
09/30/16	$1,005,521	$958,850	$978,183
12/31/16	$922,775	$918,909	$906,537
03/31/17	$1,042,954	$1,024,071	$1,020,374
06/30/17	$1,110,187	$1,088,277	$1,107,564
09/30/17	$1,222,362	$1,174,182	$1,212,688
12/31/17	$1,297,674	$1,261,516	$1,311,776
03/31/18	$1,308,650	$1,277,627	$1,324,801
06/30/18	$1,186,228	$1,177,545	$1,232,283
09/30/18	$1,127,127	$1,164,651	$1,166,123
12/31/18	$1,057,795	$1,077,729	$1,069,957
03/31/19	$1,184,188	$1,184,585	$1,192,988
06/30/19	$1,187,581	$1,191,770	$1,193,880
09/30/19	$1,147,907	$1,141,160	$1,167,697
12/31/19	$1,257,324	$1,276,273	$1,322,448
03/31/20	$942,780	$975,082	$1,053,406
06/30/20	$1,194,245	$1,151,394	$1,293,195
09/30/20	$1,348,533	$1,261,443	$1,475,606
12/31/20	$1,624,718	$1,509,895	$1,729,068
03/31/21	$1,622,161	$1,544,417	$1,751,516
06/30/21	$1,700,584	$1,622,363	$1,842,126
09/30/21	$1,590,621	$1,491,073	$1,658,552
12/31/21	$1,526,069	$1,471,526	$1,634,005
03/31/22	$1,310,788	$1,368,880	$1,472,956
06/30/22	$1,175,369	$1,212,140	$1,283,905
09/30/22	$1,042,554	$1,071,875	$1,138,200
12/31/22	$1,131,965	$1,175,876	$1,243,804
03/31/23	$1,162,348	$1,222,373	$1,296,852
06/30/23	$1,206,619	$1,233,356	$1,299,826
09/30/23	$1,147,590	$1,197,262	$1,248,003
12/31/23	$1,225,769	$1,291,441	$1,344,370
03/31/24	$1,256,369	$1,318,415	$1,379,379
06/30/24	$1,308,827	$1,388,112	$1,453,588
09/30/24	$1,427,475	$1,509,193	$1,579,313
12/31/24	$1,322,604	$1,388,354	$1,471,276
03/31/25	$1,362,256	$1,428,997	$1,476,779
06/30/25	$1,571,969	$1,600,300	$1,691,802

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,012,242,488
# of Issuers	91
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$18,173,780
Class/Index Name	1 Year	5 Years	10 Years
Institutional	20.11%	5.65%	4.63%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Emerging Markets Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BEXIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Emerging Markets Fund

R6: BEXUX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,286,906	$4,105,259	$4,166,543
12/31/15	$4,433,169	$4,132,233	$4,282,759
03/31/16	$4,475,030	$4,368,347	$4,409,822
06/30/16	$4,688,526	$4,397,257	$4,472,370
09/30/16	$5,027,607	$4,794,247	$4,890,914
12/31/16	$4,618,184	$4,594,542	$4,532,687
03/31/17	$5,214,893	$5,120,355	$5,101,869
06/30/17	$5,551,066	$5,441,383	$5,537,822
09/30/17	$6,116,154	$5,870,912	$6,063,440
12/31/17	$6,492,700	$6,307,577	$6,558,878
03/31/18	$6,547,580	$6,388,136	$6,624,006
06/30/18	$5,935,459	$5,887,725	$6,161,416
09/30/18	$5,639,952	$5,823,253	$5,830,614
12/31/18	$5,293,244	$5,388,644	$5,349,785
03/31/19	$5,920,969	$5,922,924	$5,964,938
06/30/19	$5,942,175	$5,958,850	$5,969,400
09/30/19	$5,743,808	$5,705,801	$5,838,487
12/31/19	$6,286,631	$6,381,363	$6,612,240
03/31/20	$4,718,170	$4,875,411	$5,267,030
06/30/20	$5,971,234	$5,756,967	$6,465,975
09/30/20	$6,746,940	$6,307,214	$7,378,032
12/31/20	$8,127,868	$7,549,473	$8,645,342
03/31/21	$8,115,081	$7,722,083	$8,757,578
06/30/21	$8,507,197	$8,111,815	$9,210,632
09/30/21	$7,957,383	$7,455,366	$8,292,758
12/31/21	$7,634,499	$7,357,630	$8,170,024
03/31/22	$6,558,117	$6,844,397	$7,364,779
06/30/22	$5,881,038	$6,060,698	$6,419,524
09/30/22	$5,216,980	$5,359,372	$5,690,998
12/31/22	$5,664,026	$5,879,379	$6,219,021
03/31/23	$5,815,935	$6,111,864	$6,484,258
06/30/23	$6,037,287	$6,166,780	$6,499,130
09/30/23	$5,737,810	$5,986,307	$6,240,016
12/31/23	$6,132,670	$6,457,204	$6,721,851
03/31/24	$6,281,288	$6,592,075	$6,896,897
06/30/24	$6,543,555	$6,940,560	$7,267,940
09/30/24	$7,141,114	$7,545,965	$7,896,565
12/31/24	$6,616,699	$6,941,770	$7,356,381
03/31/25	$6,814,936	$7,144,983	$7,383,893
06/30/25	$7,858,982	$8,001,500	$8,459,012

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,012,242,488
# of Issuers	91
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$18,173,780
Class/Index Name	1 Year	5 Years	10 Years
R6	20.10%	5.65%	4.63%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Emerging Markets Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BEXUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Global Advantage Fund

Retail: BGAFX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,169	$9,055	$9,141
12/31/15	$9,292	$9,510	$9,687
03/31/16	$8,831	$9,533	$9,658
06/30/16	$8,918	$9,627	$9,730
09/30/16	$9,900	$10,137	$10,244
12/31/16	$9,185	$10,258	$10,004
03/31/17	$10,748	$10,967	$10,913
06/30/17	$11,596	$11,436	$11,537
09/30/17	$12,511	$12,028	$12,201
12/31/17	$13,740	$12,717	$13,005
03/31/18	$14,676	$12,585	$13,079
06/30/18	$15,491	$12,662	$13,389
09/30/18	$15,430	$13,203	$13,999
12/31/18	$13,206	$11,520	$11,947
03/31/19	$16,653	$12,922	$13,677
06/30/19	$17,782	$13,389	$14,348
09/30/19	$17,080	$13,386	$14,386
12/31/19	$19,158	$14,584	$15,857
03/31/20	$17,688	$11,468	$13,366
06/30/20	$25,878	$13,672	$16,726
09/30/20	$29,251	$14,784	$18,733
12/31/20	$34,294	$16,954	$21,185
03/31/21	$33,646	$17,730	$21,244
06/30/21	$37,628	$19,040	$23,365
09/30/21	$35,764	$18,840	$23,196
12/31/21	$34,521	$20,097	$24,808
03/31/22	$26,646	$19,020	$22,397
06/30/22	$18,016	$16,041	$17,883
09/30/22	$18,316	$14,947	$16,822
12/31/22	$16,676	$16,407	$17,711
03/31/23	$18,234	$17,605	$20,152
06/30/23	$19,391	$18,693	$22,005
09/30/23	$18,207	$18,057	$20,928
12/31/23	$20,888	$20,049	$23,594
03/31/24	$21,623	$21,681	$25,823
06/30/24	$22,337	$22,315	$27,439
09/30/24	$23,555	$23,791	$28,556
12/31/24	$26,338	$23,556	$29,310
03/31/25	$23,847	$23,244	$27,310
06/30/25	$29,243	$25,923	$32,023

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$623,419,250
# of Issuers	40
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$2,199,425
Class/Index Name	1 Year	5 Years	10 Years
Retail	30.92%	2.48%	11.33%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Global Advantage Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BGAFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Global Advantage Fund

Institutional: BGAIX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$817,241	$905,465	$914,149
12/31/15	$930,193	$951,028	$968,728
03/31/16	$884,347	$953,301	$965,808
06/30/16	$893,649	$962,703	$972,976
09/30/16	$992,648	$1,013,741	$1,024,370
12/31/16	$921,555	$1,025,829	$1,000,372
03/31/17	$1,078,359	$1,096,653	$1,091,266
06/30/17	$1,163,405	$1,143,558	$1,153,650
09/30/17	$1,256,425	$1,202,810	$1,220,069
12/31/17	$1,380,672	$1,271,722	$1,300,504
03/31/18	$1,475,684	$1,258,549	$1,307,937
06/30/18	$1,558,073	$1,266,195	$1,338,890
09/30/18	$1,553,422	$1,320,333	$1,399,947
12/31/18	$1,330,176	$1,151,979	$1,194,744
03/31/19	$1,678,333	$1,292,231	$1,367,720
06/30/19	$1,793,279	$1,338,930	$1,434,776
09/30/19	$1,723,514	$1,338,568	$1,438,598
12/31/19	$1,934,801	$1,458,363	$1,585,718
03/31/20	$1,787,299	$1,146,813	$1,336,554
06/30/20	$2,616,499	$1,367,187	$1,672,578
09/30/20	$2,959,342	$1,478,355	$1,873,268
12/31/20	$3,472,276	$1,695,423	$2,118,503
03/31/21	$3,408,492	$1,772,962	$2,124,449
06/30/21	$3,814,454	$1,904,019	$2,336,501
09/30/21	$3,627,087	$1,883,976	$2,319,565
12/31/21	$3,503,504	$2,009,712	$2,480,807
03/31/22	$2,705,532	$1,902,004	$2,239,660
06/30/22	$1,830,486	$1,604,143	$1,788,267
09/30/22	$1,862,359	$1,494,731	$1,682,241
12/31/22	$1,696,620	$1,640,665	$1,771,065
03/31/23	$1,856,271	$1,760,512	$2,015,184
06/30/23	$1,975,332	$1,869,305	$2,200,478
09/30/23	$1,855,594	$1,805,662	$2,092,806
12/31/23	$2,130,246	$2,004,908	$2,359,437
03/31/24	$2,206,689	$2,168,096	$2,582,320
06/30/24	$2,281,102	$2,231,481	$2,743,934
09/30/24	$2,407,605	$2,379,068	$2,855,588
12/31/24	$2,693,081	$2,355,564	$2,930,980
03/31/25	$2,440,076	$2,324,362	$2,730,980
06/30/25	$2,993,439	$2,592,262	$3,202,336

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$623,419,250
# of Issuers	40
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$2,199,425
Class/Index Name	1 Year	5 Years	10 Years
Institutional	31.23%	2.73%	11.59%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Global Advantage Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BGAIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Global Advantage Fund

R6: BGLUX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,086,203	$4,527,327	$4,570,746
12/31/15	$4,650,963	$4,755,140	$4,843,642
03/31/16	$4,421,737	$4,766,505	$4,829,042
06/30/16	$4,468,247	$4,813,514	$4,864,879
09/30/16	$4,966,564	$5,068,705	$5,121,848
12/31/16	$4,607,776	$5,129,146	$5,001,858
03/31/17	$5,395,117	$5,483,263	$5,456,331
06/30/17	$5,820,348	$5,717,791	$5,768,251
09/30/17	$6,285,445	$6,014,051	$6,100,345
12/31/17	$6,906,681	$6,358,611	$6,502,522
03/31/18	$7,385,065	$6,292,747	$6,539,687
06/30/18	$7,793,686	$6,330,974	$6,694,452
09/30/18	$7,770,431	$6,601,663	$6,999,735
12/31/18	$6,654,200	$5,759,893	$5,973,719
03/31/19	$8,398,311	$6,461,153	$6,838,598
06/30/19	$8,973,037	$6,694,648	$7,173,878
09/30/19	$8,620,893	$6,692,840	$7,192,992
12/31/19	$9,677,326	$7,291,817	$7,928,590
03/31/20	$8,939,816	$5,734,063	$6,682,771
06/30/20	$13,089,140	$6,835,933	$8,362,888
09/30/20	$14,806,674	$7,391,776	$9,366,339
12/31/20	$17,368,026	$8,477,115	$10,592,514
03/31/21	$17,052,425	$8,864,810	$10,622,246
06/30/21	$19,082,238	$9,520,095	$11,682,506
09/30/21	$18,145,401	$9,419,878	$11,597,823
12/31/21	$17,527,487	$10,048,559	$12,404,035
03/31/22	$13,537,625	$9,510,022	$11,198,301
06/30/22	$9,159,076	$8,020,715	$8,941,333
09/30/22	$9,318,438	$7,473,654	$8,411,203
12/31/22	$8,489,757	$8,203,327	$8,855,323
03/31/23	$9,287,997	$8,802,562	$10,075,922
06/30/23	$9,883,295	$9,346,523	$11,002,389
09/30/23	$9,284,614	$9,028,309	$10,464,030
12/31/23	$10,657,858	$10,024,538	$11,797,186
03/31/24	$11,036,684	$10,840,479	$12,911,601
06/30/24	$11,412,127	$11,157,403	$13,719,671
09/30/24	$12,041,249	$11,895,340	$14,277,940
12/31/24	$13,471,993	$11,777,818	$14,654,898
03/31/25	$12,203,603	$11,621,810	$13,654,898
06/30/25	$14,973,766	$12,961,308	$16,011,680

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$623,419,250
# of Issuers	40
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$2,199,425
Class/Index Name	1 Year	5 Years	10 Years
R6	31.21%	2.73%	11.59%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Global Advantage Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BGLUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Income Fund

Retail: BRIFX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	15.65%	9.04%	8.46%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Key Fund Statistics

Total Net Assets	$239,785,662
# of Issuers	36
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$717,920

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BRIFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Income Fund

Institutional: BRIIX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	15.94%	9.32%	8.70%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Key Fund Statistics

Total Net Assets	$239,785,662
# of Issuers	36
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$717,920

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BRIIX

Semi-Annual Shareholder Report - June 30, 2025

Baron Real Estate Income Fund

R6: BRIUX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,459,632	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	15.88%	9.32%	8.68%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Key Fund Statistics

Total Net Assets	$239,785,662
# of Issuers	36
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$717,920

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BRIUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Health Care Fund

R6: BHCUX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,420	$5,872,428
12/31/18	$4,760,000	$4,750,593	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,598	$5,778,840
9/30/19	$5,475,000	$5,705,158	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,345	$5,576,793
6/30/20	$7,300,000	$6,007,839	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,272	$7,639,687
3/31/21	$9,598,264	$8,001,831	$7,803,056
6/30/21	$10,690,010	$8,661,166	$8,439,848
9/30/21	$10,816,260	$8,652,357	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,956,002	$8,647,788
6/30/22	$8,951,553	$7,460,241	$8,005,630
9/30/22	$8,408,103	$7,127,176	$7,627,711
12/31/22	$9,177,137	$7,639,051	$8,508,021
3/31/23	$8,833,635	$8,187,558	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,482	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,962	$9,497,668
6/30/24	$10,361,449	$10,926,405	$9,400,994
9/30/24	$10,963,688	$11,607,020	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,162	$9,406,654
6/30/25	$9,171,596	$12,597,683	$8,824,260

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	(11.48%)	4.67%	8.83%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Key Fund Statistics

Total Net Assets	$141,438,526
# of Issuers	35
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$543,455

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BHCUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Health Care Fund

Retail: BHCFX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,512	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	(11.74%)	4.42%	8.56%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Key Fund Statistics

Total Net Assets	$141,438,526
# of Issuers	35
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$543,455

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BHCFX

Semi-Annual Shareholder Report - June 30, 2025

Baron Health Care Fund

Institutional: BHCHX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,119	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,920	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,568	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,048	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,512	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,281	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,537	$1,764,852

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	(11.48%)	4.68%	8.84%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Key Fund Statistics

Total Net Assets	$141,438,526
# of Issuers	35
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$543,455

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BHCHX

Semi-Annual Shareholder Report - June 30, 2025

Baron FinTech Fund

Retail: BFINX

This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$10,000	$10,000	$10,000	$10,000
3/31/20	$8,750	$8,040	$7,262	$7,864
6/30/20	$11,540	$9,692	$10,018	$9,375
9/30/20	$12,930	$10,557	$11,061	$10,137
12/31/20	$14,690	$11,840	$13,478	$11,626
3/31/21	$14,490	$12,571	$13,852	$12,157
6/30/21	$16,910	$13,646	$14,599	$13,056
9/30/21	$17,360	$13,725	$14,057	$12,918
12/31/21	$16,900	$15,239	$12,977	$13,781
3/31/22	$14,080	$14,538	$11,319	$13,042
6/30/22	$10,910	$12,197	$8,738	$11,000
9/30/22	$10,718	$11,602	$8,286	$10,249
12/31/22	$11,246	$12,479	$8,609	$11,250
3/31/23	$11,783	$13,414	$9,319	$12,072
6/30/23	$12,402	$14,587	$9,858	$12,818
9/30/23	$12,543	$14,109	$9,191	$12,381
12/31/23	$14,277	$15,759	$10,619	$13,748
3/31/24	$15,180	$17,423	$11,001	$14,867
6/30/24	$14,825	$18,169	$10,367	$15,301
9/30/24	$16,671	$19,238	$11,631	$16,313
12/31/24	$17,543	$19,702	$12,136	$16,152
3/31/25	$17,299	$18,860	$11,223	$15,938
6/30/25	$18,891	$20,924	$12,774	$17,775

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Retail	27.43%	10.36%	12.26%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Key Fund Statistics

Total Net Assets	$74,782,797
# of Issuers	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$193,244

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BFINX

Semi-Annual Shareholder Report - June 30, 2025

Baron FinTech Fund

Institutional: BFIIX

This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/20	$875,000	$804,020	$726,224	$786,370
6/30/20	$1,155,000	$969,192	$1,001,778	$937,480
9/30/20	$1,295,000	$1,055,735	$1,106,152	$1,013,708
12/31/20	$1,472,000	$1,183,988	$1,347,795	$1,162,552
3/31/21	$1,453,000	$1,257,098	$1,385,186	$1,215,720
6/30/21	$1,697,000	$1,364,566	$1,459,967	$1,305,586
9/30/21	$1,742,000	$1,372,508	$1,405,710	$1,291,842
12/31/21	$1,698,000	$1,523,856	$1,297,729	$1,378,060
3/31/22	$1,415,000	$1,453,782	$1,131,909	$1,304,205
6/30/22	$1,098,000	$1,219,706	$873,831	$1,099,961
9/30/22	$1,078,822	$1,160,152	$828,566	$1,024,937
12/31/22	$1,132,560	$1,247,873	$860,953	$1,125,004
3/31/23	$1,187,313	$1,341,426	$931,924	$1,207,184
6/30/23	$1,250,176	$1,458,697	$985,826	$1,281,782
9/30/23	$1,266,399	$1,410,947	$919,097	$1,238,142
12/31/23	$1,441,809	$1,575,909	$1,061,928	$1,374,765
3/31/24	$1,533,063	$1,742,261	$1,100,157	$1,486,664
6/30/24	$1,498,589	$1,816,895	$1,036,730	$1,530,126
9/30/24	$1,686,167	$1,923,848	$1,163,127	$1,631,327
12/31/24	$1,775,392	$1,970,196	$1,213,600	$1,615,210
3/31/25	$1,752,072	$1,886,027	$1,122,307	$1,593,815
6/30/25	$1,914,301	$2,092,403	$1,277,459	$1,777,514

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Institutional	27.74%	10.63%	12.53%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Key Fund Statistics

Total Net Assets	$74,782,797
# of Issuers	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$193,244

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BFIIX

Semi-Annual Shareholder Report - June 30, 2025

Baron FinTech Fund

R6: BFIUX

This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/20	$4,375,000	$4,020,099	$3,631,122	$3,931,848
6/30/20	$5,775,000	$4,845,962	$5,008,891	$4,687,400
9/30/20	$6,475,000	$5,278,673	$5,530,761	$5,068,542
12/31/20	$7,365,000	$5,919,941	$6,738,976	$5,812,759
3/31/21	$7,265,000	$6,285,490	$6,925,930	$6,078,602
6/30/21	$8,485,000	$6,822,831	$7,299,838	$6,527,930
9/30/21	$8,715,000	$6,862,542	$7,028,551	$6,459,212
12/31/21	$8,490,000	$7,619,282	$6,488,646	$6,890,298
3/31/22	$7,075,000	$7,268,908	$5,659,546	$6,521,023
6/30/22	$5,490,000	$6,098,531	$4,369,158	$5,499,805
9/30/22	$5,394,111	$5,800,762	$4,142,832	$5,124,686
12/31/22	$5,662,802	$6,239,363	$4,304,765	$5,625,022
3/31/23	$5,941,633	$6,707,131	$4,659,622	$6,035,918
6/30/23	$6,250,882	$7,293,483	$4,929,130	$6,408,912
9/30/23	$6,331,996	$7,054,735	$4,595,484	$6,190,712
12/31/23	$7,209,046	$7,879,545	$5,309,643	$6,873,827
3/31/24	$7,665,315	$8,711,305	$5,500,788	$7,433,318
6/30/24	$7,498,017	$9,084,476	$5,183,652	$7,650,632
9/30/24	$8,435,902	$9,619,238	$5,815,637	$8,156,636
12/31/24	$8,876,962	$9,850,982	$6,068,000	$8,076,051
3/31/25	$8,760,360	$9,430,135	$5,611,537	$7,969,077
6/30/25	$9,571,505	$10,462,015	$6,387,294	$8,887,570

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
R6	27.65%	10.63%	12.53%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Key Fund Statistics

Total Net Assets	$74,782,797
# of Issuers	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$193,244

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BFIUX

Semi-Annual Shareholder Report - June 30, 2025

Baron India Fund

Retail: BINRX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161	$9,801
12/31/21	$10,170	$9,724	$9,681	$11,137	$9,681
3/31/22	$8,610	$9,046	$8,907	$10,930	$8,907
6/30/22	$7,920	$8,010	$8,105	$9,439	$8,105
9/30/22	$6,950	$7,083	$6,984	$10,052	$6,984
12/31/22	$7,400	$7,771	$7,776	$10,251	$7,776
3/31/23	$7,610	$8,078	$8,114	$9,600	$8,114
6/30/23	$7,770	$8,150	$8,012	$10,775	$8,012
9/30/23	$7,370	$7,912	$7,744	$11,068	$7,744
12/31/23	$7,810	$8,534	$8,242	$12,384	$8,242
3/31/24	$8,310	$8,713	$8,437	$13,136	$8,437
6/30/24	$9,200	$9,173	$9,045	$14,477	$9,045
9/30/24	$9,772	$9,973	$9,403	$15,531	$9,985
12/31/24	$9,181	$9,175	$8,339	$13,773	$9,227
3/31/25	$8,901	$9,443	$8,092	$13,366	$9,394
6/30/25	$9,712	$10,575	$8,839	$14,599	$10,565

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	5.56%	(0.74%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Key Fund Statistics

Total Net Assets	$18,097,487
# of Issuers	44
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron India Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BINRX

Semi-Annual Shareholder Report - June 30, 2025

Baron India Fund

Institutional: BINDX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,388	$980,150	$1,116,115	$980,139
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710	$968,063
3/31/22	$862,000	$904,635	$890,690	$1,093,020	$890,676
6/30/22	$794,000	$801,052	$810,480	$943,873	$810,481
9/30/22	$697,000	$708,357	$698,360	$1,005,184	$698,365
12/31/22	$743,000	$777,087	$777,640	$1,025,124	$777,634
3/31/23	$764,000	$807,815	$811,390	$960,030	$811,390
6/30/23	$780,000	$815,073	$801,170	$1,077,480	$801,165
9/30/23	$741,000	$791,220	$774,380	$1,106,751	$774,380
12/31/23	$786,000	$853,459	$824,150	$1,238,417	$824,153
3/31/24	$836,000	$871,285	$843,740	$1,313,580	$843,727
6/30/24	$926,000	$917,345	$904,470	$1,447,661	$904,459
9/30/24	$984,645	$997,362	$940,330	$1,553,144	$998,516
12/31/24	$925,486	$917,505	$833,870	$1,377,295	$922,709
3/31/25	$898,413	$944,364	$809,240	$1,336,631	$939,443
6/30/25	$980,634	$1,057,571	$883,880	$1,459,915	$1,056,537

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	5.90%	(0.50%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Key Fund Statistics

Total Net Assets	$18,097,487
# of Issuers	44
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron India Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BINDX

Semi-Annual Shareholder Report - June 30, 2025

Baron India Fund

R6: BINUX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,937	$4,900,750	$5,580,573	$4,900,694
12/31/21	$5,085,000	$4,862,348	$4,840,350	$5,568,552	$4,840,313
3/31/22	$4,315,000	$4,523,174	$4,453,450	$5,465,098	$4,453,378
6/30/22	$3,975,000	$4,005,260	$4,052,400	$4,719,364	$4,052,405
9/30/22	$3,490,000	$3,541,783	$3,491,800	$5,025,918	$3,491,824
12/31/22	$3,715,000	$3,885,434	$3,888,200	$5,125,622	$3,888,171
3/31/23	$3,825,000	$4,039,073	$4,056,950	$4,800,152	$4,056,951
6/30/23	$3,905,000	$4,075,365	$4,005,850	$5,387,398	$4,005,823
9/30/23	$3,710,000	$3,956,098	$3,871,900	$5,533,755	$3,871,899
12/31/23	$3,930,000	$4,267,294	$4,120,750	$6,192,083	$4,120,763
3/31/24	$4,185,000	$4,356,425	$4,218,700	$6,567,901	$4,218,633
6/30/24	$4,635,000	$4,586,724	$4,522,350	$7,238,306	$4,522,294
9/30/24	$4,928,225	$4,986,810	$4,701,650	$7,765,719	$4,992,582
12/31/24	$4,632,431	$4,587,523	$4,169,350	$6,886,477	$4,613,544
3/31/25	$4,497,068	$4,721,818	$4,046,200	$6,683,155	$4,697,216
6/30/25	$4,908,171	$5,287,854	$4,419,400	$7,299,573	$5,282,683

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
R6	5.89%	(0.47%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Key Fund Statistics

Total Net Assets	$18,097,487
# of Issuers	44
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron India Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BINUX

Semi-Annual Shareholder Report - June 30, 2025

Baron Technology Fund

Retail: BTEEX

This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$10,000	$10,000	$9,994	$10,000
3/31/22	$8,360	$9,540	$9,458	$8,972
6/30/22	$6,190	$8,004	$7,977	$7,027
9/30/22	$5,900	$7,613	$7,433	$6,517
12/31/22	$5,560	$8,189	$8,159	$6,893
3/31/23	$6,790	$8,803	$8,755	$8,301
6/30/23	$7,920	$9,572	$9,296	$9,436
9/30/23	$7,600	$9,259	$8,979	$8,855
12/31/23	$9,030	$10,342	$9,970	$10,410
3/31/24	$10,370	$11,433	$10,781	$11,649
6/30/24	$11,090	$11,923	$11,097	$12,991
9/30/24	$11,510	$12,625	$11,831	$13,136
12/31/24	$13,320	$12,929	$11,714	$13,698
3/31/25	$11,350	$12,377	$11,559	$12,103
6/30/25	$14,860	$13,731	$12,891	$14,922

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	33.99%	11.99%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Key Fund Statistics

Total Net Assets	$100,611,343
# of Issuers	44
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$154,697

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BTEEX

Semi-Annual Shareholder Report - June 30, 2025

Baron Technology Fund

Institutional: BTECX

This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/21	$1,000,000	$1,000,000	$999,383	$1,000,000
3/31/22	$836,000	$954,015	$945,823	$897,237
6/30/22	$619,000	$800,408	$797,703	$702,740
9/30/22	$591,000	$761,327	$743,295	$651,667
12/31/22	$557,000	$818,891	$815,865	$689,275
3/31/23	$682,000	$880,284	$875,462	$830,080
6/30/23	$796,000	$957,240	$929,562	$943,621
9/30/23	$765,000	$925,905	$897,914	$885,507
12/31/23	$910,000	$1,034,158	$996,994	$1,040,978
3/31/24	$1,044,000	$1,143,324	$1,078,144	$1,164,948
6/30/24	$1,118,000	$1,192,301	$1,109,664	$1,299,146
9/30/24	$1,161,000	$1,262,486	$1,183,056	$1,313,645
12/31/24	$1,345,000	$1,292,902	$1,171,368	$1,369,823
3/31/25	$1,146,000	$1,237,667	$1,155,852	$1,210,348
6/30/25	$1,502,000	$1,373,097	$1,289,072	$1,492,191

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	34.35%	12.33%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Key Fund Statistics

Total Net Assets	$100,611,343
# of Issuers	44
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$154,697

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BTECX

Semi-Annual Shareholder Report - June 30, 2025

Baron Technology Fund

R6: BTEUX

This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
12/31/21	$5,000,000	$5,000,000	$4,996,917	$5,000,000
3/31/22	$4,180,000	$4,770,074	$4,729,115	$4,486,185
6/30/22	$3,095,000	$4,002,038	$3,988,517	$3,513,698
9/30/22	$2,955,000	$3,806,633	$3,716,477	$3,258,334
12/31/22	$2,785,000	$4,094,456	$4,079,326	$3,446,374
3/31/23	$3,405,000	$4,401,419	$4,377,312	$4,150,399
6/30/23	$3,975,000	$4,786,201	$4,647,811	$4,718,107
9/30/23	$3,815,000	$4,629,527	$4,489,570	$4,427,537
12/31/23	$4,540,000	$5,170,792	$4,984,972	$5,204,892
3/31/24	$5,210,000	$5,716,618	$5,390,721	$5,824,741
6/30/24	$5,580,000	$5,961,504	$5,548,320	$6,495,729
9/30/24	$5,795,000	$6,312,431	$5,915,279	$6,568,225
12/31/24	$6,710,000	$6,464,508	$5,856,838	$6,849,117
3/31/25	$5,715,000	$6,188,335	$5,779,259	$6,051,740
6/30/25	$7,490,000	$6,865,486	$6,445,361	$7,460,957

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
R6	34.23%	12.24%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Key Fund Statistics

Total Net Assets	$100,611,343
# of Issuers	44
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$154,697

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2025

R6: BTEUX

Semi-Annual Shareholder Report - June 30, 2025

Baron WealthBuilder Fund

Retail: BWBFX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,896
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,180	$11,056	$10,382
12/31/18	$9,342	$9,562	$9,058
3/31/19	$11,105	$10,867	$10,161
6/30/19	$11,745	$11,334	$10,528
9/30/19	$11,490	$11,527	$10,526
12/31/19	$12,728	$12,572	$11,468
3/31/20	$10,376	$10,108	$9,018
6/30/20	$14,039	$12,185	$10,751
9/30/20	$16,811	$13,273	$11,625
12/31/20	$20,676	$14,885	$13,332
3/31/21	$20,919	$15,804	$13,941
6/30/21	$22,589	$17,156	$14,972
9/30/21	$22,705	$17,255	$14,814
12/31/21	$24,072	$19,158	$15,803
3/31/22	$20,834	$18,277	$14,956
6/30/22	$16,190	$15,334	$12,614
9/30/22	$16,015	$14,586	$11,754
12/31/22	$16,188	$15,688	$12,901
3/31/23	$17,860	$16,865	$13,844
6/30/23	$19,163	$18,339	$14,699
9/30/23	$18,218	$17,739	$14,199
12/31/23	$20,293	$19,813	$15,765
3/31/24	$21,273	$21,904	$17,049
6/30/24	$20,697	$22,842	$17,547
9/30/24	$22,795	$24,187	$18,707
12/31/24	$24,040	$24,770	$18,523
3/31/25	$22,138	$23,711	$18,277
6/30/25	$24,421	$26,306	$20,384

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	17.99%	11.71%	12.65%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Key Fund Statistics

Total Net Assets	$546,602,809
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2025

Retail: BWBFX

Semi-Annual Shareholder Report - June 30, 2025

Baron WealthBuilder Fund

TA Shares: BWBTX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,896
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,200	$11,056	$10,382
12/31/18	$9,362	$9,562	$9,058
3/31/19	$11,135	$10,867	$10,161
6/30/19	$11,776	$11,334	$10,528
9/30/19	$11,530	$11,527	$10,526
12/31/19	$12,778	$12,572	$11,468
3/31/20	$10,427	$10,108	$9,018
6/30/20	$14,121	$12,185	$10,751
9/30/20	$16,913	$13,273	$11,625
12/31/20	$20,809	$14,885	$13,332
3/31/21	$21,062	$15,804	$13,941
6/30/21	$22,763	$17,156	$14,972
9/30/21	$22,890	$17,255	$14,814
12/31/21	$24,284	$19,158	$15,803
3/31/22	$21,036	$18,277	$14,956
6/30/22	$16,349	$15,334	$12,614
9/30/22	$16,186	$14,586	$11,754
12/31/22	$16,371	$15,688	$12,901
3/31/23	$18,064	$16,865	$13,844
6/30/23	$19,401	$18,339	$14,699
9/30/23	$18,462	$17,739	$14,199
12/31/23	$20,571	$19,813	$15,765
3/31/24	$21,574	$21,904	$17,049
6/30/24	$21,009	$22,842	$17,547
9/30/24	$23,147	$24,187	$18,707
12/31/24	$24,426	$24,770	$18,523
3/31/25	$22,513	$23,711	$18,277
6/30/25	$24,853	$26,306	$20,384

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	18.30%	11.97%	12.91%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Key Fund Statistics

Total Net Assets	$546,602,809
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2025

TA Shares: BWBTX

Semi-Annual Shareholder Report - June 30, 2025

Baron WealthBuilder Fund

Institutional: BWBIX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,642
6/30/18	$1,074,000	$1,026,487	$995,654
9/30/18	$1,119,000	$1,105,637	$1,038,224
12/31/18	$936,233	$956,158	$905,841
3/31/19	$1,112,465	$1,086,653	$1,016,126
6/30/19	$1,177,551	$1,133,421	$1,052,848
9/30/19	$1,152,993	$1,152,670	$1,052,563
12/31/19	$1,277,865	$1,257,217	$1,146,763
3/31/20	$1,041,648	$1,010,827	$901,779
6/30/20	$1,411,063	$1,218,485	$1,075,067
9/30/20	$1,690,310	$1,327,287	$1,162,483
12/31/20	$2,080,960	$1,488,530	$1,333,171
3/31/21	$2,107,368	$1,580,445	$1,394,142
6/30/21	$2,276,380	$1,715,556	$1,497,197
9/30/21	$2,289,056	$1,725,541	$1,481,436
12/31/21	$2,428,424	$1,915,818	$1,580,307
3/31/22	$2,103,667	$1,827,719	$1,495,613
6/30/22	$1,636,062	$1,533,435	$1,261,394
9/30/22	$1,618,614	$1,458,563	$1,175,359
12/31/22	$1,637,047	$1,568,846	$1,290,113
3/31/23	$1,807,549	$1,686,464	$1,384,353
6/30/23	$1,941,185	$1,833,898	$1,469,900
9/30/23	$1,847,333	$1,773,866	$1,419,855
12/31/23	$2,058,227	$1,981,259	$1,576,529
3/31/24	$2,158,488	$2,190,400	$1,704,850
6/30/24	$2,102,019	$2,284,231	$1,754,692
9/30/24	$2,315,798	$2,418,694	$1,870,745
12/31/24	$2,443,749	$2,476,964	$1,852,263
3/31/25	$2,251,246	$2,371,145	$1,827,728
6/30/25	$2,486,399	$2,630,605	$2,038,387

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	18.29%	12.00%	12.92%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Key Fund Statistics

Total Net Assets	$546,602,809
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2025

Institutional: BWBIX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

June 30, 2025

Baron Funds®

Baron Select Funds

Semi-Annual Financial Statements and Other Important Information

Baron Partners Fund
Retail Shares: BPTRX	Institutional Shares: BPTIX	R6 Shares: BPTUX
Baron Focused Growth Fund
Retail Shares: BFGFX	Institutional Shares: BFGIX	R6 Shares: BFGUX
Baron International Growth Fund
Retail Shares: BIGFX	Institutional Shares: BINIX	R6 Shares: BIGUX
Baron Real Estate Fund
Retail Shares: BREFX	Institutional Shares: BREIX	R6 Shares: BREUX
Baron Emerging Markets Fund
Retail Shares: BEXFX	Institutional Shares: BEXIX	R6 Shares: BEXUX
Baron Global Advantage Fund
Retail Shares: BGAFX	Institutional Shares: BGAIX	R6 Shares: BGLUX
Baron Real Estate Income Fund
Retail Shares: BRIFX	Institutional Shares: BRIIX	R6 Shares: BRIUX
Baron Health Care Fund
Retail Shares: BHCFX	Institutional Shares: BHCHX	R6 Shares: BHCUX
Baron FinTech Fund
Retail Shares: BFINX	Institutional Shares: BFIIX	R6 Shares: BFIUX
Baron India Fund
Retail Shares: BINRX	Institutional Shares: BINDX	R6 Shares: BINUX
Baron Technology Fund
Retail Shares: BTEEX	Institutional Shares: BTECX	R6 Shares: BTEUX

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund (the Funds) for the six months ended June 30, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 21, 2025	Patrick M. Patalino Chief Operating Officer August 21, 2025	Christopher Snively Chief Financial Officer and Treasurer August 21, 2025

These Semi-Annual Financial Statements are for the Baron Select Funds, which currently has 12 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron WealthBuilder Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is included in separate Financial Statements. If you are interested in Baron WealthBuilder Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (88.24%)
Communication Services (2.59%)
	Alternative Carriers (0.23%)
550,000	Iridium Communications, Inc.[6]	$11,310,683	$16,593,500

	Movies & Entertainment (2.36%)
225,000	Spotify Technology SA1,2,6	36,152,863	172,651,500

Total Communication Services		47,463,546	189,245,000

Consumer Discretionary (45.28%)
	Automobile Manufacturers (33.19%)
7,645,000	Tesla, Inc.[1,5,6]	112,500,499	2,428,510,700

	Casinos & Gaming (1.39%)
1,954,558	Red Rock Resorts, Inc., Cl A6	70,946,879	101,695,653

	Footwear (1.16%)
1,725,000	Birkenstock Holding PLC[1,2,6]	78,199,680	84,835,500

	Hotels, Resorts & Cruise Lines (6.32%)
3,310,000	Hyatt Hotels Corp., Cl A6	114,517,357	462,241,500

	Leisure Facilities (3.22%)
1,500,000	Vail Resorts, Inc.[6]	150,615,938	235,695,000

Total Consumer Discretionary		526,780,353	3,312,978,353

Financials (19.53%)
	Financial Exchanges & Data (6.36%)
640,000	FactSet Research Systems, Inc.[6]	39,264,032	286,259,200
310,000	MSCI, Inc.[6]	122,111,816	178,789,400

		161,375,848	465,048,600

	Investment Banking & Brokerage (5.49%)
4,400,000	The Charles Schwab Corp.[6]	113,630,269	401,456,000

	Property & Casualty Insurance (7.68%)
6,175,000	Arch Capital Group Ltd.[1,2,6]	27,361,902	562,233,750

Total Financials		302,368,019	1,428,738,350

Health Care (4.54%)
	Health Care Equipment (4.54%)
620,000	IDEXX Laboratories, Inc.[1,6]	27,074,535	332,530,800

Industrials (0.98%)
	Aerospace & Defense (0.98%)
125,625	HEICO Corp.[6]	9,632,520	41,205,000
116,875	HEICO Corp., Cl A6	7,586,429	30,241,406

Total Industrials		17,218,949	71,446,406

Information Technology (6.48%)
	Application Software (2.83%)
880,000	Guidewire Software, Inc. [1,6]	71,023,556	207,196,000

	IT Consulting & Other Services (3.65%)
660,000	Gartner, Inc.[1,6]	78,996,274	266,785,200

Total Information Technology		150,019,830	473,981,200

Shares		Cost	Value
Common Stocks (continued)
Real Estate (8.84%)
	Other Specialized REITs (1.13%)
1,775,000	Gaming and Leisure Properties, Inc.[6]	$55,052,805	$82,857,000

	Real Estate Services (7.71%)
7,020,000	CoStar Group, Inc.[1,6]	93,593,106	564,408,000

Total Real Estate		148,645,911	647,265,000

Total Common Stocks		1,219,571,143	6,456,185,109

Private Common Stocks (8.12%)
Communication Services (1.75%)
	Interactive Media & Services (0.83%)
1,665,754	X.AI Holdings Corp., Cl A1,3,4,8	60,000,000	60,894,336

	Movies & Entertainment (0.92%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,8	50,000,041	67,166,683

Total Communication Services		110,000,041	128,061,019

Industrials (6.37%)
	Aerospace & Defense (6.37%)
2,216,310	Space Exploration Technologies Corp., Cl A1,3,4,8	29,920,185	410,017,350
302,210	Space Exploration Technologies Corp., Cl C1,3,4,8	4,079,835	55,908,850

Total Industrials		34,000,020	465,926,200

Total Private Common Stocks		144,000,061	593,987,219

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,4,8]	7,843,621	0

Private Preferred Stocks (12.31%)
Industrials (12.31%)
	Aerospace & Defense (12.31%)
311,111	Space Exploration Technologies Corp., Cl A1,3,4,8	41,999,985	575,555,350
131,657	Space Exploration Technologies Corp., Cl I1,3,4,8	22,250,032	243,565,450
44,146	Space Exploration Technologies Corp., Series N1,3,4,8	11,919,420	81,670,100

Total Private Preferred Stocks		76,169,437	900,790,900

2	See Notes to Financial Statements.

June 30, 2025	Baron Partners Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.00%)^
$323,750	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $323,785; (Fully Collateralized by $333,200 U.S. Treasury Note, 2.75% due 7/31/2027 Market value - $330,362)[7]	$323,750	$323,750

Total Investments (108.67%)		$1,447,908,012	7,951,286,978

Liabilities Less Cash and Other Assets (-8.67%)			(634,676,419)

Net Assets			$7,316,610,559

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2025, the market value of restricted securities amounted to $1,494,778,119 or 20.43% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At June 30, 2025, the total market value of pledged securities amounted to $1,272,810,616 or 17.40% of net assets.

[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Focused Growth Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (85.82%)
Communication Services (10.41%)
	Alternative Carriers (0.98%)
825,000	Iridium Communications, Inc.	$19,319,741	$24,890,250

	Movies & Entertainment (9.43%)
265,000	Live Nation Entertainment, Inc.[1]	35,488,718	40,089,200
262,000	Spotify Technology SA1,2	35,016,218	201,043,080

		70,504,936	241,132,280

Total Communication Services		89,824,677	266,022,530

Consumer Discretionary (36.87%)
	Apparel, Accessories & Luxury Goods (1.87%)
8,493,569	Figs, Inc., Cl A1	65,129,065	47,903,729

	Automobile Manufacturers (7.64%)
615,000	Tesla, Inc.[1]	8,168,271	195,360,900

	Casinos & Gaming (5.56%)
875,000	Las Vegas Sands Corp.	33,668,402	38,071,250
2,000,000	Red Rock Resorts, Inc., Cl A	84,374,710	104,060,000

		118,043,112	142,131,250

	Footwear (8.60%)
1,895,000	Birkenstock Holding PLC[1,2]	91,601,486	93,196,100
2,435,000	On Holding AG, Cl A1,2	86,965,848	126,741,750

		178,567,334	219,937,850

	Homebuilding (1.21%)
270,000	Toll Brothers, Inc.	28,917,624	30,815,100

	Hotels, Resorts & Cruise Lines (8.06%)
134,000	Airbnb, Inc., Cl A1	15,295,942	17,733,560
625,000	Choice Hotels International, Inc.	61,670,077	79,300,000
781,500	Hyatt Hotels Corp., Cl A	63,750,711	109,136,475

		140,716,730	206,170,035

	Leisure Facilities (3.93%)
638,842	Vail Resorts, Inc.	109,839,275	100,381,244

Total Consumer Discretionary		649,381,411	942,700,108

Financials (15.18%)
	Financial Exchanges & Data (6.25%)
125,000	FactSet Research Systems, Inc.	25,848,439	55,910,000
180,000	MSCI, Inc.	95,371,515	103,813,200

		121,219,954	159,723,200

	Investment Banking & Brokerage (5.73%)
2,160,000	Interactive Brokers Group, Inc., Cl A	47,496,721	119,685,600
490,000	Jefferies Financial Group, Inc.	19,400,226	26,798,100

		66,896,947	146,483,700

	Property & Casualty Insurance (3.20%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	81,945,000

Total Financials		213,221,486	388,151,900

Health Care (5.00%)
	Health Care Equipment (5.00%)
238,500	IDEXX Laboratories, Inc.[1]	101,512,966	127,917,090

Shares		Cost	Value
Common Stocks (continued)
Industrials (2.62%)
	Research & Consulting Services (2.62%)
215,000	Verisk Analytics, Inc.	$44,241,668	$66,972,500

Information Technology (10.65%)
	Application Software (7.60%)
100,000	ANSYS, Inc.[1]	25,699,482	35,122,000
556,300	Guidewire Software, Inc.[1]	53,334,636	130,980,835
710,000	Samsara, Inc., Cl A1	26,547,661	28,243,800

		105,581,779	194,346,635

	Internet Services & Infrastructure (3.05%)
675,000	Shopify, Inc., Cl A1,2	34,732,649	77,861,250

Total Information Technology		140,314,428	272,207,885

Real Estate (5.09%)
	Office REITs (0.88%)
1,500,000	Douglas Emmett, Inc.	20,868,019	22,560,000

	Real Estate Services (4.21%)
1,336,700	CoStar Group, Inc.[1]	68,841,484	107,470,680

Total Real Estate		89,709,503	130,030,680

Total Common Stocks		1,328,206,139	2,194,002,693

Private Common Stocks (5.59%)
Industrials (5.59%)
	Aerospace & Defense (5.59%)
629,570	Space Exploration Technologies Corp., Cl A1,3,4,6	26,390,845	116,470,450
143,170	Space Exploration Technologies Corp., Cl C1,3,4,6	6,808,820	26,486,450

Total Private Common Stocks		33,199,665	142,956,900

Private Preferred Stocks (6.40%)
Communication Services (2.39%)
	Interactive Media & Services (2.39%)
1,670,843	X.AI Holdings Corp., Series B1,3,4,6	19,999,991	61,086,020

Health Care (0.20%)
	Health Care Equipment (0.20%)
99,010	Neuralink Corp., Series E1,3,4,6	5,000,005	5,000,005

Industrials (3.81%)
	Aerospace & Defense (3.81%)
29,630	Space Exploration Technologies Corp.[1,3,4,6]	4,000,050	54,815,500
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	2,736,150
12,346	Space Exploration Technologies Corp., Series K1,3,4,6	10,000,260	22,840,100
9,259	Space Exploration Technologies Corp., Series N1,3,4,6	2,499,930	17,129,150

Total Industrials		16,750,191	97,520,900

Total Private Preferred Stocks		41,750,187	163,606,925

4	See Notes to Financial Statements.

June 30, 2025	Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (1.89%)
$48,268,709	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $48,273,872; (Fully Collateralized by $47,708,600 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $49,234,197)[5]	$48,268,709	$48,268,709

Total Investments (99.70%)		$1,451,424,700	2,548,835,227

Cash and Other Assets Less Liabilities (0.30%)			7,709,774

Net Assets			$2,556,545,001

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2025, the market value of restricted securities amounted to $306,563,825 or 11.99% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron International Growth Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (96.13%)
Australia (2.18%)
781,639	Lynas Rare Earths Ltd.[1,3]	$3,422,208	$4,455,514
44,709	WiseTech Global Ltd.[3]	3,243,489	3,206,344

Total Australia		6,665,697	7,661,858

Brazil (1.47%)
106,759	Afya Ltd., Cl A	1,418,892	1,906,716
179,434	Localiza Rent a Car SA	1,891,992	1,338,217
96,042	XP, Inc., Cl A	1,674,690	1,940,048

Total Brazil		4,985,574	5,184,981

Canada (4.48%)
21,466	Agnico Eagle Mines Ltd.	1,008,178	2,552,951
2,613	Constellation Software, Inc.	59,204	9,581,224
343,921	Lundin Mining Corp.	3,390,971	3,616,632

Total Canada		4,458,353	15,750,807

China (8.30%)
22,576	Alibaba Group Holding Limited, ADR	1,885,849	2,560,344
129,050	BYD Co. Ltd., Cl H3	1,978,375	2,009,311
912,797	China Mengniu Dairy Co. Ltd.[3]	1,609,733	1,881,475
85,429	Contemporary Amperex Technology Co. Ltd., Cl A3	2,642,796	3,011,572
424,048	Full Truck Alliance Co. Ltd., ADR	2,895,060	5,008,007
1,585,135	Kingdee International Software Group Co. Ltd.[1,3]	1,300,555	3,132,991
36,130	Tencent Holdings Limited[3]	360,921	2,328,058
30,858	Tencent Holdings Limited, ADR	1,262,955	1,990,341
100,055	Tencent Music Entertainment Group, ADR	917,082	1,950,072
96,846	Zai Lab Limited, ADR[1]	2,173,913	3,386,705
410,174	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	1,961,796	1,917,459

Total China		18,989,035	29,176,335

Denmark (0.42%)
21,441	Novo Nordisk AS, ADR	2,108,773	1,479,858

France (8.94%)
18,853	Airbus SE3	2,943,064	3,944,060
100,573	BNP Paribas S.A.[3]	4,235,701	9,021,569
69,868	Eurofins Scientific SE3	915,045	4,979,166
2,575	LVMH Moët Hennessy Louis Vuitton SE3	575,757	1,347,704
16,355	Pernod Ricard SA3	2,435,184	1,631,434
48,876	TotalEnergies SE3	2,824,441	2,987,432
293,272	Waga Energy SA1,3	7,480,413	7,543,416

Total France		21,409,605	31,454,781

Germany (3.20%)
216,214	Deutsche Bank AG	5,088,058	6,330,746
46,912	Symrise AG3	3,339,324	4,919,401

Total Germany		8,427,382	11,250,147

Greece (0.76%)
384,597	Piraeus Financial Holdings SA3	2,188,473	2,664,405

Shares		Cost	Value
Common Stocks (continued)
India (9.78%)
292,100	Bharti Airtel Ltd. PP3	$1,571,534	$5,215,539
76,376	Centum Electronics Ltd.[3]	2,106,467	2,136,046
573,361	Eternal Ltd. (formerly, Zomato Ltd.)[1,3]	1,735,228	1,765,835
144,184	Godrej Consumer Products Ltd.[3]	1,787,602	1,981,448
46,479	Godrej Properties Ltd.[1,3]	655,434	1,270,908
288,869	Indus Towers Ltd.[1,3]	1,075,546	1,416,827
48,599	InterGlobe Aviation Ltd., 144A1,3	2,170,907	3,389,492
409,321	Jio Financial Services Ltd.[1,3]	940,359	1,561,360
1,032,944	JM Financial Limited[3]	1,029,913	1,920,133
41,599	Kaynes Technology India Ltd.[1,3]	1,505,598	2,961,358
181,636	Max Healthcare Institute Ltd.	1,371,720	2,702,513
212,450	Nippon Life India Asset Management Ltd., 144A3	680,488	1,982,809
204,485	Reliance Industries Limited[3]	1,752,416	3,579,145
34,657	Trent Ltd.[3]	709,935	2,512,507

Total India		19,093,147	34,395,920

Ireland (1.83%)
450,335	Bank of Ireland Group PLC[3]	3,383,558	6,417,330

Israel (4.66%)
13,324	CyberArk Software Ltd.[1]	2,394,998	5,421,269
96,860	Oddity Tech Ltd., Cl A1	3,142,827	7,310,024
23,167	Wix.com Ltd.[1]	1,203,490	3,671,043

Total Israel		6,741,315	16,402,336

Italy (0.86%)
123,454	Stevanato Group SpA	2,602,249	3,015,981

Japan (9.78%)
299,555	Ajinomoto Co., Inc.[3]	5,641,272	8,124,875
142,852	Japan Exchange Group, Inc.[3]	1,290,518	1,447,094
10,018	Keyence Corporation[3]	2,572,506	4,005,477
875,730	LY Corp.[3]	2,431,368	3,224,968
360,009	Mitsubishi UFJ Financial Group, Inc., ADR	3,042,684	4,939,323
27,800	Recruit Holdings Co, Ltd.[3]	421,608	1,634,823
188,500	SMS Co. Ltd.[3]	5,083,004	1,933,615
225,391	Sumitomo Mitsui Financial Group, Inc.[3]	3,191,690	5,675,560
17,833	Tokyo Electron Limited[3]	1,429,991	3,415,186

Total Japan		25,104,641	34,400,921

Korea, Republic of (7.06%)
88,076	Coupang, Inc.[1]	1,022,449	2,638,757
16,397	HD Hyundai Heavy Industries Co. Ltd.[3]	1,508,397	5,175,465
33,765	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	2,303,759	9,117,928
31,106	ISC Co. Ltd.[3]	1,282,093	1,372,584
14,604	Park Systems Corp.[3]	1,917,941	3,075,986
16,068	SK Hynix, Inc.[3]	2,415,055	3,462,358

Total Korea, Republic of		10,449,694	24,843,078

Netherlands (7.07%)
165,012	AMG Critical Materials NV3	3,779,590	4,247,049
13,939	argenx SE, ADR[1]	390,710	7,683,456
39,674	DSM-Firmenich AG3	4,450,536	4,220,726
44,855	Prosus NV3	1,573,846	2,516,656
190,772	Universal Music Group NV3	4,069,084	6,188,749

Total Netherlands		14,263,766	24,856,636

6	See Notes to Financial Statements.

June 30, 2025	Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Peru (1.49%)
23,518	Credicorp, Ltd.	$3,715,424	$5,256,743

Poland (2.24%)
17,320	Dino Polska SA, 144A1,3	1,217,588	2,531,015
320,958	InPost SA1,3	2,426,091	5,341,289

Total Poland		3,643,679	7,872,304

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[1,2,4]	1,650,983	361

Spain (3.56%)
997,092	eDreams ODIGEO SA1,3	6,901,669	9,132,335
65,249	Industria de Diseno Textil, S.A.[3]	1,851,522	3,403,829

Total Spain		8,753,191	12,536,164

Sweden (1.68%)
271,338	Epiroc AB, Cl A3	4,499,735	5,904,272

Switzerland (1.88%)
6,508	Compagnie Financiere Richemont SA, Cl A3	761,811	1,231,527
29,116	Nestle S.A.[3]	2,564,309	2,894,897
48,035	On Holding AG, Cl A1	2,676,026	2,500,222

Total Switzerland		6,002,146	6,626,646

Taiwan (3.77%)
16,819	eMemory Technology, Inc.[3]	1,288,487	1,361,605
324,960	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	6,703,378	11,883,575

Total Taiwan		7,991,865	13,245,180

United Kingdom (7.31%)
78,008	AstraZeneca PLC, ADR	2,781,147	5,451,199
161,996	BAE Systems PLC[3]	2,808,494	4,204,259
138,415	Experian plc[3]	2,631,939	7,137,542
19,017	Linde Public Limited Company[3]	2,751,958	8,912,388

Total United Kingdom		10,973,538	25,705,388

United States (3.41%)
41,423	Agilent Technologies, Inc.	1,587,774	4,888,328
77,997	Arch Capital Group Ltd.[1]	1,124,290	7,101,627

Total United States		2,712,064	11,989,955

Total Common Stocks		200,813,887	338,092,387

Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	0	0

Principal Amount		Cost	Value
Short-Term Investments (3.80%)
$13,351,146	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $13,352,574; (Fully Collateralized by $13,196,300 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $13,618,366)[3]	$13,351,146	$13,351,146

Total Investments (99.93%)		$214,165,033	351,443,533

Cash and Other Assets Less Liabilities (0.07%)			236,592

Net Assets			$351,680,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $361 or 0.00% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the market value of Rule 144A securities amounted to $7,903,316 or 2.25% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2025	Percentage of Net Assets

Information Technology	16.7%

Industrials	16.2%

Financials	16.0%

Consumer Discretionary	10.1%

Health Care	9.6%

Materials	9.4%

Consumer Staples	7.5%

Communication Services	6.3%

Energy	4.0%

Real Estate	0.4%

Cash and Cash Equivalents*	3.9%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	7

Baron Real Estate Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (97.59%)
Consumer Discretionary (24.45%)
	Casinos & Gaming (5.26%)
316,200	Las Vegas Sands Corp.	$11,094,485	$13,757,862
540,949	Red Rock Resorts, Inc., Cl A	8,370,736	28,145,577
751,478	Wynn Resorts Ltd.	60,995,354	70,390,944

		80,460,575	112,294,383

	Home Improvement Retail (2.33%)
223,750	Lowe’s Companies, Inc.	45,073,864	49,643,413

	Homebuilding (9.00%)
196,600	D.R. Horton, Inc.	11,356,591	25,345,672
106,200	Installed Building Products, Inc.	13,837,669	19,149,984
909,100	Taylor Morrison Home Corp.[1]	55,802,460	55,836,922
802,800	Toll Brothers, Inc.	65,454,325	91,623,564

		146,451,045	191,956,142

	Hotels, Resorts & Cruise Lines (7.86%)
358,816	Airbnb, Inc., Cl A1	40,645,334	47,485,709
218,900	Hilton Worldwide Holdings, Inc.	34,287,301	58,301,826
442,500	Hyatt Hotels Corp., Cl A	53,482,747	61,795,125

		128,415,382	167,582,660

Total Consumer Discretionary		400,400,866	521,476,598

Financials (12.32%)
	Asset Management & Custody Banks (11.22%)
439,700	Blackstone, Inc.	41,736,350	65,770,326
956,806	Brookfield Asset Management Ltd., Cl A2	34,622,302	52,892,235
1,951,075	Brookfield Corp., Cl A2	79,296,469	120,673,989

		155,655,121	239,336,550

	Mortgage REITs (1.10%)
1,213,050	Blackstone Mortgage Trust, Inc., Cl A	23,347,856	23,351,213

Total Financials		179,002,977	262,687,763

Industrials (6.04%)
	Building Products (2.81%)
290,000	Advanced Drainage Systems, Inc.	33,790,661	33,309,400
56,300	Builders FirstSource, Inc.[1]	6,563,260	6,569,647
368,700	Trex Co., Inc.[1]	24,499,355	20,049,906

		64,853,276	59,928,953

	Trading Companies & Distributors (3.23%)
569,535	SiteOne Landscape Supply, Inc.[1]	68,314,091	68,879,563

Total Industrials		133,167,367	128,808,516

Information Technology (2.32%)
	Internet Services & Infrastructure (2.32%)
1,620,675	GDS Holdings Ltd., ADR[1,2]	17,706,526	49,544,035

Shares		Cost	Value
Common Stocks (continued)
Materials (8.36%)
	Construction Materials (5.57%)
741,400	CRH PLC[2]	$73,124,460	$68,060,520
194,595	Vulcan Materials Co.	41,230,425	50,754,268

		114,354,885	118,814,788

	Forest Products (2.79%)
692,652	Louisiana-Pacific Corp.	62,008,866	59,561,145

Total Materials		176,363,751	178,375,933

Real Estate (44.10%)
	Data Center REITs (5.79%)
236,354	Digital Realty Trust, Inc.	30,448,633	41,203,593
103,485	Equinix, Inc.	62,885,357	82,319,213

		93,333,990	123,522,806

	Health Care REITs (5.46%)
757,200	Welltower, Inc.	69,421,292	116,404,356

	Industrial REITs (3.12%)
377,150	Goodman Group (Australia)[2,3]	8,533,881	8,502,702
551,300	Prologis, Inc.	59,963,360	57,952,656

		68,497,241	66,455,358

	Multi-Family Residential REITs (1.94%)
413,352	Equity Residential	24,613,278	27,897,126
760,411	Independence Realty Trust, Inc.	15,814,760	13,451,671

		40,428,038	41,348,797

	Office REITs (3.96%)
452,700	BXP, Inc.	32,477,525	30,543,669
1,408,300	Vornado Realty Trust	47,317,115	53,853,392

		79,794,640	84,397,061

	Other Specialized REITs (0.23%)
168,824	Millrose Properties, Inc., Cl A	1,867,193	4,813,172

	Real Estate Services (15.46%)
837,850	CBRE Group, Inc., Cl A1	74,025,703	117,399,542
1,016,713	CoStar Group, Inc.[1]	61,177,581	81,743,725
510,242	Jones Lang LaSalle, Inc.[1]	104,827,910	130,509,699

		240,031,194	329,652,966

	Retail REITs (2.64%)
2,014,014	The Macerich Co.	33,537,785	32,586,747
148,150	Simon Property Group, Inc.	23,879,080	23,816,594

		57,416,865	56,403,341

	Single-Family Residential REITs (1.22%)
724,543	American Homes 4 Rent, Cl A	26,533,487	26,134,266

	Telecom Tower REITs (4.28%)
412,750	American Tower Corp.	79,169,225	91,226,005

Total Real Estate		756,493,165	940,358,128

Total Common Stocks		1,663,134,652	2,081,250,973

8	See Notes to Financial Statements.

June 30, 2025	Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (2.28%)
$48,591,447	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $48,596,643; (Fully Collateralized by $48,027,600 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $49,563,405)[3]	$48,591,447	$48,591,447

Total Investments (99.87%)		$1,711,726,099	2,129,842,420

Cash and Other Assets Less Liabilities (0.13%)			2,738,064

Net Assets			$2,132,580,484

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Emerging Markets Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (98.36%)
Argentina (0.89%)
13,663	MercadoLibre, Inc.[1]	$24,869,030	$35,710,027

Brazil (4.50%)
1,148,230	Afya Ltd., Cl A	24,128,933	20,507,388
4,042,274	Banco BTG Pactual SA	27,284,686	31,434,370
10,438,638	GPS Participacoes e Empreendimentos SA, 144A	28,029,645	30,375,820
1,250,828	Inter & Co., Inc. BDR	5,016,622	9,254,990
5,435,419	Localiza Rent a Car SA	34,897,905	40,537,295
392,504	Sigma Lithium Corp.[1]	4,527,806	1,766,268
1,424,420	Suzano SA	11,561,545	13,425,953
1,650,124	XP, Inc., Cl A	22,119,159	33,332,505

Total Brazil		157,566,301	180,634,589

China (26.38%)
841,479	Alibaba Group Holding Limited, ADR	68,201,327	95,432,133
3,460,600	BYD Co. Ltd., Cl H3	50,112,564	53,881,614
21,873,026	China Mengniu Dairy Co. Ltd.[3]	39,928,857	45,085,099
2,345,344	Contemporary Amperex Technology Co. Ltd., Cl A3	68,990,157	82,678,850
6,889,149	Full Truck Alliance Co. Ltd., ADR	50,147,652	81,360,850
2,305,948	Fuyao Glass Industry Group Co. Ltd., Cl A3	13,703,827	18,343,251
3,367,248	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	26,507,070	33,866,950
1,627,876	KE Holdings, Inc., ADR	37,092,358	28,878,520
38,114,127	Kingdee International Software Group Co. Ltd.[1,3]	28,434,841	75,331,887
328,829	Li Auto, Inc., ADR[1]	7,820,436	8,914,554
1,087,202	Meituan, Cl B, 144A1,3	15,057,662	17,488,771
1,774,615	Midea Group Co., Ltd., Cl A3	10,839,012	17,888,063
9,974,377	NARI Technology Co. Ltd., Cl A3	30,936,025	31,211,849
1,531,510	Pony AI, Inc., ADR[1]	20,555,620	20,215,932
9,159,395	SF Holding Co. Ltd., Cl H3	43,099,971	52,817,574
2,827,572	Shenzhou International Group Holdings Ltd.[3]	11,768,361	20,211,838
2,303,012	Tencent Holdings Limited[3]	42,147,559	148,395,977
453,657	Tencent Holdings Limited, ADR	18,905,598	29,260,877
1,882,235	Tencent Music Entertainment Group, ADR	17,715,173	36,684,760
4,350,044	Wuxi Biologics Cayman, Inc., 144A1,3	11,231,192	14,293,825
400,063	XPeng, Inc., ADR[1]	5,641,399	7,153,127
803,120	XPeng, Inc., Cl A1,3	5,765,228	7,189,236
1,355,698	Zai Lab Limited, ADR[1]	28,552,706	47,408,759
12,750,373	Zhejiang Sanhua Intelligent Controls Co. Ltd.[1]	42,170,690	40,850,181
9,353,385	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	43,063,140	43,724,706

Total China		738,388,425	1,058,569,183

Greece (0.83%)
4,812,972	Piraeus Financial Holdings SA3	27,993,426	33,343,228

India (28.31%)
8,415,270	Bajaj Finance Limited[3]	48,667,203	91,906,130
3,864,120	Bharti Airtel Ltd.[3]	27,420,230	90,590,662
1,015,726	Bharti Airtel Ltd. PP3	3,315,215	18,136,113
1,319,536	Cholamandalam Investment & Finance Co. Ltd.[3]	20,718,858	25,069,568
737,958	Cummins India Ltd.[3]	29,490,296	29,267,831
6,911,023	DCW Ltd.[1,3]	7,808,618	6,762,516

Shares		Cost	Value
Common Stocks (continued)

India (continued)
9,093,080	Eternal Ltd. (formerly, Zomato Ltd.)[1,3]	$27,462,713	$28,004,833
2,666,405	Godrej Consumer Products Ltd.[3]	30,334,819	36,643,068
899,497	Godrej Properties Ltd.[1,3]	16,677,089	24,595,575
1,214,269	HDFC Bank Ltd.[3]	19,923,452	28,347,666
10,840,876	Indus Towers Ltd.[1,3]	31,145,055	53,171,674
917,441	InterGlobe Aviation Ltd., 144A1,3	40,345,352	63,986,068
7,296,426	Jio Financial Services Ltd.[1,3]	17,306,270	27,832,311
26,414,053	JM Financial Limited[3]	30,201,837	49,100,913
670,836	Kaynes Technology India Ltd.[1,3]	24,877,927	47,755,602
1,236,808	Kotak Mahindra Bank Ltd.[3]	28,519,906	31,203,483
612,129	Mahindra & Mahindra Ltd.[3]	11,318,866	22,720,516
3,635,641	Max Healthcare Institute Ltd.	33,722,071	54,093,726
4,494,769	Nippon Life India Asset Management Ltd., 144A3	14,396,975	41,949,970
280,232	Nuvama Wealth Management Ltd.[3]	10,473,741	26,925,668
11,710,476	Power Grid Corp. of India Ltd.[3]	44,567,030	40,929,828
3,369,658	Reliance Industries Limited[3]	27,666,537	58,979,847
2,212,497	SBI Life Insurance Company Limited, 144A3	22,832,680	47,428,322
536,293	SRF Ltd.[3]	16,954,083	20,280,547
14,689,512	Swiggy Ltd.[1,3]	70,424,819	68,586,047
1,348,467	Tata Communications Ltd.[3]	6,884,597	26,586,976
1,565,526	Tata Consumer Products Ltd.[3]	5,454,321	20,066,286
755,981	Trent Ltd.[3]	21,401,577	54,805,878

Total India		690,312,137	1,135,727,624

Korea, Republic of (16.28%)
2,191,417	Coupang, Inc.[1]	26,411,485	65,654,853
862,819	Doosan Enerbility Co. Ltd.[1,3]	17,639,395	43,713,071
932,602	Hanwha Systems Co. Ltd.[3]	15,329,831	40,006,557
239,855	HD Hyundai Heavy Industries Co. Ltd.[3]	12,568,821	75,706,607
546,258	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	46,113,026	147,511,947
503,837	HPSP Co. Ltd.[3]	11,214,943	10,313,680
257,707	Hyundai Glovis Co. Ltd.[3]	24,600,741	25,657,470
638,101	ISC Co. Ltd.[3]	24,430,937	28,156,863
740,273	Korea Aerospace Industries Ltd.[3]	26,141,561	49,160,112
126,656	Park Systems Corp.[3]	16,526,273	26,677,081
36,424	Samsung Biologics Co. Ltd., 144A1,3	28,145,865	26,728,572
1,123,474	Samsung Electronics Co., Ltd.[3]	26,132,359	49,681,822
298,560	SK Hynix, Inc.[3]	38,749,455	64,334,171

Total Korea, Republic of		314,004,692	653,302,806

Mexico (1.03%)
6,849,407	Grupo Mexico S.A.B. de C.V., Series B	16,669,813	41,338,450

Peru (1.80%)
322,979	Credicorp, Ltd.	43,956,122	72,192,266

Philippines (1.06%)
15,646,730	BDO Unibank, Inc.[3]	25,990,397	42,442,812

Poland (2.15%)
192,432	Dino Polska SA, 144A1,3	16,627,271	28,120,572
3,488,280	InPost SA1,3	36,115,279	58,050,935

Total Poland		52,742,550	86,171,507

10	See Notes to Financial Statements.

June 30, 2025	Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	$64,430,586	$13,290

South Africa (1.04%)
170,787	Gold Fields Ltd.[3]	1,455,891	4,044,183
511,519	Gold Fields Ltd., ADR	4,100,096	12,107,655
81,792	Naspers Ltd., Cl N3	11,539,353	25,520,201

Total South Africa		17,095,340	41,672,039

Spain (0.46%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares[1]	18,185,897	18,479,589

Taiwan (13.16%)
141,970	ASPEED Technology, Inc.[3]	15,466,904	23,087,744
1,502,692	Chroma ATE, Inc.[3]	15,198,367	22,752,043
4,170,581	Delta Electronics, Inc.[3]	14,962,095	59,017,673
3,909,662	E Ink Holdings, Inc.[3]	32,352,612	29,591,582
272,705	eMemory Technology, Inc.[3]	21,805,666	22,077,202
9,796,720	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	182,950,446	358,259,652
58,756	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,025,187	13,307,647

Total Taiwan		283,761,277	528,093,543

United Arab Emirates (0.47%)
51,674,168	Talabat Holding PLC[3]	22,509,541	18,840,824

Total Common Stocks		2,498,475,534	3,946,531,777

Private Common Stocks (1.09%)
India (1.09%)
13,643,347	Pine Labs Limited (formerly, Pine Labs PTE. Ltd.)[1,2,4]	39,999,997	43,862,747

Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F1,2,4	49,776,072	73,410

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50[1]	0	13,524

Principal Amount		Cost	Value
Short-Term Investments (1.54%)
$61,643,451	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $61,650,043; (Fully Collateralized by $1,738,900 U.S. Treasury Note, 2.75% due 7/31/2027 Market value - $1,723,734 and $59,257,800 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $61,152,691)[3]	$61,643,451	$61,643,451

Total Investments (100.99%)		$2,649,895,054	4,052,124,909

Liabilities Less Cash and Other Assets (-0.99%)			(39,882,421)

Net Assets			$4,012,242,488

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $43,949,447 or 1.10% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the market value of Rule 144A securities amounted to $270,371,920 or 6.74% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2025	Percentage of Net Assets

Industrials	23.1%

Information Technology	21.2%

Consumer Discretionary	16.2%

Financials	15.8%

Communication Services	10.0%

Health Care	3.6%

Consumer Staples	3.2%

Materials	2.5%

Energy	1.5%

Real Estate	1.3%

Utilities	1.0%

Cash and Cash Equivalents*	0.5%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	11

Baron Global Advantage Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (88.74%)
Argentina (10.45%)
58,919	Globant S.A.[1]	$3,752,224	$5,352,202
22,871	MercadoLibre, Inc.[1]	11,646,784	59,776,332

Total Argentina		15,399,008	65,128,534

Brazil (3.24%)
416,760	Afya Ltd., Cl A	7,447,704	7,443,333
931,576	NU Holdings Ltd., Cl A1	11,214,177	12,781,223

Total Brazil		18,661,881	20,224,556

Canada (8.64%)
466,699	Shopify, Inc., Cl A1	16,728,256	53,833,730

China (2.56%)
376,511	GDS Holdings Ltd., ADR[1]	4,277,225	11,509,941
42,316	PDD Holdings, Inc., ADR[1]	5,910,545	4,428,793

Total China		10,187,770	15,938,734

India (6.82%)
2,031,490	Bajaj Finance Limited[3]	11,299,075	22,186,619
6,607,712	Eternal Ltd. (formerly, Zomato Ltd.)[1,3]	10,977,766	20,350,406

Total India		22,276,841	42,537,025

Israel (2.86%)
276,080	Fiverr International Ltd.[1]	6,081,198	8,097,426
61,339	Wix.com Ltd.[1]	5,079,561	9,719,778

Total Israel		11,160,759	17,817,204

Korea, Republic of (5.34%)
1,112,089	Coupang, Inc.[1]	17,833,026	33,318,186

Netherlands (8.76%)
8,934	Adyen N.V., 144A1,3	6,863,044	16,407,622
36,977	argenx SE, ADR[1]	1,716,518	20,382,462
22,216	ASML Holding N.V.[3]	4,079,640	17,802,502

Total Netherlands		12,659,202	54,592,586

Poland (1.84%)
689,857	InPost SA1,3	7,702,339	11,480,398

Spain (1.64%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	7,028,888
375,992	Codere Online Luxembourg, S.A. Private Shares[1]	2,714,710	3,192,172

Total Spain		10,290,866	10,221,060

Taiwan (2.51%)
69,095	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,633,060	15,649,327

United Kingdom (1.19%)
485,666	Endava plc, ADR[1]	18,276,569	7,440,403

United States (32.89%)
34,207	Bill Holdings, Inc.[1]	1,296,120	1,582,416
174,531	Block, Inc.[1]	13,587,006	11,855,891
131,822	Cloudflare, Inc., Cl A1	2,718,724	25,814,702
16,812	Crowdstrike Holdings, Inc., Cl A1	832,835	8,562,520

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
155,204	Datadog, Inc., Cl A1	$5,969,200	$20,848,553
154	GRAIL, Inc.[1]	7,341	7,919
92,028	Illumina, Inc.[1]	9,839,166	8,780,391
1,423,030	indie Semiconductor, Inc., Cl A1	8,017,750	5,065,987
102,299	Loar Holdings, Inc.[1]	8,497,547	8,815,105
356,883	NVIDIA Corp.	6,728,358	56,383,945
76,958	SailPoint, Inc.[1]	1,770,034	1,759,260
30,984	ServiceTitan, Inc., Cl A1	2,377,019	3,320,865
95,516	Snowflake, Inc., Cl A1	11,461,920	21,373,615
27,899	Tesla, Inc.[1]	6,610,652	8,862,396
74,811	Viking Therapeutics, Inc.[1]	4,953,838	1,982,492
63,729	Zscaler, Inc.[1]	2,792,273	20,007,082

Total United States		87,459,783	205,023,139

Total Common Stocks		261,269,360	553,204,882

Private Common Stocks (9.80%)
United States (9.80%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,556
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	46,644,050
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	13,921,250

Total Private Common Stocks		27,249,649	61,122,856

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	44,049

Private Preferred Stocks (0.07%)
United States (0.07%)
461,004	GM Cruise Holdings LLC, Cl G1,2,4	12,147,455	461,004

Warrants (0.09%)
Israel (0.01%)
228,748	Taboola.com Ltd., Exp. 12/31/2027 exercise price USD 11.50[1]	417,099	47,968

Spain (0.08%)
498,034	Codere Online Luxembourg S.A., Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	507,995
4,326	Codere Online Luxembourg S.A., Private Shares, Exp. 11/30/2026 exercise price USD 11.50[1]	0	4,412

Total Spain		845,632	512,407

Total Warrants		1,262,731	560,375

12	See Notes to Financial Statements.

June 30, 2025	Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (1.72%)
$10,734,832	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $10,735,980; (Fully Collateralized by $11,045,900 U.S. Treasury Note, 2.75% due 7/31/2027 Market value - $10,949,584)[3]	$10,734,832	$10,734,832

Total Investments (100.43%)		$342,531,618	626,127,998

Liabilities Less Cash and Other Assets (-0.43%)			(2,708,748)

Net Assets			$623,419,250

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $61,627,909 or 9.89% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the market value of Rule 144A securities amounted to $16,407,622 or 2.63% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2025	Percentage of Net Assets

Information Technology	45.9%

Consumer Discretionary	23.3%

Industrials	14.3%

Financials	10.1%

Health Care	5.0%

Materials	0.1%

Communication Services	0.0%^

Cash and Cash Equivalents*	1.3%
100.0%**

^	Rounds to less than 0.1%.
*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	13

Baron Real Estate Income Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (97.33%)
Consumer Discretionary (5.46%)
	Casinos & Gaming (2.46%)
14,499	Las Vegas Sands Corp.	$525,425	$630,851
56,233	Wynn Resorts Ltd.	4,376,967	5,267,345

		4,902,392	5,898,196

	Homebuilding (1.54%)
32,315	Toll Brothers, Inc.	3,312,197	3,688,111

	Leisure Facilities (1.46%)
22,284	Vail Resorts, Inc.	3,222,244	3,501,485

Total Consumer Discretionary		11,436,833	13,087,792

Financials (8.17%)
	Asset Management & Custody Banks (6.26%)
21,607	Blackstone, Inc.	2,769,562	3,231,975
145,497	Brookfield Corp.[2]	6,752,437	8,998,989
50,239	Brookfield Asset Management Ltd., Cl A2	1,629,003	2,777,212

		11,151,002	15,008,176

	Mortgage REITs (1.91%)
237,926	Blackstone Mortgage Trust, Inc., Cl A	4,597,170	4,580,076

Total Financials		15,748,172	19,588,252

Information Technology (1.92%)
	Internet Services & Infrastructure (1.92%)
150,987	GDS Holdings Ltd., ADR[1,2]	2,077,323	4,615,673

Materials (1.79%)
	Construction Materials (1.79%)
46,730	CRH PLC[2]	4,631,196	4,289,814

Real Estate (79.99%)
	Data Center REITs (10.04%)
42,766	Digital Realty Trust, Inc.	6,101,454	7,455,397
20,900	Equinix, Inc.	16,310,484	16,625,323

		22,411,938	24,080,720

	Health Care REITs (13.57%)
131,675	American Healthcare REIT, Inc.	3,719,697	4,837,740
90,610	Ventas, Inc.	4,502,988	5,722,021
143,036	Welltower, Inc.	12,767,125	21,988,924

		20,989,810	32,548,685

	Hotel & Resort REITs (2.46%)
383,455	Host Hotels & Resorts, Inc.	5,593,396	5,889,869

	Industrial REITs (12.67%)
56,445	EastGroup Properties, Inc.	9,452,304	9,433,088
115,675	Goodman Group (Australia)[2,3]	2,531,953	2,607,849
153,169	Prologis, Inc.	16,946,465	16,101,125
39,832	Terreno Realty Corp.	2,288,294	2,233,380

		31,219,016	30,375,442

	Multi-Family Residential REITs (6.71%)
156,575	Elme Communities	2,517,018	2,489,543
104,133	Equity Residential	6,432,666	7,027,936
235,790	Independence Realty Trust, Inc.	4,105,354	4,171,125
58,660	UDR, Inc.	2,425,393	2,395,088

		15,480,431	16,083,692

Shares		Cost	Value
Common Stocks (continued)

Real Estate (continued)

	Office REITs (5.13%)
73,608	BXP, Inc.	$5,195,798	$4,966,332
192,020	Vornado Realty Trust	6,559,019	7,342,845

		11,754,817	12,309,177

	Other Specialized REITs (5.19%)
70,713	Iron Mountain, Inc.	6,459,988	7,253,032
159,441	VICI Properties, Inc.	4,953,595	5,197,777

		11,413,583	12,450,809

	Retail REITs (7.07%)
42,697	Agree Realty Corp.	2,910,353	3,119,443
263,282	The Macerich Co.	3,981,849	4,259,903
59,520	Simon Property Group, Inc.	9,372,439	9,568,435

		16,264,641	16,947,781

	Self Storage REITs (3.61%)
239,100	Smartstop Self Storage REIT, Inc.	7,476,698	8,662,593

	Single-Family Residential REITs (3.64%)
98,224	American Homes 4 Rent, Cl A	3,323,216	3,542,940
158,035	Invitation Homes, Inc.	5,353,103	5,183,548

		8,676,319	8,726,488

	Telecom Tower REITs (9.90%)
97,677	American Tower Corp.	19,372,334	21,588,570
9,100	SBA Communications Corp.	1,972,498	2,137,044

		21,344,832	23,725,614

Total Real Estate		172,625,481	191,800,870

Total Common Stocks		206,519,005	233,382,401

Principal Amount
Short-Term Investments (2.20%)
$5,281,365	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $5,281,930; (Fully Collateralized by $5,220,100 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $5,387,046)[3]	5,281,365	5,281,365

Total Investments (99.53%)		$211,800,370	238,663,766

Cash and Other Assets Less Liabilities (0.47%)			1,121,896

Net Assets			$239,785,662

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

14	See Notes to Financial Statements.

June 30, 2025	Baron Health Care Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (93.78%)
Health Care (93.78%)
	Biotechnology (20.33%)
60,000	Arcellx, Inc.[1]	$2,374,307	$3,951,000
22,000	argenx SE, ADR[1,2]	7,410,488	12,126,840
40,000	ARS Pharmaceuticals, Inc.[1]	705,639	698,000
4,500	BioNTech SE, ADR[1,2]	496,491	479,115
18,500	Gilead Sciences, Inc.	2,030,923	2,051,095
36,700	Insmed, Inc.[1]	2,611,125	3,693,488
9,000	Vertex Pharmaceuticals, Incorporated[1]	2,160,396	4,006,800
56,000	Xenon Pharmaceuticals, Inc.[1,2]	1,868,002	1,752,800

		19,657,371	28,759,138

	Health Care Distributors (3.37%)
6,500	McKesson Corp.	4,177,288	4,763,070

	Health Care Equipment (28.63%)
80,000	Boston Scientific Corp.[1]	4,127,990	8,592,800
7,500	DexCom, Inc.[1]	823,467	654,675
25,000	Edwards Lifesciences Corp.[1]	1,929,281	1,955,250
6,000	IDEXX Laboratories, Inc.[1]	2,349,368	3,218,040
8,500	Inspire Medical Systems, Inc.[1]	1,004,537	1,103,045
5,700	Insulet Corp.[1]	1,691,692	1,790,826
12,000	Intuitive Surgical, Inc.[1]	2,552,699	6,520,920
30,000	Masimo Corp.[1]	5,059,665	5,046,600
17,500	Penumbra, Inc.[1]	4,939,563	4,491,025
18,000	Stryker Corp.	5,153,712	7,121,340

		29,631,974	40,494,521

	Health Care Facilities (1.52%)
17,500	Encompass Health Corp.	1,870,305	2,146,025

	Health Care Services (2.41%)
60,000	RadNet, Inc.[1]	2,871,502	3,414,600

	Health Care Supplies (2.72%)
54,000	The Cooper Companies, Inc.[1]	4,576,871	3,842,640

	Health Care Technology (0.65%)
15,000	Doximity, Inc., Cl A1	784,749	920,100

	Life Sciences Tools & Services (14.61%)
25,000	Danaher Corp.	5,588,965	4,938,500
45,000	Exact Sciences Corp.[1,3]	2,469,737	2,391,300
3,100	Mettler-Toledo International, Inc.[1]	3,318,320	3,641,632
7,500	Natera, Inc.[1,3]	494,567	1,267,050
6,500	Thermo Fisher Scientific, Inc.	2,608,098	2,635,490
14,000	Waters Corp.[1]	5,107,302	4,886,560
4,100	West Pharmaceutical Services, Inc.	1,098,966	897,080

		20,685,955	20,657,612

	Managed Health Care (2.22%)
30,000	HealthEquity, Inc.[1]	2,828,022	3,142,800

	Pharmaceuticals (17.32%)
50,000	AstraZeneca PLC, ADR[2]	3,357,448	3,494,000
23,800	Eli Lilly & Co.	7,047,193	18,552,814
100,000	Teva Pharmaceutical Industries Ltd., ADR[1,2]	1,790,693	1,676,000
5,000	Zoetis, Inc.	678,575	779,750

		12,873,909	24,502,564

Total Common Stocks		99,957,946	132,643,070

Principal Amount		Cost	Value
Short-Term Investments (6.94%)
$9,819,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $9,820,050; (Fully Collateralized by $9,705,100 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $10,015,484)[4]	$9,819,000	$9,819,000

Total Investments (100.72%)		$109,776,946	142,462,070

Liabilities Less Cash and Other Assets (-0.72%)			(1,023,544)

Net Assets			$141,438,526

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron FinTech Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (97.69%)
Consumer Discretionary (4.65%)
	Broadline Retail (4.65%)
1,330	MercadoLibre, Inc.[1]	$1,958,953	$3,476,128

Financials (68.94%)
	Asset Management & Custody Banks (4.78%)
1,100	Blackrock, Inc.	810,567	1,154,175
18,200	KKR & Co., Inc.	2,061,144	2,421,146

		2,871,711	3,575,321

	Diversified Banks (2.38%)
130,000	NU Holdings Ltd., Cl A1,2	1,062,143	1,783,600

	Diversified Financial Services (3.04%)
16,000	Apollo Global Management, Inc.	1,143,487	2,269,920

	Financial Exchanges & Data (19.95%)
7,000	CME Group, Inc.	1,560,980	1,929,340
3,000	FactSet Research Systems, Inc.	1,238,689	1,341,840
4,000	Moody’s Corp.	1,417,488	2,006,360
5,200	Morningstar, Inc.	1,144,884	1,632,436
3,300	MSCI, Inc.	1,437,141	1,903,242
6,300	S&P Global, Inc.	2,470,145	3,321,927
19,000	Tradeweb Markets, Inc., Cl A	1,586,886	2,781,600

		10,856,213	14,916,745

	Insurance Brokers (1.27%)
10,000	Baldwin Insurance Group, Inc. Cl A1	287,122	428,100
15,000	TWFG, Inc.[1]	259,710	525,000

		546,832	953,100

	Investment Banking & Brokerage (15.02%)
10,000	Houlihan Lokey, Inc.	746,412	1,799,500
44,400	Interactive Brokers Group, Inc., Cl A	969,234	2,460,204
8,600	LPL Financial Holdings, Inc.	1,861,540	3,224,742
21,500	Robinhood Markets, Inc., Cl A1	1,051,345	2,013,045
19,000	The Charles Schwab Corp.	1,471,492	1,733,560

		6,100,023	11,231,051

	Life & Health Insurance (1.02%)
2,800	Primerica, Inc.	728,583	766,276

	Property & Casualty Insurance (6.50%)
16,000	Arch Capital Group Ltd.[1,2]	1,304,187	1,456,800
22,904	Ategrity Specialty Insurance Company Holdings[1]	391,331	492,894
1,600	Kinsale Capital Group, Inc.	270,056	774,240
8,000	The Progressive Corp.	930,133	2,134,880

		2,895,707	4,858,814

	Transaction & Payment Processing Services (14.98%)
13,000	Block, Inc.[1]	2,253,183	883,090
5,000	Fiserv, Inc.[1]	500,386	862,050
6,000	Jack Henry & Associates, Inc.	999,875	1,081,020
5,750	Mastercard, Incorporated, Cl A	1,969,959	3,231,155
9,500	Visa, Inc., Cl A	1,987,631	3,372,975
124,000	Wise PLC, Cl A (United Kingdom)[1,2,3]	1,430,338	1,771,387

		9,141,372	11,201,677

Total Financials		35,346,071	51,556,504

Shares		Cost	Value
Common Stocks (continued)
Industrials (4.90%)
	Research & Consulting Services (4.90%)
3,300	Equifax, Inc.	$737,813	$855,921
10,000	TransUnion	965,895	880,000
6,200	Verisk Analytics, Inc.	1,183,525	1,931,300

Total Industrials		2,887,233	3,667,221

Information Technology (18.23%)
	Application Software (15.92%)
31,000	Alkami Technology, Inc.[1]	806,828	934,340
3,000	Bill Holdings, Inc.[1]	318,719	138,780
25,000	Clearwater Analytics Holdings, Inc., Cl A1	599,112	548,250
1,300	Fair Isaac Corp.[1]	561,914	2,376,348
13,300	Guidewire Software, Inc.[1]	1,487,144	3,131,485
15,500	Intapp, Inc.[1]	693,095	800,110
4,000	Intuit, Inc.	1,455,968	3,150,520
7,700	ServiceTitan, Inc., Cl A1	671,737	825,286

		6,594,517	11,905,119

	Internet Services & Infrastructure (1.85%)
12,000	Shopify, Inc., Cl A1,2	1,691,746	1,384,200

	IT Consulting & Other Services (0.46%)
500	Accenture plc, Cl A2	110,519	149,445
17,000	CI&T, Inc., Cl A1,2	244,692	101,490
1,000	Globant S.A.[1,2]	183,362	90,840

		538,573	341,775

Total Information Technology		8,824,836	13,631,094

Real Estate (0.97%)
	Real Estate Services (0.97%)
9,000	CoStar Group, Inc.[1]	771,264	723,600

Total Common Stocks		49,788,357	73,054,547

Principal Amount
Short-Term Investments (2.41%)
$1,800,603	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $1,800,795; (Fully Collateralized by $1,779,800 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $1,836,808)[3]	1,800,603	1,800,603

Total Investments (100.10%)		$51,588,960	74,855,150

Liabilities Less Cash and Other Assets (-0.10%)			(72,353)

Net Assets			$74,782,797

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

June 30, 2025	Baron India Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (96.74%)
Communication Services (11.25%)
	Integrated Telecommunication Services (2.11%)
40,122	Indus Towers Ltd.[1,3]	$133,586	$196,788
9,373	Tata Communications Ltd.[3]	192,067	184,802

		325,653	381,590

	Movies & Entertainment (0.59%)
13,657	Tips Music Ltd.[3]	89,057	107,181

	Wireless Telecommunication Services (8.55%)
86,625	Bharti Airtel Ltd. PP3	1,153,426	1,546,717

Total Communication Services		1,568,136	2,035,488

Consumer Discretionary (10.27%)
	Apparel Retail (3.45%)
8,610	Trent Ltd.[3]	417,085	624,194

	Apparel, Accessories & Luxury Goods (0.73%)
3,072	Titan Co. Ltd.[1,3]	112,322	132,213

	Automobile Manufacturers (2.82%)
13,767	Mahindra & Mahindra Ltd.[3]	451,558	510,993

	Consumer Electronics (0.75%)
774	Dixon Technologies India Ltd.[3]	108,287	135,296

	Restaurants (2.52%)
147,820	Eternal Ltd. (formerly, Zomato Ltd.)[1,3]	286,619	455,255

Total Consumer Discretionary		1,375,871	1,857,951

Consumer Staples (4.02%)
	Packaged Foods & Meats (2.07%)
29,179	Tata Consumer Products Ltd.[2,3]	355,854	374,005

	Personal Care Products (1.95%)
25,715	Godrej Consumer Products Ltd.[3]	356,484	353,388

Total Consumer Staples		712,338	727,393

Energy (4.75%)
	Oil & Gas Refining & Marketing (4.75%)
49,092	Reliance Industries Limited[3]	816,268	859,268

Financials (29.70%)
	Asset Management & Custody Banks (0.98%)
12,735	360 ONE WAM Ltd.[3]	126,435	177,435

	Consumer Finance (7.98%)
78,119	Bajaj Finance Limited[3]	702,208	853,165
31,146	Cholamandalam Investment & Finance Co. Ltd.[3]	516,096	591,736

		1,218,304	1,444,901

	Diversified Banks (13.81%)
36,706	HDFC Bank Ltd.[3]	777,750	856,918
68,915	ICICI Bank Ltd.[3]	1,076,877	1,164,646
18,957	Kotak Mahindra Bank Ltd.[3]	429,897	478,267

		2,284,524	2,499,831

	Diversified Financial Services (2.94%)
18,843	Bajaj Finserv Ltd.[3]	412,204	451,737
20,817	Jio Financial Services Ltd.[1,3]	57,494	79,407

		469,698	531,144

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)
	Investment Banking & Brokerage (0.86%)
1,615	Nuvama Wealth Management Ltd.[3]	$117,694	$155,175

	Life & Health Insurance (2.68%)
22,616	SBI Life Insurance Company Limited, 144A3	443,182	484,809

	Specialized Finance (0.45%)
17,241	REC Ltd.[3]	102,738	81,008

Total Financials		4,762,575	5,374,303

Health Care (11.22%)
	Health Care Facilities (11.22%)
75,747	Aster DM Healthcare Ltd., 144A3	412,505	526,567
28,966	HealthCare Global Enterprises Ltd.[1,3]	182,883	185,997
88,552	Max Healthcare Institute Ltd.	1,139,963	1,317,541

Total Health Care		1,735,351	2,030,105

Industrials (13.64%)
	Aerospace & Defense (2.53%)
93,007	Bharat Electronics Ltd.[3]	389,840	457,403

	Construction & Engineering (0.78%)
104,865	GMR Power & Urban Infra Ltd.[1,3]	128,471	140,704

	Construction & Machinery & Heavy Trucks (0.92%)
4,180	Cummins India Ltd.[3]	155,323	165,781

	Electrical Components & Equipment (2.22%)
183,316	Precision Wires India Ltd.[3]	348,951	402,155

	Heavy Electrical Equipment (0.22%)
1,134	Siemens Energy India Ltd.[1]	44,295	39,350

	Industrial Conglomerates (0.30%)
1,442	Siemens Ltd.[3]	54,441	54,681

	Industrial Machinery & Supplies & Components (1.90%)
11,326	Kirloskar Oil Engines Ltd.[3]	101,020	112,384
9,561	Shaily Engineering Plastics Ltd. [3]	151,805	185,609
1,160	Thermax Ltd.[3]	52,030	46,261

		304,855	344,254

	Passenger Airlines (4.77%)
12,393	InterGlobe Aviation Ltd., 144A1,3	689,980	864,338

Total Industrials		2,116,156	2,468,666

Information Technology (7.47%)
	Electronic Components (2.16%)
14,027	Centum Electronics Ltd.[3]	350,659	392,300

	Electronic Manufacturing Services (1.23%)
3,124	Kaynes Technology India Ltd.[1,3]	149,242	222,392

	IT Consulting & Other Services (4.08%)
8,051	Coforge Ltd.[3]	159,873	180,696
13,806	Tata Consultancy Services Ltd.[3]	643,737	557,493

		803,610	738,189

Total Information Technology		1,303,511	1,352,881

See Notes to Financial Statements.	17

Baron India Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Materials (0.97%)
	Commodity Chemicals (0.48%)
88,978	DCW Ltd.[1,3]	$81,920	$87,066

	Diversified Chemicals (0.49%)
2,360	SRF Ltd.[3]	76,223	89,246

Total Materials		158,143	176,312

Real Estate (0.95%)
	Real Estate Development (0.95%)
6,270	Godrej Properties Ltd.[1,3]	154,602	171,445

Utilities (2.50%)
	Electric Utilities (2.50%)
129,684	Power Grid Corp. of India Ltd.[3]	465,991	453,264

Total Common Stocks		15,168,942	17,507,076

Principal Amount
Short-Term Investments (5.62%)
$1,016,960	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $1,017,069; (Fully Collateralized by $1,046,500 U.S. Treasury Note, 2.75% due 7/31/2027 Market value - $1,037,445)[3]	1,016,960	1,016,960

Total Investments (102.36%)		$16,185,902	18,524,036

Liabilities Less Cash and Other Assets (-2.36%)			(426,549)

Net Assets			$18,097,487

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the market value of Rule 144A securities amounted to $1,875,714 or 10.36% of net assets.

All securities are Level 1, unless otherwise noted.

18	See Notes to Financial Statements.

June 30, 2025	Baron Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (96.34%)
Communication Services (11.32%)
	Advertising (4.13%)
70,000	MNTN, Inc., Cl A1	$1,120,000	$1,530,900
36,482	The Trade Desk, Inc., Cl A1	2,642,683	2,626,339

		3,762,683	4,157,239

	Interactive Media & Services (1.45%)
9,697	Reddit, Inc., Cl A1	1,393,887	1,460,077

	Movies & Entertainment (5.74%)
7,528	Spotify Technology SA1,2	2,459,667	5,776,536

Total Communication Services		7,616,237	11,393,852

Consumer Discretionary (16.53%)
	Automobile Manufacturers (2.95%)
9,337	Tesla, Inc.[1]	2,283,651	2,965,992

	Broadline Retail (7.90%)
36,212	Amazon.com, Inc.[1]	6,739,201	7,944,551

	Casinos & Gaming (1.01%)
23,790	DraftKings, Inc., Cl A1	777,125	1,020,353

	Education Services (2.06%)
5,060	Duolingo, Inc.[1]	1,403,226	2,074,701

	Hotels, Resorts & Cruise Lines (0.80%)
87,577	eDreams ODIGEO SA (Spain)[1,2,4]	674,524	802,115

	Restaurants (1.81%)
592,736	Eternal Ltd. (formerly, Zomato Ltd.) (India)[1,2,4]	1,719,229	1,825,506

Total Consumer Discretionary		13,596,956	16,633,218

Consumer Staples (1.17%)
	Personal Care Products (1.17%)
15,573	Oddity Tech Ltd., Cl A1,2	821,217	1,175,294

Financials (1.67%)
	Investment Banking & Brokerage (1.67%)
4,480	LPL Financial Holdings, Inc.	1,544,265	1,679,866

Health Care (1.42%)
	Health Care Services (1.42%)
27,613	Hinge Health, Inc., Cl A1	936,192	1,428,973

Industrials (1.98%)
	Aerospace & Defense (1.01%)
1,233	Axon Enterprise, Inc.[1]	423,866	1,020,850

	Construction & Engineering (0.97%)
2,573	Quanta Services, Inc.	753,826	972,800

Total Industrials		1,177,692	1,993,650

Information Technology (61.08%)
	Application Software (5.74%)
5,866	Atlassian Corp., Cl A1,2	1,344,574	1,191,326
11,549	Gitlab, Inc., Cl A1,3	627,143	520,975
3,578	Guidewire Software, Inc.[1]	508,894	842,440
43,072	Samsara, Inc., Cl A1	1,732,994	1,713,404
1,019	ServiceNow, Inc.[1,3]	805,758	1,047,614
4,294	ServiceTitan, Inc., Cl A1	403,869	460,231

		5,423,232	5,775,990

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Components (0.82%)
9,202	Coherent Corp.[1]	$822,953	$820,910

	Electronic Equipment & Instruments (3.18%)
32,005	PAR Technology Corp.[1]	1,822,269	2,220,187
4,669	Park Systems Corp. (Korea, Republic of)[2,4]	680,120	983,414

		2,502,389	3,203,601

	Internet Services & Infrastructure (2.22%)
33,634	GDS Holdings Ltd., ADR[1,2]	484,091	1,028,191
10,428	Shopify, Inc., Cl A1,2	784,805	1,202,870

		1,268,896	2,231,061

	IT Consulting & Other Services (0.77%)
1,914	Gartner, Inc.[1]	808,849	773,677

	Semiconductor Materials & Equipment (3.63%)
49,361	HPSP Co. Ltd. (Korea, Republic of)[2,4]	981,933	1,010,433
14,568	Lam Research Corp.	1,197,622	1,418,049
4,437	Nova Ltd.[1,2]	880,903	1,221,063

		3,060,458	3,649,545

	Semiconductors (28.46%)
30,513	Broadcom, Inc.	5,614,149	8,410,908
11,210	eMemory Technology, Inc. (Taiwan)[2,4]	873,667	907,521
394,634	indie Semiconductor, Inc., Cl A1	1,757,106	1,404,897
1,229	Monolithic Power Systems, Inc.	731,853	898,866
77,273	NVIDIA Corp.	7,968,228	12,208,361
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)[2,4]	161,540	288,313
19,922	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	3,289,653	4,512,134

		20,396,196	28,631,000

	Systems Software (13.72%)
8,330	Cloudflare, Inc., Cl A1,3	729,405	1,631,264
4,371	CyberArk Software Ltd.[1,2]	1,449,160	1,778,472
16,242	Datadog, Inc., Cl A1,3	1,916,648	2,181,788
9,108	Microsoft Corporation	3,637,683	4,530,410
6,113	Snowflake, Inc., Cl A1,3	1,134,859	1,367,906
7,390	Zscaler, Inc.[1]	1,536,435	2,320,017

		10,404,190	13,809,857

	Technology Hardware, Storage & Peripherals (2.54%)
12,471	Apple, Inc.	2,359,162	2,558,675

Total Information Technology		47,046,325	61,454,316

Real Estate (1.17%)
	Real Estate Services (1.17%)
14,588	CoStar Group, Inc.[1]	1,180,931	1,172,875

Total Common Stocks		73,919,815	96,932,044

See Notes to Financial Statements.	19

Baron Technology Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (1.36%)
$1,362,970	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $1,363,116; (Fully Collateralized by $1,347,200 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $1,390,327)[4]	$1,362,970	$1,362,970

Total Investments (97.70%)		$75,282,785	$98,295,014

Cash and Other Assets Less Liabilities (2.30%)			2,316,329

Net Assets			$100,611,343

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

20	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2025

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at value*	$7,951,286,978	$2,548,835,227	$351,443,533	$2,129,842,420
Foreign currency, at value†	—	—	177,876	—
Cash	—	—	—	529,241
Dividends and interest receivable	3,330,035	1,675,091	654,250	2,156,645
Receivable for securities sold	—	—	1,463,877	—
Receivable for capital shares sold	5,455,953	7,399,182	95,280	2,603,688
European union tax reclaims receivable	—	—	117,640	—
Prepaid expenses	161,977	21,058	1,724	17,774

	7,960,234,943	2,557,930,558	353,954,180	2,135,149,768

Liabilities:
Payable for borrowings against line of credit	636,000,000	—	—	—
Payable for capital shares redeemed	3,697,939	1,297,805	83,695	2,389,655
Investment advisory fees payable (Note 4)	878	155	47	443
Distribution fees payable (Note 4)	432	239	529	449
Due to custodian bank	—	—	—	—
Payable for securities purchased	—	—	—	—
Accrued capital gains taxes	—	—	2,013,552	—
Other accrued expenses and other payables	3,925,135	87,358	176,232	178,737

	643,624,384	1,385,557	2,274,055	2,569,284

Net Assets	$7,316,610,559	$2,556,545,001	$351,680,125	$2,132,580,484

Net Assets consist of:
Paid-in capital	$229,607,962	$1,611,061,547	$265,316,860	$1,658,712,456
Distributable earnings (losses)	7,087,002,597	945,483,454	86,363,265	473,868,028

Net Assets	$7,316,610,559	$2,556,545,001	$351,680,125	$2,132,580,484

Retail Shares:
Net Assets	$2,924,236,327	$478,567,270	$86,639,363	$380,363,917
Shares Outstanding ($0.01 par value; indefinite shares authorized)	15,016,245	9,776,679	2,803,258	10,130,064

Net Asset Value Per Share	$194.74	$48.95	$30.91	$37.55

Institutional Shares:
Net Assets	$3,769,186,449	$1,632,518,368	$250,742,168	$1,705,725,102
Shares Outstanding ($0.01 par value; indefinite shares authorized)	18,512,612	31,791,617	7,934,533	44,053,678

Net Asset Value Per Share	$203.60	$51.35	$31.60	$38.72

R6 Shares:
Net Assets	$623,187,783	$445,459,363	$14,298,594	$46,491,465
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,061,504	8,667,835	452,754	1,200,833

Net Asset Value Per Share	$203.56	$51.39	$31.58	$38.72

*Total investments, at cost	$1,447,908,012	$1,451,424,700	$214,165,033	$1,711,726,099

†Foreign currency, at cost:	$—	$—	$177,958	$—

See Notes to Financial Statements.	21

Baron Select Funds	June 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2025

	Baron Emerging Markets Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Assets:
Investments in securities, at value*	$4,052,124,909	$626,127,998	$238,663,766	$142,462,070
Foreign currency, at value†	2,402,982	—	—	—
Cash	—	—	31,133	—
Dividends and interest receivable	8,150,628	117,153	1,009,702	60,067
Receivable for securities sold	1,945,415	1,304,400	—	—
Receivable for capital shares sold	3,874,832	526,409	268,283	91,703
Prepaid expenses	23,361	4,244	2,127	1,206

	4,068,522,127	628,080,204	239,975,011	142,615,046

Liabilities:
Payable for borrowings against line of credit	—	—	—	—
Payable for capital shares redeemed	2,712,431	466,317	110,535	754,758
Investment advisory fees payable (Note 4)	653	222	629	237
Distribution fees payable (Note 4)	888	306	328	842
Due to custodian bank	—	131	—	—
Payable for securities purchased	—	—	—	332,074
Accrued capital gains taxes	52,762,988	3,876,446	—	—
Other accrued expenses and other payables	802,679	317,532	77,857	88,609

	56,279,639	4,660,954	189,349	1,176,520

Net Assets	$4,012,242,488	$623,419,250	$239,785,662	$141,438,526

Net Assets consist of:
Paid-in capital	$3,662,630,518	$590,326,762	$229,145,336	$145,290,539
Distributable earnings (losses)	349,611,970	33,092,488	10,640,326	(3,852,013)

Net Assets	$4,012,242,488	$623,419,250	$239,785,662	$141,438,526

Retail Shares:
Net Assets	$200,612,733	$182,595,784	$17,977,244	$27,991,273
Shares Outstanding ($0.01 par value; indefinite shares authorized)	11,332,956	4,248,732	1,108,607	1,595,609

Net Asset Value Per Share	$17.70	$42.98	$16.22	$17.54

Institutional Shares:
Net Assets	$3,805,506,028	$428,920,575	$214,846,139	$101,289,103
Shares Outstanding ($0.01 par value; indefinite shares authorized)	213,342,957	9,692,065	13,083,422	5,684,139

Net Asset Value Per Share	$17.84	$44.25	$16.42	$17.82

R6 Shares:
Net Assets	$6,123,727	$11,902,891	$6,962,279	$12,158,150
Shares Outstanding ($0.01 par value; indefinite shares authorized)	343,171	268,847	424,447	682,623

Net Asset Value Per Share	$17.84	$44.27	$16.40	$17.81

*Total investments, at cost	$2,649,895,054	$342,531,618	$211,800,370	$109,776,946

†Foreign currency, at cost:	$2,402,582	$—	$—	$—

22	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2025

	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Assets:
Investments in securities, at value*	$74,855,150	$18,524,036	$98,295,014
Foreign currency, at value†	—	5,549	54
Cash	—	12,251	—
Dividends and interest receivable	193	24,965	25,494
Receivable for securities sold	—	—	—
Receivable for capital shares sold	13,986	21,100	3,237,374
Prepaid expenses	610	75	598

	74,869,939	18,587,976	101,558,534

Liabilities:
Payable for borrowings against line of credit	—	—	—
Payable for capital shares redeemed	700	49,006	12,840
Investment advisory fees payable (Note 4)	635	—	117
Distribution fees payable (Note 4)	48	29	488
Due to custodian bank	—	—	—
Payable for securities purchased	—	—	860,330
Accrued capital gains taxes	—	292,900	—
Other accrued expenses and other payables	85,759	148,554	73,416

	87,142	490,489	947,191

Net Assets	$74,782,797	$18,097,487	$100,611,343

Net Assets consist of:
Paid-in capital	$58,038,790	$17,409,967	$78,109,436
Distributable earnings (losses)	16,744,007	687,520	22,501,907

Net Assets	$74,782,797	$18,097,487	$100,611,343

Retail Shares:
Net Assets	$9,034,958	$4,569,807	$29,872,969
Shares Outstanding ($0.01 par value; indefinite shares authorized)	485,053	471,195	2,010,325

Net Asset Value Per Share	$18.63	$9.70	$14.86

Institutional Shares:
Net Assets	$51,232,504	$11,027,351	$65,315,912
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,713,978	1,127,856	4,350,137

Net Asset Value Per Share	$18.88	$9.78	$15.01

R6 Shares:
Net Assets	$14,515,335	$2,500,329	$5,422,462
Shares Outstanding ($0.01 par value; indefinite shares authorized)	768,857	255,524	361,892

Net Asset Value Per Share	$18.88	$9.79	$14.98

*Total investments, at cost	$51,588,960	$16,185,902	$75,282,785

†Foreign currency, at cost:	$—	$5,587	$52

See Notes to Financial Statements.	23

Baron Select Funds	June 30, 2025

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income (loss):
Income:
Dividends[1]	$18,244,412	$8,919,534	$3,144,004	$18,549,642
Interest[2]	5,216	1,119,293	181,119	2,474,660
European Union tax reclaims	—	—	1,523,458	—

Total income	18,249,628	10,038,827	4,848,581	21,024,302

Expenses:
Investment advisory fees (Note 4)	35,773,963	11,139,985	1,422,508	10,493,293
Distribution fees — Retail Shares (Note 4)	3,608,319	539,282	98,325	475,793
Shareholder servicing agent fees and expenses — Retail Shares	142,087	34,285	12,344	32,248
Shareholder servicing agent fees and expenses — Institutional Shares	87,366	42,421	11,597	46,021
Shareholder servicing agent fees and expenses — R6 Shares	17,436	11,971	474	1,312
Reports to shareholders	325,252	164,122	32,453	200,104
Line of credit fees	266,490	13,919	1,783	11,485
Professional fees	240,142	57,062	57,492	56,038
Trustee fees and expenses (Note 4)	227,837	72,739	10,113	62,413
Registration and filing fees	139,988	112,313	35,359	136,864
Custodian and fund accounting fees	105,308	39,802	25,397	45,605
Insurance expense	59,267	13,141	3,138	15,735
Administration fees	36,453	29,271	27,203	29,869
Miscellaneous expenses	2,550	2,600	16,897	5,598

Total operating expenses	41,032,458	12,272,913	1,755,083	11,612,378

Interest expense on borrowings	25,460,674	—	—	—

Total gross expenses	66,493,132	12,272,913	1,755,083	11,612,378
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(27,460)	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(58,404)	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(4,041)	—
Expense offset arrangements — Retail Shares (Note 4)	(38,326)	(9,761)	(1,898)	(8,221)
Expense offset arrangements — Institutional Shares (Note 4)	(35,183)	(17,355)	(2,495)	(12,968)

Total net expenses	66,419,623	12,245,797	1,660,785	11,591,189

Net investment income (loss)	(48,169,995)	(2,206,970)	3,187,796	9,433,113

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	192,627,551	(41,184,017)	13,936,329 [3]	26,637,039
Redemption in-kind	356,395,718	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(30,665)	(9,541)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(1,104,897,501)	138,012,420	35,916,973 [4]	(107,948,250)
Foreign currency translations	—	—	26,947	146

Net gain (loss) on investments	(555,874,232)	96,828,403	49,849,584	(81,320,606)

Net increase (decrease) in net assets resulting from operations	$(604,044,227)	$94,621,433	$53,037,380	$(71,887,493)

[1] Net of foreign taxes withheld on dividends of	$—	$—	$349,166	$195,437

[2] Net of foreign taxes withheld on interest of	$—	$—	$8	$—

[3] Net of realized foreign capital gains tax of	$—	$—	$380,475	$—

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$—	$(353,434)	$—

24	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

	Baron Emerging Markets Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Investment income (loss):
Income:
Dividends[1]	$31,644,970	$333,840	$3,511,614	$261,744
Interest[2]	1,202,428	69,097	159,371	255,623
European Union tax reclaims	—	—	—	—

Total income	32,847,398	402,937	3,670,985	517,367

Expenses:
Investment advisory fees (Note 4)	18,173,780	2,412,196	822,835	628,452
Distribution fees — Retail Shares (Note 4)	235,025	212,120	21,633	41,138
Shareholder servicing agent fees and expenses — Retail Shares	18,614	18,543	9,157	12,305
Shareholder servicing agent fees and expenses — Institutional Shares	67,657	16,914	9,776	7,843
Shareholder servicing agent fees and expenses — R6 Shares	179	317	196	374
Reports to shareholders	699,346	119,270	14,271	27,723
Line of credit fees	19,680	3,201	1,331	—
Professional fees	153,526	50,737	27,043	27,535
Trustee fees and expenses (Note 4)	112,207	17,713	7,129	4,507
Registration and filing fees	104,491	57,941	47,618	51,627
Custodian and fund accounting fees	609,385	40,691	15,517	9,597
Insurance expense	30,281	4,795	1,008	1,654
Administration fees	32,404	27,545	26,969	27,045
Miscellaneous expenses	40,584	5,475	2,608	1,925

Total operating expenses	20,297,159	2,987,458	1,007,091	841,725

Interest expense on borrowings	—	4,755	—	—

Total gross expenses	20,297,159	2,992,213	1,007,091	841,725
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	(69,867)	(15,063)	(23,307)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	(138,968)	(86,973)	(55,733)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	(3,936)	(2,879)	(5,957)
Expense offset arrangements — Retail Shares (Note 4)	(3,885)	(4,193)	(1,041)	(2,651)
Expense offset arrangements — Institutional Shares (Note 4)	(12,171)	(4,284)	(1,812)	(694)

Total net expenses	20,281,103	2,770,965	899,323	753,383

Net investment income (loss)	12,566,295	(2,368,028)	2,771,662	(236,016)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	165,769,620 [3]	24,600,081	4,122	3,745,944
Redemption in-kind	—	23,749,202	—	—
Net realized gain (loss) on foreign currency transactions	(734,381)	(698)	(4,999)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	464,151,718 [4]	17,134,836 [4]	(5,691,147)	(16,231,130)
Foreign currency translations	160,894	(185)	45	—

Net gain (loss) on investments	629,347,851	65,483,236	(5,691,979)	(12,485,186)

Net increase (decrease) in net assets resulting from operations	$641,914,146	$63,115,208	$(2,920,317)	$(12,721,202)

[1] Net of foreign taxes withheld on dividends of	$4,020,840	$53,389	$17,726	$—

[2] Net of foreign taxes withheld on interest of	$95	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$3,940,400	$—	$—	$—

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$11,314,400	$3,876,446	$—	$—

See Notes to Financial Statements.	25

Baron Select Funds	June 30, 2025

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Investment income (loss):
Income:
Dividends[1]	$230,316	$46,355	$95,990
Interest[2]	17,140	16,629	20,111
European Union tax reclaims	—	—	—

Total income	247,456	62,984	116,101

Expenses:
Investment advisory fees (Note 4)	276,423	53,739	246,980
Distribution fees — Retail Shares (Note 4)	10,380	3,869	25,700
Shareholder servicing agent fees and expenses — Retail Shares	8,935	7,783	10,716
Shareholder servicing agent fees and expenses — Institutional Shares	6,682	5,767	6,514
Shareholder servicing agent fees and expenses — R6 Shares	368	65	134
Reports to shareholders	9,687	4,570	8,445
Line of credit fees	397	69	430
Professional fees	27,926	43,058	25,985
Trustee fees and expenses (Note 4)	2,141	388	2,451
Registration and filing fees	43,870	10,992	49,681
Custodian and fund accounting fees	6,702	15,757	6,147
Insurance expense	479	55	296
Administration fees	26,807	26,718	26,771
Miscellaneous expenses	2,608	28,561	3,303

Total operating expenses	423,405	201,391	413,553

Interest expense on borrowings	—	—	—

Total gross expenses	423,405	201,391	413,553
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(16,141)	(41,148)	(34,876)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(54,002)	(64,981)	(51,439)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(13,036)	(26,179)	(5,968)
Expense offset arrangements — Retail Shares (Note 4)	(1,099)	(470)	(1,879)
Expense offset arrangements — Institutional Shares (Note 4)	(495)	(257)	(403)

Total net expenses	338,632	68,356	318,988

Net investment income (loss)	(91,176)	(5,372)	(202,887)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	644,883	(247,763)[3]	(373,311)
Redemption in-kind	—	—	—
Net realized gain (loss) on foreign currency transactions	—	(23,175)	(11,775)
Change in net unrealized appreciation (depreciation) of
Investments — Unaffiliated investments	4,676,840	1,236,481 [4]	10,026,696
Foreign currency translations	—	55	8

Net gain (loss) on investments	5,321,723	965,598	9,641,618

Net increase (decrease) in net assets resulting from operations	$5,230,547	$960,226	$9,438,731

[1] Net of foreign taxes withheld on dividends of	$—	$9,167	$8,783

[2] Net of foreign taxes withheld on interest of	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$—	$29,405	$—

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$200,074	$—

26	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(48,169,995)	$(66,633,111)	$(2,206,970)	$(995,126)	$3,187,796	$1,842,166
Net realized gain (loss)	549,023,269	645,464,306	(41,184,017)	(15,250,871)	13,905,664	12,550,370
Change in net unrealized appreciation (depreciation)	(1,104,897,501)	1,374,788,144	138,012,420	453,339,682	35,943,920	(1,551,489)

Increase (decrease) in net assets resulting from operations	(604,044,227)	1,953,619,339	94,621,433	437,093,685	53,037,380	12,841,047

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(25,210,440)	—	—	—	(571,642)
Distributable earnings — Institutional Shares	—	(29,892,457)	—	—	—	(2,083,196)
Distributable earnings — R6 Shares	—	(4,898,096)	—	—	—	(173,697)
Return of capital — Retail Shares	—	—	—	—	—	(56,532)
Return of capital —Institutional Shares	—	—	—	—	—	(212,551)
Return of capital — R6 Shares	—	—	—	—	—	(17,819)

Decrease in net assets from distributions to shareholders	—	(60,000,993)	—	—	—	(3,115,437)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	158,033,091	249,578,896	87,205,175	138,765,093	6,917,512	27,119,693
Proceeds from the sale of shares — Institutional Shares	722,347,659	489,003,536	520,896,238	556,921,650	13,126,817	23,618,084
Proceeds from the sale of shares — R6 Shares	4,881,599	6,630,452	8,292,291	16,400,435	416,290	2,985,516
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	23,906,097	—	—	—	618,240
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	27,257,432	—	—	—	2,287,145
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	4,760,702	—	—	—	191,515
Cost of shares redeemed — Retail Shares	(284,781,073)	(703,991,148)	(52,096,578)	(117,226,400)	(12,639,556)	(26,916,630)
Cost of shares redeemed — Institutional Shares	(760,455,479)	(829,465,036)	(210,535,899)	(237,424,412)	(23,493,537)	(124,782,714)
Cost of shares redeemed — R6 Shares	(4,095,226)	(21,362,124)	(6,566,843)	(15,495,082)	(6,926,818)	(105,564,815)

Increase (decrease) in net assets derived from capital share transactions	(164,069,429)	(753,681,193)	347,194,384	341,941,284	(22,599,292)	(200,443,966)

Net increase (decrease) in net assets	(768,113,656)	1,139,937,153	441,815,817	779,034,969	30,438,088	(190,718,356)

Net Assets:
Beginning of period	8,084,724,215	6,944,787,062	2,114,729,184	1,335,694,215	321,242,037	511,960,393

End of period	$7,316,610,559	$8,084,724,215	$2,556,545,001	$2,114,729,184	$351,680,125	$321,242,037

Capital share transactions — Retail Shares
Shares sold	841,515	1,561,724	1,898,351	3,465,074	247,294	1,045,138
Shares issued in reinvestment of distributions	—	103,687	—	—	—	23,018
Shares redeemed	(1,512,042)	(4,521,244)	(1,149,284)	(3,131,936)	(463,879)	(1,035,389)

Net increase (decrease)	(670,527)	(2,855,833)	749,067	333,138	(216,585)	32,767

Capital share transactions — Institutional Shares
Shares sold	3,608,646	2,967,487	10,756,657	13,370,312	463,645	902,735
Shares issued in reinvestment of distributions	—	113,228	—	—	—	83,463
Shares redeemed	(3,810,181)	(5,210,109)	(4,465,842)	(5,998,307)	(839,337)	(4,783,200)

Net increase (decrease)	(201,535)	(2,129,394)	6,290,815	7,372,005	(375,692)	(3,797,002)

Capital share transactions — R6 Shares
Shares sold	24,726	40,619	170,983	408,781	14,850	117,055
Shares issued in reinvestment of distributions	—	19,780	—	—	—	6,995
Shares redeemed	(21,199)	(134,251)	(133,232)	(391,207)	(262,098)	(4,099,258)

Net increase (decrease)	3,527	(73,852)	37,751	17,574	(247,248)	(3,975,208)

See Notes to Financial Statements.	27

Baron Select Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund		Baron Global Advantage Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,433,113	$4,169,412	$12,566,295	$8,654,761	$(2,368,028)	$(5,633,965)
Net realized gain (loss)	26,627,498	151,887,178	165,035,239	300,635,009	48,348,585	110,179,541
Change in net unrealized appreciation (depreciation)	(107,948,104)	65,130,810	464,312,612	5,973,001	17,134,651	30,881,548

Increase (decrease) in net assets resulting from operations	(71,887,493)	221,187,400	641,914,146	315,262,771	63,115,208	135,427,124

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(648,034)	—	(1,039,238)	—	—
Distributable earnings — Institutional Shares	—	(6,663,886)	—	(28,029,891)	—	—
Distributable earnings — R6 Shares	—	(195,251)	—	(75,530)	—	—
Return of capital — Retail Shares	—	—	—	—	—	—
Return of capital — Institutional Shares	—	—	—	—	—	—
Return of capital — R6 Shares	—	—	—	—	—	—

Decrease in net assets from distributions to shareholders	—	(7,507,171)	—	(29,144,659)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	30,560,437	67,542,065	9,446,777	23,235,907	10,124,388	10,264,796
Proceeds from the sale of shares — Institutional Shares	307,574,241	560,119,698	264,119,354	536,355,079	78,368,307	42,286,730
Proceeds from the sale of shares — R6 Shares	3,805,641	19,771,626	894,906	3,654,235	777,607	790,692
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	619,622	—	1,005,260	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	6,114,287	—	24,944,660	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	195,251	—	75,530	—	—
Cost of shares redeemed — Retail Shares	(37,596,460)	(90,726,310)	(33,961,446)	(101,578,428)	(23,782,531)	(78,821,713)
Cost of shares redeemed — Institutional Shares	(251,400,646)	(345,096,962)	(483,228,197)	(1,693,424,238)	(92,724,554)	(204,660,241)
Cost of shares redeemed — R6 Shares	(4,191,669)	(17,102,107)	(4,863,926)	(3,451,240)	(1,948,173)	(1,592,005)

Increase (decrease) in net assets derived from capital share transactions	48,751,544	201,437,170	(247,592,532)	(1,209,183,235)	(29,184,956)	(231,731,741)

Net increase (decrease) in net assets	(23,135,949)	415,117,399	394,321,614	(923,065,123)	33,930,252	(96,304,617)

Net Assets:
Beginning of period	2,155,716,433	1,740,599,034	3,617,920,874	4,540,985,997	589,488,998	685,793,615

End of period	$2,132,580,484	$2,155,716,433	$4,012,242,488	$3,617,920,874	$623,419,250	$589,488,998

Capital share transactions — Retail Shares
Shares sold	804,301	1,827,523	601,819	1,596,183	261,262	308,947
Shares issued in reinvestment of distributions	—	15,478	—	64,252	—	—
Shares redeemed	(1,008,391)	(2,493,397)	(2,158,650)	(6,952,227)	(612,794)	(2,403,267)

Net increase (decrease)	(204,090)	(650,396)	(1,556,831)	(5,291,792)	(351,532)	(2,094,320)

Capital share transactions — Institutional Shares
Shares sold	8,057,254	14,714,109	16,460,594	36,909,354	1,938,821	1,234,474
Shares issued in reinvestment of distributions	—	148,128	—	1,599,724	—	—
Shares redeemed	(6,586,381)	(9,179,776)	(30,684,010)	(116,191,973)	(2,279,635)	(6,126,592)

Net increase (decrease)	1,470,873	5,682,461	(14,223,416)	(77,682,895)	(340,814)	(4,892,118)

Capital share transactions — R6 Shares
Shares sold	99,956	523,459	55,038	246,493	19,385	22,340
Shares issued in reinvestment of distributions	—	4,730	—	4,839	—	—
Shares redeemed	(108,014)	(440,602)	(316,530)	(231,056)	(51,630)	(47,304)

Net increase (decrease)	(8,058)	87,587	(261,492)	20,276	(32,245)	(24,964)

28	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Income Fund		Baron Health Care Fund		Baron FinTech Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,771,662	$2,482,422	$(236,016)	$(506,370)	$(91,176)	$(101,461)
Net realized gain (loss)	(877)	8,949,613	3,745,944	1,480,035	644,883	(4,469)
Change in net unrealized appreciation (depreciation)	(5,691,102)	13,980,136	(16,231,130)	4,061,415	4,676,840	13,429,658

Increase (decrease) in net assets resulting from operations	(2,920,317)	25,412,171	(12,721,202)	5,035,080	5,230,547	13,323,728

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(164,031)	(184,716)	—	(91,286)	—	—
Distributable earnings — Institutional Shares	(2,150,700)	(2,151,473)	—	(771,074)	—	—
Distributable earnings — R6 Shares	(70,891)	(79,588)	—	(67,275)	—	—
Return of capital — Retail Shares	—	—	—	—	—	—
Return of capital — Institutional Shares	—	—	—	—	—	—
Return of capital — R6 Shares	—	—	—	—	—	—

Decrease in net assets from distributions to shareholders	(2,385,622)	(2,415,777)	—	(929,635)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	4,683,705	4,499,815	1,190,980	8,565,893	723,053	593,328
Proceeds from the sale of shares — Institutional Shares	81,038,887	29,186,280	7,832,717	41,664,823	3,961,440	5,117,116
Proceeds from the sale of shares — R6 Shares	778,036	4,631,366	21,950	8,573,289	1,000,000	20,664
Net asset value of shares issued in reinvestment of distributions — Retail Shares	159,989	181,327	—	90,422	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	1,216,317	1,226,571	—	771,006	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	69,968	78,291	—	67,275	—	—
Cost of shares redeemed — Retail Shares	(2,527,074)	(4,283,307)	(7,136,469)	(23,256,499)	(408,680)	(1,369,992)
Cost of shares redeemed — Institutional Shares	(23,366,205)	(22,578,614)	(40,529,101)	(56,797,413)	(4,808,160)	(8,152,397)
Cost of shares redeemed — R6 Shares	(498,147)	(485,172)	(623,865)	(813,129)	—	(46,735)

Increase (decrease) in net assets derived from capital share transactions	61,555,476	12,456,557	(39,243,788)	(21,134,333)	467,653	(3,838,016)

Net increase (decrease) in net assets	56,249,537	35,452,951	(51,964,990)	(17,028,888)	5,698,200	9,485,712

Net Assets:
Beginning of period	183,536,125	148,083,174	193,403,516	210,432,404	69,084,597	59,598,885

End of period	$239,785,662	$183,536,125	$141,438,526	$193,403,516	$74,782,797	$69,084,597

Capital share transactions — Retail Shares
Shares sold	283,181	286,813	63,543	431,552	40,574	37,676
Shares issued in reinvestment of distributions	9,776	12,050	—	4,316	—	—
Shares redeemed	(156,812)	(290,813)	(391,731)	(1,164,116)	(23,828)	(90,137)

Net increase (decrease)	136,145	8,050	(328,188)	(728,248)	16,746	(52,461)

Capital share transactions — Institutional Shares
Shares sold	4,866,853	1,881,584	415,325	2,074,336	225,524	337,181
Shares issued in reinvestment of distributions	73,383	80,126	—	36,300	—	—
Shares redeemed	(1,422,218)	(1,528,421)	(2,162,629)	(2,798,843)	(279,180)	(528,917)

Net increase (decrease)	3,518,018	433,289	(1,747,304)	(688,207)	(53,656)	(191,736)

Capital share transactions — R6 Shares
Shares sold	46,997	320,007	1,136	440,656	54,318	1,330
Shares issued in reinvestment of distributions	4,228	5,064	—	3,169	—	—
Shares redeemed	(30,273)	(30,929)	(32,536)	(39,939)	—	(3,082)

Net increase (decrease)	20,952	294,142	(31,400)	403,886	54,318	(1,752)

See Notes to Financial Statements.	29

Baron Select Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron India Fund		Baron Technology Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,372)	$(13,660)	$(202,887)	$(206,125)
Net realized gain (loss)	(270,938)	(55,475)	(385,086)	1,213,584
Change in net unrealized appreciation (depreciation)	1,236,536	783,332	10,026,704	11,598,497

Increase (decrease) in net assets resulting from operations	960,226	714,197	9,438,731	12,605,956

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(2,001)	—	—
Distributable earnings — Institutional Shares	—	(9,148)	—	—
Distributable earnings — R6 Shares	—	(6,096)	—	—
Return of capital — Retail Shares	—	—	—	—
Return of capital — Institutional Shares	—	—	—	—
Return of capital — R6 Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	(17,245)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	2,760,744	1,551,718	12,505,338	13,676,445
Proceeds from the sale of shares — Institutional Shares	6,793,807	3,341,902	31,345,916	31,006,115
Proceeds from the sale of shares — R6 Shares	85,838	219,021	271,422	613,285
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	1,938	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	8,712	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	736	—	—
Cost of shares redeemed — Retail Shares	(523,314)	(638,907)	(4,176,143)	(4,416,854)
Cost of shares redeemed — Institutional Shares	(810,169)	(631,004)	(4,758,213)	(6,530,869)
Cost of shares redeemed — R6 Shares	(4,268)	(52,506)	—	—

Increase (decrease) in net assets derived from capital share transactions	8,302,638	3,801,610	35,188,320	34,348,122

Net increase (decrease) in net assets	9,262,864	4,498,562	44,627,051	46,954,078

Net Assets:
Beginning of period	8,834,623	4,336,061	55,984,292	9,030,214

End of period	$18,097,487	$8,834,623	$100,611,343	$55,984,292

Capital share transactions — Retail Shares
Shares sold	304,529	168,540	932,985	1,246,119
Shares issued in reinvestment of distributions	—	196	—	—
Shares redeemed	(57,547)	(70,236)	(325,306)	(392,701)

Net increase (decrease)	246,982	98,500	607,679	853,418

Capital share transactions — Institutional Shares
Shares sold	730,951	358,401	2,290,163	2,857,985
Shares issued in reinvestment of distributions	—	876	—	—
Shares redeemed	(90,545)	(69,744)	(372,253)	(584,646)

Net increase (decrease)	640,406	289,533	1,917,910	2,273,339

Capital share transactions — R6 Shares
Shares sold	9,470	23,820	19,829	53,096
Shares issued in reinvestment of distributions	—	74	—	—
Shares redeemed	(452)	(6,079)	—	—

Net increase (decrease)	9,018	17,815	19,829	53,096

30	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(604,044,227)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(40,159,681)
Proceeds from sales of portfolio securities	245,106,473
Net purchases (sales and maturities) of short-term investments	(323,750)
(Increase) decrease in dividends and interest receivable	(111,035)
(Increase) decrease in prepaid expenses	184,005
Increase (decrease) in accrued expenses	(1,151,272)
Net realized (gain) loss on investments	(549,023,269)
Change in net unrealized (appreciation) depreciation of investments	1,104,897,501

Net cash provided (used) by operating activities	$155,374,745

Cash Provided in Financing Activities
Distributions paid to shareholders (net of dividend reinvestments) (Note 2(n))	—
Proceeds from shares sold	886,374,385
Payment for shares redeemed	(676,929,720)
Increase (decrease) in due to custodian bank	(5,319,291)
Borrowings against line of credit	161,200,000
Repayments against line of credit	(520,700,000)

Net cash provided (used) in financing activities	(155,374,745)

Net increase (decrease) in cash	—
Cash at beginning of year	—

Cash at end of year	—

Supplemental cash flow information:
Reinvestment of dividends	$—

Interest paid on line of credit	$26,509,721

See Notes to Financial Statements.	31

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ leverage by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee)

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Investment Funds Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single Issuer and Common CEO Risk. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 33% of the Fund’s net assets as of June 30, 2025, the NAV of the Fund will be materially impacted by the price of Tesla stock. The Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, Baron Partners Fund has made investments in Space Exploration Technologies Corp., X.AI Holdings Corp., and Tesla, Inc., which total 53% of the Fund’s net assets as of June 30, 2025. The Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

represents about 33% of the Fund’s net assets as of June 30, 2025, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

j) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2025.

k) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at June 30, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

l) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

m) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

n) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually, except that the Baron Real Estate Income Fund’s income dividends (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

o) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p) In-Kind Redemption. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended June 30, 2025, Baron Partners Fund and Baron Global Advantage Fund realized net gains of $356,395,718 and $23,749,202, respectively, on $371,681,680 and $29,405,117 of in-kind redemptions in securities.

q) Segment Reporting. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

r) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$40,159,681	$612,571,600
Baron Focused Growth Fund	443,003,850	104,678,413
Baron International Growth Fund	43,187,040	64,591,777
Baron Real Estate Fund	1,365,331,005	1,202,950,528
Baron Emerging Markets Fund	822,534,087	1,087,965,681
Baron Global Advantage Fund	35,136,749	75,857,683
Baron Real Estate Income Fund	278,399,414	211,474,855
Baron Health Care Fund	58,853,406	89,863,195
Baron FinTech Fund	3,891,967	4,905,152
Baron India Fund	10,010,005	2,266,482
Baron Technology Fund	44,848,376	12,152,098

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron Partners Fund	1.00%
Baron Focused Growth Fund	1.00%
Baron International Growth Fund	0.88%
Baron Real Estate Fund	1.00%
Baron Emerging Markets Fund	1.00%
Baron Global Advantage Fund	0.85%
Baron Real Estate Income Fund	0.75%
Baron Health Care Fund	0.75%
Baron FinTech Fund	0.80%
Baron India Fund	1.00%
Baron Technology Fund	0.80%

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, extraordinary expenses, and expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.20%	0.95%	0.95%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Global Advantage Fund	1.15%	0.90%	0.90%
Baron Real Estate Income Fund	1.05%	0.80%	0.80%
Baron Health Care Fund	1.10%	0.85%	0.85%
Baron FinTech Fund	1.20%	0.95%	0.95%
Baron India Fund	1.45%	1.20%	1.20%
Baron Technology Fund	1.20%	0.95%	0.95%

During the six months ended June 30, 2025, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron International Growth Fund	$27,460	$—	$58,404	$—	$4,041	$—
Baron Global Advantage Fund	69,867	—	138,968	—	3,936	—
Baron Real Estate Income Fund	15,063	—	86,973	—	2,879	—
Baron Health Care Fund	23,307	—	55,733	—	5,957	—
Baron FinTech Fund	16,141	—	54,002	—	13,036	—
Baron India Fund	15,449	25,699	27,158	37,823	11,132	15,047
Baron Technology Fund	34,876	—	51,439	—	5,968	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

b) Expense offset arrangement. The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2025, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses as follows:

Fund	Retail Shares	Institutional Shares
Baron Partners Fund	$38,326	$35,183
Baron Focused Growth Fund	9,761	17,355
Baron International Growth Fund	1,898	2,495
Baron Real Estate Fund	8,221	12,968
Baron Emerging Markets Fund	3,885	12,171
Baron Global Advantage Fund	4,193	4,284
Baron Real Estate Income Fund	1,041	1,812
Baron Health Care Fund	2,651	694
Baron FinTech Fund	1,099	495
Baron India Fund	470	257
Baron Technology Fund	1,879	403

c) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

d) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

e) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

f) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six month ended June 30, 2025, the Funds did not engage in cross-trading.

g) Ownership Concentration. As of June 30, 2025, the officers, Trustees, and portfolio managers owned, directly or indirectly, 26.5% of Baron Focused Growth Fund, 10.5% of Baron Health Care Fund, 23.0% of Baron FinTech Fund, and 30.2% of Baron India Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron Health Care Fund, Baron FinTech Fund, and Baron India Fund shareholders.

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1 billion that is used for investment purposes. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. Baron Partners Fund may borrow up to the lesser of $1 billion or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the One-Month Term Secured Overnight Financing Rate plus 0.10%, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate (OBFR); plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount.

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. LINE OF CREDIT (Continued)

During the six months ended June 30, 2025, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 06/30/2025
Baron Partners Fund	$963.1 million	$1.0 billion	5.33%	181	$636 million
Baron Global Advantage Fund	$1.6 million	$4.8 million	6.08%	18	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At June 30, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$465,926,200
StubHub Holdings, Inc.	12/22/2021	67,166,683
X.AI Holdings Corp.	5/4/2022	60,894,336

Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	—

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	900,790,900

Total Restricted Securities:		$1,494,778,119

(Cost $228,013,119)† (20.43% of Net Assets)

	Baron Focused Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$142,956,900

Private Preferred Stocks
Neuralink Corp.	5/30/2025	5,000,005
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	97,520,900
X.AI Holdings Corp.	6/11/2024	61,086,020

Total Restricted Securities:		$306,563,825

(Cost $74,949,852)† (11.99% of Net Assets)

	Baron International Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$361

Warrants
Constellation Software, Inc., Exp 3/31/2040	8/23/2023	—

Total Restricted Securities:		$361

(Cost $1,650,983)† (0.00%^ of Net Assets)
† See Portfolios of Investments for cost of individual securities. ^ Rounds to less than 0.01%.

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Emerging Markets Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$13,290

Private Common Stocks
Pine Labs Limited	5/17/2021	43,862,747

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	73,410

Total Restricted Securities:		$43,949,447

(Cost $154,206,655)† (1.10% of Net Assets)

	Baron Global Advantage Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	60,565,300

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	44,049

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	461,004

Total Restricted Securities:		$61,627,909

(Cost $69,264,695)† (9.89% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,456,185,109	$—	$—	$6,456,185,109
Private Common Stocks†	—	—	593,987,219	593,987,219
Private Convertible Preferred Stocks	—	—	—	—
Private Preferred Stocks	—	—	900,790,900	900,790,900
Short-Term Investments	—	323,750	—	323,750

Total Investments	$6,456,185,109	$323,750	$1,494,778,119	$7,951,286,978

	Baron Focused Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,194,002,693	$—	$—	$2,194,002,693
Private Common Stocks	—	—	142,956,900	142,956,900
Private Preferred Stocks†	—	—	163,606,925	163,606,925
Short-Term Investments	—	48,268,709	—	48,268,709

Total Investments	$2,194,002,693	$48,268,709	$306,563,825	$2,548,835,227

	Baron International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$106,222,346	$231,869,680	$361	$338,092,387
Warrants	—	—	—	—
Short-Term Investments	—	13,351,146	—	13,351,146

Total Investments	$106,222,346	$245,220,826	$361	$351,443,533

	Baron Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,072,748,271	$8,502,702	$—	$2,081,250,973
Short-Term Investments	—	48,591,447	—	48,591,447

Total Investments	$2,072,748,271	$57,094,149	$—	$2,129,842,420

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Emerging Markets Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$889,678,495	$3,056,839,992	$13,290	$3,946,531,777
Private Common Stocks	—	—	43,862,747	43,862,747
Private Convertible Preferred Stocks	—	—	73,410	73,410
Warrants	13,524	—	—	13,524
Short-Term Investments	—	61,643,451	—	61,643,451

Total Investments	$889,692,019	$3,118,483,443	$43,949,447	$4,052,124,909

	Baron Global Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$464,977,335	$88,227,547	$—	$553,204,882
Private Common Stocks	—	—	61,122,856	61,122,856
Private Convertible Preferred Stocks	—	—	44,049	44,049
Private Preferred Stocks	—	—	461,004	461,004
Warrants†	560,375	—	—	560,375
Short-Term Investments	—	10,734,832	—	10,734,832

Total Investments	$465,537,710	$98,962,379	$61,627,909	$626,127,998

	Baron Real Estate Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$230,774,552	$2,607,849	$—	$233,382,401
Short-Term Investments	—	5,281,365	—	5,281,365

Total Investments	$230,774,552	$7,889,214	$—	$238,663,766

	Baron Health Care Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$132,643,070	$—	$—	$132,643,070
Short-Term Investments	—	9,819,000	—	9,819,000

Total Investments	$132,643,070	$9,819,000	$—	$142,462,070

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron FinTech Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$71,283,160	$1,771,387	$—	$73,054,547
Short-Term Investments	—	1,800,603	—	1,800,603

Total Investments	$71,283,160	$3,571,990	$—	$74,855,150

	Baron India Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,356,891	$16,150,185	$—	$17,507,076
Short-Term Investments	—	1,016,960	—	1,016,960

Total Investments	$1,356,891	$17,167,145	$—	$18,524,036

	Baron Technology Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$91,114,742	$5,817,302	$—	$96,932,044
Short-Term Investments	—	1,362,970	—	1,362,970

Total Investments	$91,114,742	$7,180,272	$—	$98,295,014

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
Communication Services	$66,607,439	$—	$—	$61,453,580	$—	$—	$—	$—	$128,061,019	$61,453,580
Industrials	465,926,200	—	—	—	—	—	—	—	465,926,200	—
Private Convertible Preferred Stocks
Industrials	—	—	—	—	—	—	—	—	—	—
Private Preferred Stocks
Industrials	900,790,900	—	—	—	—	—	—	—	900,790,900	—

Total	$1,433,324,539	$—	$—	$61,453,580	$—	$—	$—	$—	$1,494,778,119	$61,453,580

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
Industrials	$142,956,900	$—	$—	$—	$—	$—	$—	$—	$142,956,900	$—
Private Preferred Stocks
Communication Services*	36,173,751	—	—	24,912,269	—	—	—	—	61,086,020	24,912,269
Health Care	—	—	—	—	5,000,005	—	—	—	5,000,005	—
Industrials	97,520,900	—	—	—	—	—	—	—	97,520,900	—

Total	$276,651,551	$—	$—	$24,912,269	$5,000,005	$—	$—	$—	$306,563,825	$24,912,269

	Baron Emerging Markets Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Common Stocks
Russia	$9,156	$—	$—	$4,134	$—	$—	$—	$—	$13,290	$4,134
Private Common Stocks
India†	41,418,963	—	(3)	2,443,787			—	—	43,862,747	2,443,787
Private Convertible Preferred Stocks
India	73,536	—	—	(126)	—	—	—	—	73,410	(126)

Total	$41,501,655	$—	$(3)	$2,447,795	$—	$—	$—	$—	$43,949,447	$2,447,795

	Baron Global Advantage Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
United States	$61,122,856	$—	$—	$—	$—	$—	$—	$—	$61,122,856	$—
Private Convertible Preferred Stocks
India	44,124	—	—	(75)	—	—	—	—	44,049	(75)
Private Preferred Stocks
United States	461,005	—	—	(1)	—	—	—	—	461,004	(1)

Total	$61,627,985	$—	$—	$(76)	$—	$—	$—	$—	$61,627,909	$(76)

*	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.
†	Conversion of preference shares to private ordinary shares due to Pine Labs Limited merger as of June 6, 2025.

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of June 30, 2025 were as follows:

Baron Partners Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$60,894,336	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Common Stocks: Communication Services	$67,166,683	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
			Change in the composite equity index of comparable companies	1.15%	N/A	Increase
			Discount for lack of marketability	7.64%	N/A	Decrease
			Estimated volatility of the returns of equity[1]	38.36%	N/A	Decrease
Private Common Stocks: Industrials	$465,926,200	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Convertible Preferred Stocks: Industrials	$0	Scenario Analysis	Scenario Probabilities: Scenario A / Scenario B2	100% / 0%	N/A	N/A
Private Preferred Stocks: Industrials	$900,790,900	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase

Baron Focused Growth Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$142,956,900	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$61,086,020	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Health Care	$5,000,005	Observed Transaction	Observed Transaction Price	$50.50	N/A	Increase
Private Preferred Stocks: Industrials	$97,520,900	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase

See Notes on page 45.

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Emerging Markets Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: India	$43,862,747	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option-pricing methods	Projected Company Sales (FY 2026)	$332 million	N/A	Increase
			Price / Sales Multiple	11.06x	N/A	Increase
			Change in the composite equity index of comparable companies	0.68%	N/A	Increase
			Discount for lack of marketability	6.52%	N/A	Decrease
			Estimated volatility of the returns of equity[3]	45.98%	N/A	Decrease
			Scenario Probabilities: Scenario A / Scenario B4	100% / 0%	N/A	N/A
Private Convertible Preferred Stocks: India	$73,410	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

Baron Global Advantage Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: United States	$60,565,300	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Common Stocks: United States	$557,556	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Convertible Preferred Stocks: India	$44,049	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase
Private Preferred Stocks: United States	$461,004	Recent Offer	Bid Price	$1.00	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value.
[3]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.
[4]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.
*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Baron Select Funds	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of June 30, 2025, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,447,908,012	$1,451,424,700	$215,941,269	$1,711,726,099	$2,649,895,054

Gross tax unrealized appreciation	6,511,222,587	1,124,093,895	140,949,553	438,310,265	1,548,200,291
Gross tax unrealized depreciation	(7,843,621)	(26,683,368)	(5,447,289)	(20,193,944)	(145,970,436)

Net tax unrealized appreciation (depreciation)	6,503,378,966	1,097,410,527	135,502,264	418,116,321	1,402,229,855

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Cost of investments	$342,531,618	$211,800,370	$109,776,946	$51,588,960	$16,185,902	$75,282,785

Gross tax unrealized appreciation	359,098,923	28,598,143	35,456,189	25,543,913	2,479,909	23,705,057
Gross tax unrealized depreciation	(75,502,543)	(1,734,747)	(2,771,065)	(2,277,723)	(141,775)	(692,828)

Net tax unrealized appreciation (depreciation)	283,596,380	26,863,396	32,685,124	23,266,190	2,338,134	23,012,229

As of December 31, 2024 the Funds had capital loss carryforwards as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Short-Term	$—	$78,752,300	$47,123,280	$—	$691,734,028

Long-Term	$—	$29,516,124	$10,552,292	$—	$308,318,248

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron India Fund		Baron Technology Fund
Short-Term	$173,955,412	$15,318,561	$38,617,287	$2,767,281	$327,019	[1]	$286,532	[1]

Long-Term	$110,635,578	$—	$—	$4,119,543	$631,896	[1]	$111,031	[1]

[1]	Future utilization of losses may be subject to limitations under current tax laws.

The estimated tax character of distributions paid during the six months ended June 30, 2025 and the year ended December 31, 2024 was as follows:

	Six months Ended June 30, 2025			Year Ended December 31, 2024

Fund	Ordinary[1]	Long-Term Capital Gain	Return of Capital	Ordinary[1]	Long-Term Capital Gain	Return of Capital
Baron Partners Fund	$—	$—	$—	$—	$60,000,993	$—
Baron Focused Growth Fund	—	—	—	—	—	—
Baron International Growth Fund	—	—	—	2,828,535	—	286,902
Baron Real Estate Fund	—	—	—	7,229,017	278,154	—
Baron Emerging Markets Fund	—	—	—	29,144,659	—	—
Baron Global Advantage Fund	—	—	—	—	—	—
Baron Real Estate Income Fund	2,385,622	—	—	2,415,777	—	—
Baron Health Care Fund	—	—	—	929,635	—	—
Baron FinTech Fund	—	—	—	—	—	—
Baron India Fund	—	—	—	17,245	—	—
Baron Technology Fund	—	—	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

June 30, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2025, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements except as noted below.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund and Baron FinTech Fund (each, an “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF and Baron Technology ETF (each, an “Acquiring Fund” and together with the Acquired Funds, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which an Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to its corresponding Acquiring Fund, each a series of Acquiring Fund Trust, in exchange for shares of its corresponding Acquiring Fund in a tax-free reorganization (each, a “Reorganization”). Each Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for each Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Each Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”). For additional information please refer to each Acquired Fund’s current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited)

BARON PARTNERS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Operating expenses (%)		Interest expense (%)		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	210.43	(1.42)	(14.27)	(15.69)	0.00	0.00	0.00	194.74	(7.45)[3]	1.30	[4]	0.71	[4]	2.01	[4]	(1.50)[4]	2,924.2	0	[3,5,6]

Year Ended December 31,

2024	159.63	(1.89)	54.29	52.40	0.00	(1.60)	(1.60)	210.43	32.74	1.30		0.94		2.24		(1.22)	3,300.9	1

2023	111.55	(2.52)	50.60	48.08	0.00	0.00	0.00	159.63	43.10	1.30		0.94		2.24		(1.77)	2,959.9	5

2022	199.00	(1.96)	(81.93)	(83.89)	0.00	(3.56)	(3.56)	111.55	(42.56)	1.30		0.39		1.69		(1.29)	2,136.4	6

2021	164.18	(1.98)	52.16	50.18	0.00	(15.36)	(15.36)	199.00	31.39	1.30		0.06		1.36		(1.11)	3,903.2	9

2020	69.04	(1.12)	102.29	101.17	0.00	(6.03)	(6.03)	164.18	148.56	1.31		0.25		1.56		(1.18)	3,219.4	11

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	219.73	(1.22)	(14.91)	(16.13)	0.00	0.00	0.00	203.60	(7.34)[3]	1.04	[4]	0.71	[4]	1.75	[4]	(1.24)[4]	3,769.2	0	[3,5,6]

Year Ended December 31,

2024	166.21	(1.55)	56.67	55.12	0.00	(1.60)	(1.60)	219.73	33.08	1.05		0.94		1.99		(0.95)	4,112.0	1

2023	115.85	(2.25)	52.61	50.36	0.00	0.00	0.00	166.21	43.47	1.04		0.95		1.99		(1.52)	3,464.4	5

2022	205.95	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.85	(42.41)	1.04		0.40		1.44		(1.04)	2,329.7	6

2021	169.04	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.95	31.73	1.05		0.06		1.11		(0.86)	4,126.7	9

2020	70.82	(0.92)	105.17	104.25	0.00	(6.03)	(6.03)	169.04	149.18	1.05		0.25		1.30		(0.93)	3,191.4	11

R6 SHARES

Six Months Ended June 30,

2025	219.68	(1.23)	(14.89)	(16.12)	0.00	0.00	0.00	203.56	(7.34)[3]	1.05	[4]	0.71	[4]	1.76	[4]	(1.25)[4]	623.2	0	[3,5,6]

Year Ended December 31,

2024	166.18	(1.52)	56.62	55.10	0.00	(1.60)	(1.60)	219.68	33.08	1.05		0.94		1.99		(0.93)	671.8	1

2023	115.84	(2.25)	52.59	50.34	0.00	0.00	0.00	166.18	43.46	1.05		0.94		1.99		(1.52)	520.5	5

2022	205.94	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.84	(42.41)	1.04		0.40		1.44		(1.04)	359.8	6

2021	169.03	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.94	31.73	1.05		0.06		1.11		(0.86)	627.5	9

2020	70.82	(0.91)	105.15	104.24	0.00	(6.03)	(6.03)	169.03	149.16	1.05		0.25		1.30		(0.93)	465.0	11

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Excludes impact of in-kind transactions.
[6]	Less than 0.5%.

48	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	47.21	(0.09)	1.83	1.74	0.00	0.00	0.00	48.95	3.69	[3]	1.31	[4]	(0.41)[4]	478.6	5	[3]

Year Ended December 31,

2024	36.45	(0.11)	10.87	10.76	0.00	0.00	0.00	47.21	29.52		1.31		(0.29)	426.2	6

2023	28.61	(0.19)	8.03	7.84	0.00	0.00	0.00	36.45	27.40		1.32		(0.57)	316.9	6

2022	44.52	(0.26)	(12.14)	(12.40)	0.00	(3.51)	(3.51)	28.61	(28.30)		1.32		(0.74)	174.3	22

2021	43.36	(0.51)	8.59	8.08	0.00	(6.92)	(6.92)	44.52	18.83		1.32	[6]	(1.12)	209.8	45

2020	20.18	(0.32)	24.74	24.42	0.00	(1.24)	(1.24)	43.36	122.21		1.35		(1.15)	157.7	18

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	49.46	(0.03)	1.92	1.89	0.00	0.00	0.00	51.35	3.82	[3]	1.05	[4]	(0.14)[4]	1,632.5	5	[3]

Year Ended December 31,

2024	38.09	0.00 [5]	11.37	11.37	0.00	0.00	0.00	49.46	29.85		1.05		0.00 [7]	1,261.3	6

2023	29.82	(0.11)	8.38	8.27	0.00	0.00	0.00	38.09	27.73		1.06		(0.31)	690.5	6

2022	46.09	(0.16)	(12.60)	(12.76)	0.00	(3.51)	(3.51)	29.82	(28.11)		1.06		(0.45)	300.3	22

2021	44.56	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.09	19.16		1.05	[6]	(0.85)	307.8	45

2020	20.67	(0.24)	25.37	25.13	0.00	(1.24)	(1.24)	44.56	122.75		1.07		(0.88)	233.7	18

R6 SHARES

Six Months Ended June 30,

2025	49.50	(0.04)	1.93	1.89	0.00	0.00	0.00	51.39	3.82	[3]	1.05	[4]	(0.17)[4]	445.4	5	[3]

Year Ended December 31,

2024	38.12	(0.01)	11.39	11.38	0.00	0.00	0.00	49.50	29.85		1.05		(0.03)	427.2	6

2023	29.84	(0.11)	8.39	8.28	0.00	0.00	0.00	38.12	27.75		1.06		(0.32)	328.3	6

2022	46.12	(0.17)	(12.60)	(12.77)	0.00	(3.51)	(3.51)	29.84	(28.11)		1.05		(0.48)	252.9	22

2021	44.59	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.12	19.15		1.05	[6]	(0.86)	320.6	45

2020	20.68	(0.24)	25.39	25.15	0.00	(1.24)	(1.24)	44.59	122.78		1.07		(0.87)	271.3	18

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Includes interest expense of less than 0.01%.
[7]	Less than 0.01%.

See Notes to Financial Statements.	49

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:							Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	26.29	0.24 [3]	4.38	4.62	0.00	0.00	0.00	0.00	30.91	17.57	[4,5]	1.29	[3,6]	1.22	[3,6]	1.77 [3,6]	86.6	14	[4]

Year Ended December 31,

2024	25.45	0.09	0.96	1.05	(0.19)	0.00	(0.02)	(0.21)	26.29	4.11	[3]	1.31		1.21		0.34	79.4	24

2023	23.80	0.10	1.64	1.74	(0.09)	0.00	0.00	(0.09)	25.45	7.33	[3]	1.26		1.20		0.40	76.0	33

2022	33.29	0.02	(9.21)	(9.19)	0.00	(0.30)	0.00	(0.30)	23.80	(27.47)[3]		1.26		1.20		0.06	66.8	47

2021	31.97	(0.11)	3.18	3.07	(0.63)	(1.12)	0.00	(1.75)	33.29	9.64	[3]	1.23		1.20		(0.33)	100.2	36

2020	24.50	(0.01)	7.49	7.48	(0.01)	0.00	0.00	(0.01)	31.97	30.52	[3]	1.28		1.20		(0.05)	85.5	41

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	26.84	0.29 [3]	4.47	4.76	0.00	0.00	0.00	0.00	31.60	17.73	[4,5]	1.02	[3,6]	0.97	[3,6]	2.06 [3,6]	250.8	14	[4]

Year Ended December 31,

2024	25.98	0.16	0.98	1.14	(0.25)	0.00	(0.03)	(0.28)	26.84	4.35	[3]	1.04		0.96		0.58	223.1	24

2023	24.29	0.16	1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.98	7.60	[3]	0.98		0.95		0.64	314.6	33

2022	33.88	0.08	(9.37)	(9.29)	0.00	(0.30)	0.00	(0.30)	24.29	(27.29)[3]		0.99		0.95		0.30	303.7	47

2021	32.51	(0.02)	3.22	3.20	(0.71)	(1.12)	0.00	(1.83)	33.88	9.88	[3]	0.96		0.95		(0.05)	497.2	36

2020	24.88	0.06	7.61	7.67	(0.04)	0.00	0.00	(0.04)	32.51	30.83	[3]	1.01		0.95		0.25	362.9	41

R6 SHARES

Six Months Ended June 30,

2025	26.83	0.24 [3]	4.51	4.75	0.00	0.00	0.00	0.00	31.58	17.70	[4,5]	1.02	[3,6]	0.97	[3,6]	1.71 [3,6]	14.3	14	[4]

Year Ended December 31,

2024	25.97	0.08	1.06	1.14	(0.25)	0.00	(0.03)	(0.28)	26.83	4.35	[3]	1.01		0.95		0.31	18.7	24

2023	24.28	0.16	1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.97	7.61	[3]	0.98		0.95		0.64	121.4	33

2022	33.86	0.08	(9.36)	(9.28)	0.00	(0.30)	0.00	(0.30)	24.28	(27.28)[3]		0.99		0.95		0.31	112.2	47

2021	32.49	(0.03)	3.23	3.20	(0.71)	(1.12)	0.00	(1.83)	33.86	9.89	[3]	0.96		0.95		(0.10)	160.3	36

2020	24.88	0.04	7.61	7.65	(0.04)	0.00	0.00	(0.04)	32.49	30.75	[3]	0.98		0.95		0.15	163.5	41

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

For the six months ended June 30, 2025, the Fund received European Union (EU) tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income (Loss) Per Share, Net Investment Income (Loss) Ratio, Gross Expense Ratio, and Net Expense Ratio of each class would have been reduced by $0.13, 0.94%, 0.02%, and 0.02%, respectively.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.

50	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	38.89	0.13	(1.47)	(1.34)	0.00	0.00	0.00	37.55	(3.45)[3]	1.32	[4]	0.69	[4]	380.4	60	[3]

Year Ended December 31,

2024	34.72	0.00 [5]	4.23	4.23	(0.06)	0.00	(0.06)	38.89	12.19	1.31		0.01		401.9	77

2023	27.86	0.08	6.80	6.88	(0.02)	0.00	(0.02)	34.72	24.70	1.31		0.25		381.4	58

2022	40.24	0.00 [5]	(11.56)	(11.56)	(0.02)	(0.80)	(0.82)	27.86	(28.61)	1.33		0.00	[6]	322.0	113

2021	35.21	(0.10)	8.42	8.32	0.00	(3.29)	(3.29)	40.24	24.03	1.31		(0.26)		514.8	64

2020	26.18	(0.10)	11.34	11.24	(0.00)[5]	(2.21)	(2.21)	35.21	43.85	1.34		(0.36)		321.8	71

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	40.05	0.18	(1.51)	(1.33)	0.00	0.00	0.00	38.72	(3.32)[3]	1.06	[4]	0.95	[4]	1,705.7	60	[3]

Year Ended December 31,

2024	35.75	0.10	4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05		0.27		1,705.4	77

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.51		1,319.1	58

2022	41.36	0.08	(11.89)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.25		928.7	113

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.04		1,490.8	64

2020	26.68	(0.03)	11.60	11.57	(0.02)	(2.21)	(2.23)	36.02	44.28	1.08		(0.10)		705.4	71

R6 SHARES

Six Months Ended June 30,

2025	40.05	0.18	(1.51)	(1.33)	0.00	0.00	0.00	38.72	(3.32)[3]	1.06	[4]	0.94	[4]	46.5	60	[3]

Year Ended December 31,

2024	35.75	0.10	4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05		0.27		48.4	77

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.52		40.1	58

2022	41.36	0.09	(11.90)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.29		25.7	113

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.02		33.3	64

2020	26.69	(0.03)	11.59	11.56	(0.02)	(2.21)	(2.23)	36.02	44.23	1.07		(0.10)		20.0	71

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.

See Notes to Financial Statements.	51

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	14.92	0.03	2.75	2.78	0.00	0.00	0.00	0.00	17.70	18.63 [3]	1.36	[4]	0.43 [4]	200.6	23	[3]

Year Ended December 31,

2024	13.93	(0.00)[5]	1.07	1.07	(0.08)	0.00	0.00	(0.08)	14.92	7.63	1.37		(0.03)	192.3	37

2023	12.96	0.04	0.99	1.03	(0.06)	0.00	0.00	(0.06)	13.93	7.95	1.37		0.26	253.2	33

2022	17.51	(0.01)	(4.54)	(4.55)	0.00	0.00	0.00	0.00	12.96	(25.99)	1.38		(0.07)	283.7	44

2021	18.97	(0.09)	(1.09)	(1.18)	(0.28)	0.00	(0.00)[5]	(0.28)	17.51	(6.26)	1.33		(0.46)	462.6	33

2020	14.72	(0.06)	4.31	4.25	0.00	0.00	0.00	0.00	18.97	28.87	1.35		(0.44)	507.7	56

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	15.01	0.06	2.77	2.83	0.00	0.00	0.00	0.00	17.84	18.85 [3]	1.10	[4]	0.71 [4]	3,805.5	23	[3]

Year Ended December 31,

2024	14.02	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.01	7.90	1.11		0.23	3,416.5	37

2023	13.04	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.02	8.29	1.11		0.52	4,279.6	33

2022	17.58	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.04	(25.82)	1.12		0.20	4,473.6	44

2021	19.06	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[5]	(0.33)	17.58	(6.07)	1.08		(0.22)	8,408.8	33

2020	14.75	(0.03)	4.34	4.31	0.00	0.00	0.00	0.00	19.06	29.22	1.09		(0.20)	6,228.8	56

R6 SHARES

Six Months Ended June 30,

2025	15.02	0.05	2.77	2.82	0.00	0.00	0.00	0.00	17.84	18.78 [3]	1.10	[4]	0.58 [4]	6.1	23	[3]

Year Ended December 31,

2024	14.03	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.02	7.89	1.11		0.22	9.1	37

2023	13.05	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.03	8.27	1.11		0.50	8.2	33

2022	17.59	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.05	(25.81)	1.13		0.20	10.4	44

2021	19.07	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[5]	(0.33)	17.59	(6.07)	1.08		(0.21)	17.4	33

2020	14.75	(0.03)	4.35	4.32	0.00	0.00	0.00	0.00	19.07	29.29	1.09		(0.18)	13.9	56

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.

52	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GLOBAL ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	38.71	(0.19)	4.46	4.27	0.00	0.00	0.00	42.98	11.03	[3,4]	1.23	[5,6]	1.15	[5,6]	(1.01)[5]	182.6	6	[3,7]

Year Ended December 31,

2024	30.70	(0.37)	8.38	8.01	0.00	0.00	0.00	38.71	26.09	[4]	1.22	[8]	1.16	[8]	(1.11)	178.1	8

2023	24.51	(0.30)	6.49	6.19	0.00	0.00	0.00	30.70	25.26	[4]	1.21	[8]	1.16	[8]	(1.11)	205.5	2

2022	51.65	(0.37)	(26.27)	(26.64)	0.00	(0.50)	(0.50)	24.51	(51.69)[4,9]		1.20	[8]	1.15	[8]	(1.14)	223.3	12

2021	51.34	(0.62)	0.93	0.31	0.00	0.00	0.00	51.65	0.60	[4,10]	1.15	[6]	1.15	[6]	(1.14)	786.3	24

2020	28.68	(0.44)	23.10	22.66	0.00	0.00	0.00	51.34	79.01	[4]	1.17		1.15		(1.10)	921.7	9

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	39.81	(0.15)	4.59	4.44	0.00	0.00	0.00	44.25	11.15	[3,4]	0.97	[5,6]	0.90	[5,6]	(0.76)[5]	428.9	6	[3,7]

Year Ended December 31,

2024	31.49	(0.29)	8.61	8.32	0.00	0.00	0.00	39.81	26.42	[4]	0.96	[8]	0.91	[8]	(0.86)	399.4	8

2023	25.08	(0.24)	6.65	6.41	0.00	0.00	0.00	31.49	25.56	[4]	0.95	[8]	0.91	[8]	(0.86)	470.0	2

2022	52.70	(0.30)	(26.82)	(27.12)	0.00	(0.50)	(0.50)	25.08	(51.57)[4,9]		0.94	[6]	0.90	[6]	(0.89)	538.1	12

2021	52.25	(0.49)	0.94	0.45	0.00	0.00	0.00	52.70	0.86	[4,10]	0.90	[6]	0.90	[6]	(0.89)	1,803.3	24

2020	29.12	(0.35)	23.48	23.13	0.00	0.00	0.00	52.25	79.43	[4]	0.92		0.90		(0.85)	1,470.9	9

R6 SHARES

Six Months Ended June 30,

2025	39.83	(0.15)	4.59	4.44	0.00	0.00	0.00	44.27	11.15	[3,4]	0.97	[5,6]	0.90	[5,6]	(0.76)[5]	11.9	6	3.7

Year Ended December 31,

2024	31.51	(0.29)	8.61	8.32	0.00	0.00	0.00	39.83	26.40	[4]	0.96	[8]	0.91	[8]	(0.86)	12.0	8

2023	25.09	(0.24)	6.66	6.42	0.00	0.00	0.00	31.51	25.59	[4]	0.95	[8]	0.91	[8]	(0.86)	10.3	2

2022	52.73	(0.29)	(26.85)	(27.14)	0.00	(0.50)	(0.50)	25.09	(51.58)[4,9]		0.95	[11]	0.90	[11]	(0.89)	9.3	12

2021	52.28	(0.50)	0.95	0.45	0.00	0.00	0.00	52.73	0.86	[4,10]	0.90	[6]	0.90	[6]	(0.89)	18.4	24

2020	29.14	(0.32)	23.46	23.14	0.00	0.00	0.00	52.28	79.41	[4]	0.92		0.90		(0.83)	15.0	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Excludes impact of in-kind transactions.
[8]	Includes interest expense of 0.01%.
[9]

The Adviser made a voluntary payment to the Fund in the amount of $82,890 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[10]

The Adviser made voluntary payments to the Fund in the amount of $162,538 to compensate the Fund for losses incurred due to valuation errors. The impact of these payments increased the Fund’s total return by less than 0.01%.

[11]	Includes interest expense of 0.02%.

See Notes to Financial Statements.	53

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE INCOME FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	16.59	0.18	(0.40)	(0.22)	(0.15)	0.00	(0.15)	16.22	(1.34)[3,4]		1.23	[5]	1.05	[5]	2.24	[5]	18.0	99	[4]

Year Ended December 31,

2024	14.35	0.20	2.24	2.44	(0.20)	0.00	(0.20)	16.59	17.16	[3]	1.27		1.05		1.34		16.1	131

2023	12.71	0.21	1.69	1.90	(0.26)	0.00	(0.26)	14.35	15.19	[3]	1.32		1.05		1.62		13.8	110

2022	17.90	0.17	(5.10)	(4.93)	(0.17)	(0.09)	(0.26)	12.71	(27.61)[3]		1.32	[6]	1.05	[6]	1.13		13.3	185	[7]

2021	14.08	0.15	3.93	4.08	(0.19)	(0.07)	(0.26)	17.90	29.08	[3]	1.42	[6]	1.05	[6]	0.94		17.9	97

2020	11.65	0.11	2.43	2.54	(0.11)	0.00	(0.11)	14.08	22.02	[3]	4.40		1.05		0.91		2.9	42

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	16.79	0.21	(0.41)	(0.20)	(0.17)	0.00	(0.17)	16.42	(1.20)[3,4]		0.89	[5]	0.80	[5]	2.55	[5]	214.8	99	[4]

Year Ended December 31,

2024	14.53	0.24	2.26	2.50	(0.24)	0.00	(0.24)	16.79	17.36	[3]	0.90		0.80		1.60		160.6	131

2023	12.85	0.27	1.69	1.96	(0.28)	0.00	(0.28)	14.53	15.51	[3]	0.96		0.80		2.00		132.7	110

2022	18.05	0.20	(5.14)	(4.94)	(0.17)	(0.09)	(0.26)	12.85	(27.43)[3]		0.96	[6]	0.80	[6]	1.31		63.4	185	[7]

2021	14.15	0.18	3.98	4.16	(0.19)	(0.07)	(0.26)	18.05	29.51	[3]	1.08	[6]	0.80	[6]	1.11		113.7	97

2020	11.68	0.37	2.21	2.58	(0.11)	0.00	(0.11)	14.15	22.30	[3]	3.45		0.80		3.00		43.6	42

R6 SHARES

Six Months Ended June 30,

2025	16.77	0.20	(0.40)	(0.20)	(0.17)	0.00	(0.17)	16.40	(1.26)[3,4]		0.88	[5]	0.80	[5]	2.47	[5]	7.0	99	[4]

Year Ended December 31,

2024	14.51	0.26	2.24	2.50	(0.24)	0.00	(0.24)	16.77	17.39	[3]	0.90		0.80		1.70		6.8	131

2023	12.84	0.28	1.67	1.95	(0.28)	0.00	(0.28)	14.51	15.44	[3]	0.97		0.80		2.12		1.6	110

2022	18.03	0.21	(5.14)	(4.93)	(0.17)	(0.09)	(0.26)	12.84	(27.41)[3]		0.97	[6]	0.80	[6]	1.38		0.6	185	[7]

2021	14.14	0.16	3.99	4.15	(0.19)	(0.07)	(0.26)	18.03	29.46	[3]	1.08	[6]	0.80	[6]	1.01		0.9	97

2020	11.67	0.11	2.47	2.58	(0.11)	0.00	(0.11)	14.14	22.32	[3]	3.47		0.80		1.06		0.6	42

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Increased market volatility and large net capital stock outflows caused an increase in the Fund’s portfolio turnover rate in 2022 beyond historical levels.

54	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON HEALTH CARE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	18.98	(0.04)	(1.40)	(1.44)	0.00	0.00	0.00	17.54	(7.64)[3,4]		1.26	[5]	1.10	[5]	(0.48)[5]	28.0	37	[4]

Year Ended December 31,

2024	18.78	(0.08)	0.32	0.24	(0.04)	0.00	(0.04)	18.98	1.25	[3]	1.18		1.10		(0.42)	36.5	49

2023	17.69	(0.04)	1.13	1.09	0.00	0.00	0.00	18.78	6.16	[3]	1.20		1.10		(0.22)	49.8	52

2022	21.34	(0.06)	(3.59)	(3.65)	0.00	0.00	0.00	17.69	(17.10)[3]		1.21		1.10		(0.31)	55.0	72

2021	18.75	(0.17)	3.06	2.89	0.00	(0.30)	(0.30)	21.34	15.46	[3]	1.17		1.10		(0.82)	76.3	55

2020	12.86	(0.09)	6.17	6.08	0.00	(0.19)	(0.19)	18.75	47.40	[3]	1.73		1.10		(0.60)	26.8	36

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	19.26	(0.02)	(1.42)	(1.44)	0.00	0.00	0.00	17.82	(7.48)[3,4]		0.94	[5]	0.85	[5]	(0.23)[5]	101.3	37	[4]

Year Ended December 31,

2024	19.05	(0.03)	0.33	0.30	(0.09)	0.00	(0.09)	19.26	1.55	[3]	0.87		0.85		(0.17)	143.1	49

2023	17.91	0.01	1.13	1.14	0.00	0.00	0.00	19.05	6.37	[3]	0.88		0.85		0.03	154.7	52

2022	21.54	(0.01)	(3.62)	(3.63)	0.00	0.00	0.00	17.91	(16.85)[3]		0.90		0.85		(0.05)	149.3	72

2021	18.88	(0.12)	3.08	2.96	0.00	(0.30)	(0.30)	21.54	15.72	[3]	0.89		0.85		(0.57)	172.4	55

2020	12.92	(0.05)	6.20	6.15	0.00	(0.19)	(0.19)	18.88	47.72	[3]	1.45		0.85		(0.31)	38.6	36

R6 SHARES

Six Months Ended June 30,

2025	19.25	(0.02)	(1.42)	(1.44)	0.00	0.00	0.00	17.81	(7.48)[3,4]		0.94	[5]	0.85	[5]	(0.23)[5]	12.1	37	[4]

Year Ended December 31,

2024	19.05	(0.03)	0.32	0.29	(0.09)	0.00	(0.09)	19.25	1.50	[3]	0.87		0.85		(0.14)	13.8	49

2023	17.90	0.01	1.14	1.15	0.00	0.00	0.00	19.05	6.42	[3]	0.88		0.85		0.03	5.9	52

2022	21.54	(0.01)	(3.63)	(3.64)	0.00	0.00	0.00	17.90	(16.90)[3]		0.89		0.85		(0.05)	5.7	72

2021	18.87	(0.12)	3.09	2.97	0.00	(0.30)	(0.30)	21.54	15.79	[3]	0.89		0.85		(0.57)	6.5	55

2020	12.91	(0.04)	6.19	6.15	0.00	(0.19)	(0.19)	18.87	47.76	[3]	1.44		0.85		(0.25)	4.9	36

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	55

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FINTECH FUND

Selected data for a share outstanding throughout each of the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	17.30	(0.04)	1.37	1.33	0.00	0.00	0.00	18.63	7.69	[3,4]	1.62	[5]	1.20	[5]	(0.49)[5]	9.1	6	[4]

Year Ended December 31,

2024	14.08	(0.06)	3.28	3.22	0.00	0.00	0.00	17.30	22.87	[3]	1.56		1.20		(0.38)	8.1	11

2023	11.09	(0.04)	3.03	2.99	0.00	0.00	0.00	14.08	26.96	[3]	1.66		1.20		(0.36)	7.3	16

2022	16.90	(0.07)	(5.59)	(5.66)	0.00	(0.15)	(0.15)	11.09	(33.46)[3]		1.63	[6]	1.20	[6]	(0.56)	7.0	27

2021	14.69	(0.14)	2.35	2.21	0.00	0.00	0.00	16.90	15.04	[3]	1.57		1.20		(0.85)	13.2	12

2020[7]	10.00	(0.09)	4.78	4.69	0.00	0.00	0.00	14.69	46.90	[3]	3.09		1.20		(0.77)	6.4	8

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	17.51	(0.02)	1.39	1.37	0.00	0.00	0.00	18.88	7.82	[3,4]	1.17	[5]	0.95	[5]	(0.23)[5]	51.2	6	[4]

Year Ended December 31,

2024	14.22	(0.02)	3.31	3.29	0.00	0.00	0.00	17.51	23.14	[3]	1.13		0.95		(0.13)	48.5	11

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.21		0.95		(0.11)	42.1	16

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.20	[6]	0.95	[6]	(0.30)	31.1	27

2021	14.72	(0.10)	2.36	2.26	0.00	0.00	0.00	16.98	15.35	[3]	1.18		0.95		(0.60)	58.5	12

2020[7]	10.00	(0.07)	4.79	4.72	0.00	0.00	0.00	14.72	47.20	[3]	2.43		0.95		(0.54)	24.0	8

R6 SHARES

Six Months Ended June 30,

2025	17.51	(0.02)	1.39	1.37	0.00	0.00	0.00	18.88	7.82	[3,4]	1.15	[5]	0.95	[5]	(0.24)[5]	14.5	6	[4]

Year Ended December 31,

2024	14.22	(0.02)	3.31	3.29	0.00	0.00	0.00	17.51	23.14	[3]	1.10		0.95		(0.13)	12.5	11

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.18		0.95		(0.12)	10.2	16

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.18	[6]	0.95	[6]	(0.30)	4.5	27

2021	14.73	(0.10)	2.35	2.25	0.00	0.00	0.00	16.98	15.28	[3]	1.18		0.95		(0.60)	6.6	12

2020[7]	10.00	(0.06)	4.79	4.73	0.00	0.00	0.00	14.73	47.30	[3]	2.33		0.95		(0.53)	3.7	8

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	For the period January 2, 2020 (commencement of operations) to December 31, 2020.

56	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INDIA FUND

Selected data for a share outstanding throughout each of the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)		Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	9.17	(0.01)	0.54	0.53	0.00	0.00	0.00	9.70	5.78	[3,5]	4.14	[6]	1.45	[6]	(0.28)[6]	4.6		22	[5]

Year Ended December 31,

2024	7.81	(0.04)	1.41	1.37	(0.01)	0.00	(0.01)	9.17	17.55	[3]	7.96		1.45		(0.43)	2.0		94

2023	7.40	0.00	0.41	0.41	0.00	0.00	0.00	7.81	5.54	[3]	7.37		1.45		(0.05)	1.0		48

2022	10.17	(0.05)	(2.72)	(2.77)	0.00	0.00	0.00	7.40	(27.24)[3]		8.96		1.45		(0.58)	0.9		56

2021[4]	10.00	(0.05)	0.22	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	10.06	[6,7]	1.45	[6,7]	(1.25)[6]	1.3		14	[5]

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	9.23	0.00 [8]	0.55	0.55	0.00	0.00	0.00	9.78	5.96	[3,5]	3.61	[6]	1.20	[6]	0.02 [6]	11.0		22	[5]

Year Ended December 31,

2024	7.86	(0.02)	1.42	1.40	(0.03)	0.00	(0.03)	9.23	17.75	[3]	6.86		1.20		(0.20)	4.5		94

2023	7.43	0.03	0.40	0.43	0.00	0.00	0.00	7.86	5.79	[3]	6.93		1.20		0.35	1.5		48

2022	10.17	(0.03)	(2.71)	(2.74)	0.00	0.00	0.00	7.43	(26.94)[3]		7.22		1.20		(0.33)	2.7		56

2021[4]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	8.59	[6,7]	1.20	[6,7]	(1.00)[6]	3.2		14	[5]

R6 SHARES

Six Months Ended June 30,

2025	9.24	(0.01)	0.56	0.55	0.00	0.00	0.00	9.79	5.95	[3,5]	3.54	[6]	1.20	[6]	(0.13)[6]	2.5		22	[5]

Year Ended December 31,

2024	7.86	(0.01)	1.42	1.41	(0.03)	0.00	(0.03)	9.24	17.87	[3]	6.58		1.20		(0.12)	2.3		94

2023	7.44	0.01	0.41	0.42	0.00	0.00	0.00	7.86	5.65	[3]	6.21		1.20		0.07	1.8		48

2022	10.17	(0.03)	(2.70)	(2.73)	0.00	0.00	0.00	7.44	(26.84)[3]		7.95		1.20		(0.42)	0.1		56

2021[4]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	8.10	[6,7]	1.20	[6,7]	(0.99)[6]	0.0	[9]	14	[5]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	For the period July 30, 2021 (commencement of operations) to December 31, 2021.
[5]	Not Annualized.
[6]	Annualized.
[7]	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2021.
[8]	Less than $0.01 per share.
[9]	Amount represents less than $50,000.

See Notes to Financial Statements.	57

Baron Select Funds	June 30, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON TECHNOLOGY FUND

Selected data for a share outstanding throughout each of the periods presented:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	13.32	(0.05)	1.59	1.54	0.00	0.00	0.00	14.86	11.56	[3,4]	1.56	[5]	1.20	[5]	(0.84)[5]	29.9	19	[4]

Year Ended December 31,

2024	9.03	(0.09)	4.38	4.29	0.00	0.00	0.00	13.32	47.51	[3]	1.75		1.20		(0.79)	18.7	36

2023	5.56	(0.05)	3.52	3.47	0.00	0.00	0.00	9.03	62.41	[3]	4.58		1.20		(0.72)	5.0	27

2022[6]	10.00	(0.06)	(4.38)	(4.44)	0.00	0.00	0.00	5.56	(44.40)[3]		6.86		1.20		(0.81)	1.3	19

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	13.45	(0.04)	1.60	1.56	0.00	0.00	0.00	15.01	11.67	[3,4]	1.23	[5]	0.95	[5]	(0.56)[5]	65.3	19	[4]

Year Ended December 31,

2024	9.10	(0.06)	4.41	4.35	0.00	0.00	0.00	13.45	47.80	[3]	1.35		0.95		(0.54)	32.7	36

2023	5.57	(0.04)	3.57	3.53	0.00	0.00	0.00	9.10	63.38	[3]	5.04		0.95		(0.48)	1.4	27

2022[6]	10.00	(0.04)	(4.39)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		6.42		0.95		(0.55)	1.6	19

R6 SHARES

Six Months Ended June 30,

2025	13.42	(0.04)	1.60	1.56	0.00	0.00	0.00	14.98	11.62	[3,4]	1.21	[5]	0.95	[5]	(0.60)[5]	5.4	19	[4]

Year Ended December 31,

2024	9.08	(0.06)	4.40	4.34	0.00	0.00	0.00	13.42	47.80	[3]	1.39		0.95		(0.53)	4.6	36

2023	5.57	(0.04)	3.55	3.51	0.00	0.00	0.00	9.08	63.02	[3]	3.80		0.95		(0.48)	2.6	27

2022[6]	10.00	(0.03)	(4.40)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		3.75		0.95		(0.46)	0.4	19

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

58	See Notes to Financial Statements.

June 30, 2025	Baron Select Funds

Changes In and Disagreements with Accountants (Unaudited)	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders (Unaudited)	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others (Unaudited)	For the period covered by this report

Refer to the financial statements included herein.

Baron Select Funds	June 30, 2025

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Baron Select Funds (the “Trust”) met on May 6, 2025 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund and Baron Technology Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting, and throughout the year.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

SEMI SELECT 6/30/2025

June 30, 2025

Baron Funds

Baron WealthBuilder Fund

Semi-Annual Financial Statements and Other Important Information

DEAR BARON WEALTHBUILDER FUND SHAREHOLDER:

In this report, you will find unaudited semi–annual financial statements and other important information for Baron WealthBuilder Fund (the Fund) for the six months ended June 30, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 21, 2025	Patrick M. Patalino Chief Operating Officer August 21, 2025	Christopher Snively Chief Financial Officer and Treasurer August 21, 2025

These Semi-Annual Financial Statements are for the Baron WealthBuilder Fund. If you are interested in the other series of Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolio of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund, unless accompanied or preceded by the Fund’s current prospectus or summary prospectus.

Baron WealthBuilder Fund	June 30, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2025

Shares		Cost	Value
Affiliated Mutual Funds (100.03%)

Small Cap Funds (31.28%)
769,228	Baron Discovery Fund — Institutional Shares	$18,650,783	$26,976,832
790,989	Baron Growth Fund — Institutional Shares	72,933,709	73,008,304
2,139,037	Baron Small Cap Fund — Institutional Shares	68,756,839	70,994,650

Total Small Cap Funds		160,341,331	170,979,786

Small/Mid Cap Funds (7.13%)
758,881	Baron Focused Growth Fund — Institutional Shares	22,973,577	38,968,516

Mid Cap Funds (9.95%)
528,747	Baron Asset Fund — Institutional Shares	46,802,863	54,355,222

Large Cap Funds (8.70%)
734,896	Baron Durable Advantage Fund — Institutional Shares	12,408,859	22,612,757
389,229	Baron Fifth Avenue Growth Fund — Institutional Shares	12,311,271	24,961,246

Total Large Cap Funds		24,720,130	47,574,003

All Cap Funds (19.40%)
457,655	Baron Opportunity Fund — Institutional Shares	10,411,173	25,065,744
397,791	Baron Partners Fund — Institutional Shares	31,143,223	80,990,319

Total All Cap Funds		41,554,396	106,056,063

Non-U.S./Global Funds (10.36%)
890,441	Baron Emerging Markets Fund — Institutional Shares	12,193,793	15,885,463
536,615	Baron Global Advantage Fund — Institutional Shares	14,176,242	23,745,194
537,617	Baron International Growth Fund — Institutional Shares	13,811,934	16,988,691

Total Non-U.S./Global Funds		40,181,969	56,619,348

Sector Funds (13.21%)
731,647	Baron FinTech Fund — Institutional Shares	9,525,078	13,813,502
775,854	Baron Health Care Fund — Institutional Shares	13,595,125	13,825,723
821,290	Baron Real Estate Fund — Institutional Shares	26,665,468	31,800,351
777,142	Baron Real Estate Income Fund — Institutional Shares	12,131,489	12,760,678

Total Sector Funds		61,917,160	72,200,254

Total Affiliated Mutual Funds (100.03%)		$398,491,426	546,753,192

Liabilities Less Cash and Other Assets (-0.03%)			(150,383)

Net Assets			$546,602,809

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1, see footnote 5f for dividend income and other distributions.

2	See Notes to Financial Statements.

June 30, 2025	Baron WealthBuilder Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2025

Baron WealthBuilder Fund
Assets:
Investments in Affiliated Mutual Funds, at value*	$546,753,192
Receivable for securities sold	63,416
Receivable for capital shares sold	198,122
Prepaid expenses	4,501

547,019,231

Liabilities:
Due to custodian bank	106,031
Payable for capital shares redeemed	156,255
Distribution fees payable (Note 5)	13
Other accrued expenses and other payables	154,123

416,422

Net Assets	$546,602,809

Net Assets consist of:
Paid-in capital	$408,549,359
Distributable earnings (losses)	138,053,450

Net Assets	$546,602,809

Retail Shares:
Net Assets	$84,998,063
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,012,226

Net Asset Value Per Share	$21.18

TA Shares:
Net Assets	$57,412,044
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,662,608

Net Asset Value Per Share	$21.56

Institutional Shares:
Net Assets	$404,192,702
Shares Outstanding ($0.01 par value; indefinite shares authorized)	18,738,833

Net Asset Value Per Share	$21.57

*Investments in Affiliated Mutual Funds, at cost	$398,491,426

See Notes to Financial Statements.	3

Baron WealthBuilder Fund	June 30, 2025

STATEMENT OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

Baron WealthBuilder Fund
Investment income (loss):
Income:
Dividends from Affiliated Mutual Funds	$130,185

Expenses:
Distribution fees — Retail Shares (Note 5)	104,702
Shareholder servicing agent fees and expenses — Retail Shares	2,635
Shareholder servicing agent fees and expenses — TA Shares	1,785
Shareholder servicing agent fees and expenses — Institutional Shares	12,369
Reports to shareholders	48,917
Registration and filing fees	50,163
Custodian and fund accounting fees	19,515
Trustee fees and expenses (Note 5)	16,071
Administration fees	27,114
Insurance expense	4,323
Line of credit fees	928
Professional fees	28,838
Miscellaneous expenses	2,608

Total operating expenses	319,968
Expenses reimbursed — Retail Shares (Note 5)	(12,832)
Expenses reimbursed — TA Shares (Note 5)	(8,718)
Expenses reimbursed — Institutional Shares (Note 5)	(60,257)

Total net expenses	238,161

Net investment income (loss)	(107,976)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on Affiliated Mutual Funds	1,199,350
Change in net unrealized appreciation (depreciation) of Affiliated Mutual Funds	5,383,939

Net gain (loss) on investments	6,583,289

Net increase (decrease) in net assets resulting from operations	$6,475,313

4	See Notes to Financial Statements.

June 30, 2025	Baron WealthBuilder Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

JUNE 30, 2025

	Baron WealthBuilder Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(107,976)	$199,098
Net realized gain (loss)	1,199,350	23,642,920
Change in net unrealized appreciation (depreciation)	5,383,939	70,914,899

Increase (decrease) in net assets resulting from operations	6,475,313	94,756,917

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—
Distributable earnings — TA Shares		(14,359)
Distributable earnings — Institutional Shares	—	(100,334)

Decrease in net assets from distributions to shareholders	—	(114,693)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	3,827,975	10,511,830
Proceeds from the sale of shares — TA Shares	1,050,932	4,357,840
Proceeds from the sale of shares — Institutional Shares	14,600,349	31,583,077
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—
Net asset value of shares issues in reinvestment of distribution — TA Shares	—	14,166
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	96,603
Cost of shares redeemed — Retail Shares	(11,152,760)	(29,289,690)
Cost of shares redeemed — TA Shares	(4,462,040)	(3,135,350)
Cost of shares redeemed — Institutional Shares	(36,214,874)	(83,821,255)

Increase (decrease) in net assets derived from capital share transactions	(32,350,418)	(69,682,779)

Net increase (decrease) in net assets	(25,875,105)	24,959,445

Net Assets:
Beginning of period	572,477,914	547,518,469

End of period	$546,602,809	$572,477,914

Capital share transactions — Retail Shares
Shares sold	191,305	562,424
Shares redeemed	(559,287)	(1,577,678)

Net increase (decrease)	(367,982)	(1,015,254)

Capital share transactions — TA Shares
Shares sold	50,554	231,271
Shares issued in reinvestment of distributions	—	711
Shares redeemed	(234,288)	(159,650)

Net increase (decrease)	(183,734)	72,332

Capital share transactions — Institutional Shares
Shares sold	711,902	1,688,346
Shares issued in reinvestment of dividends	—	4,845
Shares redeemed	(1,827,870)	(4,411,732)

Net increase (decrease)	(1,115,968)	(2,718,541)

See Notes to Financial Statements.	5

Baron WealthBuilder Fund	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and capital gain distributions from the Underlying Funds are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends received from Underlying Funds are reflected as dividend income; capital gain distributions are reflected as realized gains.

6

June 30, 2025	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

d) Expense Allocation. The Fund is charged for those expenses directly attributable to the Fund, such as distribution and transfer agency fees. Expenses that are not directly attributable to the Fund are typically allocated among the funds in the Trust and Baron Investment Funds Trust (collectively, the Fund Complex) in proportion to their respective net assets. The Fund accrues distribution and service (12b-1) fees to Retail Shares.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because Underlying Funds have varied expenses and fee levels and the Fund may own different proportion of Underlying Funds at different times, the amount of acquired fund fees and expenses incurred indirectly by the Fund will vary.

e) Single Issuer and Common CEO Risk. Single issuer risk is the possibility that factors specific to an issuer to which an Underlying Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Underlying Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 33% of Baron Partners Fund’s net assets as of June 30, 2025, the NAV of Baron Partners Fund will be materially impacted by the price of Tesla stock. The Fund’s indirect proportionate ownership of Tesla is $32,147,284, which represents 5.9% of the Fund’s net assets as of June 30, 2025. The Underlying Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, certain Underlying Funds have made investments in Space Exploration Technologies Corp., X.AI Holdings Corp., Tesla, and Neuralink Corp. The Chief Executive Officer of each is Elon Musk. The Fund’s indirect proportionate ownership of these companies is $61,224,513, which represents 11.2% of the Fund’s net assets as of June 30, 2025. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk. The financial statements of the Underlying Funds are available at BaronCapitalGroup.com.

f) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 33% of Baron Partners Fund’s net assets as of June 30, 2025, Baron Partners Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. The Fund will not be subject to federal or state income taxes to the extent that it qualifies as regulated investment companies and substantially all of its income is distributed.

j) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, short-term capital gain distributions, and wash sale losses deferred. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund, if not distributed. The Fund intends to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

l) Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Adviser’s Management Committee acts as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Financial Statements.

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

7

Baron WealthBuilder Fund	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Baron WealthBuilder Fund	$7,471,631	$39,925,982

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Fund and the Underlying Funds. The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ Prospectuses or Statements of Additional Information for specific fees. The Adviser has contractually agreed to reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, and dividend expenses, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term as follows:

Annual Operating Expense Ratio Cap

Retail Shares	TA Shares	Institutional Shares
0.30%	0.05%	0.05%

The aforementioned reimbursement, if applicable, is not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Fund’s shares. The Fund is authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Fund has entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Ownership Concentration. As of June 30, 2025 the officers, Trustees and portfolio managers owned, directly or indirectly, 16.2% of the Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to the Fund’s shareholders.

f) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer*	Shares Held at December 31, 2024	Value at December 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at June 30, 2025	Value at June 30, 2025	% of Net Assets at June 30, 2025
“Affiliated” Company as of June 30, 2025:
Baron Asset Fund	570,359	$55,986,404	$—	$3,823,393	$2,921,898	$(729,687)	$—	$—	528,747	$54,355,222	9.94%
Baron Discovery Fund	857,172	27,918,099	—	2,753,457	1,680,022	132,168	—	—	769,228	26,976,832	4.93%
Baron Durable Advantage Fund	684,537	19,591,455	1,405,323	—	1,615,979	—	—	—	734,896	22,612,757	4.14%
Baron Emerging Markets Fund	996,621	14,959,276	—	1,678,106	2,783,331	(179,038)	—	—	890,441	15,885,463	2.91%
Baron Fifth Avenue Growth Fund	443,011	26,266,119	—	3,058,697	779,716	974,108	—	—	389,229	24,961,246	4.57%
Baron FinTech Fund	909,258	15,921,109	—	2,994,019	670,646	215,766	—	—	731,647	13,813,502	2.53%
Baron Focused Growth Fund	842,345	41,662,400	—	3,749,237	1,007,396	47,957	—	—	758,881	38,968,516	7.13%

*	Institutional Shares.

8

June 30, 2025	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Name of Issuer*	Shares Held at December 31, 2024	Value at December 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2025	Value at June 30, 2025	% of Net Assets at June 30, 2025
Baron Global Advantage Fund	572,645	$22,797,003	$—	$1,313,053	$1,973,799	$287,445	$—	536,615	$23,745,194	4.34%
Baron Growth Fund	816,685	78,050,584	3,440,928	5,631,991	(1,266,311)	(1,584,906)	—	790,989	73,008,304	13.36%
Baron Health Care Fund	747,514	14,397,113	549,825	—	(1,121,215)	—	—	775,854	13,825,723	2.53%
Baron International Growth Fund	586,958	15,753,949	—	1,317,900	2,899,204	(346,562)	—	537,617	16,988,691	3.11%
Baron Opportunity Fund	536,911	27,097,896	—	3,866,694	778,649	1,055,893	—	457,655	25,065,744	4.58%
Baron Partners Fund	431,208	94,744,922	1,324,087	8,231,851	(8,329,496)	1,482,657	—	397,791	80,990,319	14.81%
Baron Real Estate Fund	861,396	34,498,911	—	1,507,584	(1,034,525)	(156,451)	—	821,290	31,800,351	5.82%
Baron Real Estate Income Fund	769,285	12,916,296	130,185	—	(285,803)	—	130,185	777,142	12,760,678	2.33%
Baron Small Cap Fund	2,118,619	70,062,718	621,283	—	310,649	—	—	2,139,037	70,994,650	12.99%

		$572,624,254	$7,471,631	$39,925,982	$5,383,939	$1,199,350	$130,185		$546,753,192

*	Institutional Shares.

6. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund) participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2025, the Fund did not have any borrowings under the line of credit.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, short-term capital gain distributions, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences.

As of June 30, 2025, the Fund’s cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$398,491,426

Gross tax unrealized appreciation	148,261,766
Gross tax unrealized depreciation	—

Net tax unrealized appreciation (depreciation)	148,261,766

9

Baron WealthBuilder Fund	June 30, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

At December 31, 2024, the Fund had capital loss carryforwards with no expiration dates, as follows:

Short-Term	$—

Long-Term	$—

Capital loss carryforward utilized during the year ended December 31, 2024	$17,257,222

The estimated tax character of distributions paid during the six months ended June 30, 2025 and the year ended December 31, 2024 was as follows:

Six months Ended June 30, 2025		Year Ended December 31, 2024

Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
$ —	$ —	$114,693	$ —

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Fund is required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Fund’s federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. At June 30, 2025, the Fund did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Fund’s federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements except as noted below.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund and Baron FinTech Fund (each, an “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF and Baron Technology ETF (each, an “Acquiring Fund” and together with the Acquired Funds, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which an Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to its corresponding Acquiring Fund, each a series of Acquiring Fund Trust, in exchange for shares of its corresponding Acquiring Fund in a tax-free reorganization (each, a “Reorganization”). Each Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for each Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Each Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”). For additional information please refer to each Acquired Fund’s current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

10

June 30, 2025	Baron WealthBuilder Fund

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

		Income (loss) from Investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]		Gross expenses (%)[4]		Net expenses (%)[4]		Net investment income (loss) (%)[2]	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2025	20.85	(0.03)	0.36	0.33	0.00	0.00	0.00	21.18	1.58	[5,6]	0.33	[7]	0.30	[7]	(0.25)[7]	85.0	1	[5]

Year Ended December 31,

2024	17.60	(0.03)	3.28	3.25	0.00	0.00	0.00	20.85	18.47	[6]	0.33		0.30		(0.17)	91.3	7

2023	14.04	(0.03)	3.59	3.56	0.00	0.00	0.00	17.60	25.36	[6]	0.33		0.30		(0.18)	94.9	7

2022	21.56	(0.04)	(7.02)	(7.06)	(0.08)	(0.38)	(0.46)	14.04	(32.75)[6]		0.34		0.30		(0.27)	76.0	21

2021	19.57	(0.03)	3.21	3.18	0.00	(1.19)	(1.19)	21.56	16.42	[6]	0.33	[8]	0.30	[8]	(0.13)	117.4	0	[9]

2020	12.23	(0.04)	7.62	7.58	0.00	(0.24)	(0.24)	19.57	62.45	[6]	0.41	[8]	0.30	[8]	(0.29)	44.5	7

TA SHARES

Six Months Ended June 30,

2025	21.19	(0.00)[10]	0.37	0.37	0.00	0.00	0.00	21.56	1.75	[5,6]	0.08	[7]	0.05	[7]	(0.00)[7,11]	57.4	1	[5]

Year Ended December 31,

2024	17.85	0.02	3.33	3.35	(0.01)	0.00	(0.01)	21.19	18.74	[6]	0.08		0.05		0.08	60.3	7

2023	14.21	0.01	3.64	3.65	(0.01)	0.00	(0.01)	17.85	25.66	[6]	0.08		0.05		0.07	49.5	7

2022	21.76	(0.00)[10]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[6]		0.08		0.05		(0.02)	37.9	21

2021	19.70	0.03	3.22	3.25	(0.00)[10]	(1.19)	(1.19)	21.76	16.70	[6]	0.08	[8]	0.05	[8]	0.12	47.2	0	[9]

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[6]	0.16	[8]	0.05	[8]	(0.04)	44.0	7

INSTITUTIONAL SHARES

Six Months Ended June 30,

2025	21.20	(0.00)[10]	0.37	0.37	0.00	0.00	0.00	21.57	1.75	[5,6]	0.08	[7]	0.05	[7]	(0.00)[7,11]	404.2	1	[5]

Year Ended December 31,

2024	17.86	0.01	3.34	3.35	(0.01)	0.00	(0.01)	21.20	18.73	[6]	0.08		0.05		0.08	420.9	7

2023	14.21	0.01	3.65	3.66	(0.01)	0.00	(0.01)	17.86	25.73	[6]	0.08		0.05		0.07	403.1	7

2022	21.76	(0.00)[10]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[6]		0.09		0.05		(0.02)	312.5	21

2021	19.70	0.02	3.23	3.25	(0.00)[10]	(1.19)	(1.19)	21.76	16.70	[6]	0.08	[8]	0.05	[8]	0.09	412.2	0	[9]

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[6]	0.16	[8]	0.05	[8]	(0.04)	184.1	7

[1]	Based on average shares outstanding.
[2]	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations by the Underlying Funds.
[3]	Total returns reflect reinvestment of all dividends and distributions, if any.
[4]	Expenses do not include acquired fund fees and expenses of the Underlying Funds.
[5]	Not Annualized.
[6]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[7]	Annualized.
[8]	Includes interest expense of less than 0.01%.
[9]	Less than 0.5%.
[10]	Less than $0.01 per share.
[11]	Less than 0.01%.

See Notes to Financial Statements.	11

Baron WealthBuilder Fund	June 30, 2025

Changes In and Disagreements with Accountants (Unaudited)	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders (Unaudited)	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others (Unaudited)	For the period covered by this report

Refer to the financial statements included herein.

12

June 30, 2025	Baron WealthBuilder Fund

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BARON WEALTHBUILDER FUND BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board” or the “Trustees”) of Baron Select Funds (the “Trust”) met on May 6, 2025 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for Baron WealthBuilder Fund (the “Fund”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreement for the Fund. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreement for the Fund for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had previously considered in connection with approving the investment advisory agreement for the Fund and those of the underlying Baron funds in which it invests and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: relationships with and supervision of third party service providers, such as the Fund’s custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Fund and the support services provided to the Board;

•	The Adviser’s investment principles and processes and the historical performance of the Fund as compared to similar funds managed by other advisers over comparable periods;

•

The total expense ratio of the Fund and comparisons to similar funds managed by other advisers over comparable periods. They observed that the net operating expenses paid by the Fund (total expense ratio) were within the range of those of the funds in its peer group; and

•	Additional services provided by the Adviser.

No advisory fee is payable by the Fund to the Adviser, although the Fund bears indirectly its pro rata share of the expenses of the underlying Baron funds in which it invests, including advisory fees payable by such underlying Baron funds to the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to the Fund supported approval of the investment advisory agreement for the Fund.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

As part of its consideration of the investment performance of the Fund and the Adviser, the Board took into account the analyses performed by Broadridge. The Board considered, among other information, Broadridge’s comparison of the expense ratio with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of the Fund’s annualized total return and related risk metrics over one-, three- and five-year periods against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that the Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

Since the Fund does not pay advisory fees, the Board did not consider any comparisons to the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to any other funds or separately managed accounts. The Board was provided with a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows. However, since the Fund does not pay an advisory fee the Board did not consider the profitability analysis material to its considerations.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Fund.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund does not pay an advisory fee, the Board did not consider potential economies of scale. The Board did consider that the Adviser was continuing to grow and upgrade its staff and invest in its business.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of the Fund’s investment advisory agreement.

13

SEMIWEALTH 6/30/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2025

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: August_28, 2025